As filed with the Securities and Exchange Commission on March 2, 2017

Securities Act File No. 002-17226

Investment Company Act File No. 811-00994

United States

Securities and Exchange Commission

Washington D.C. 20549

Form N-1A
Registration Statement under the SECURITIES Act of 1933

Post-effective Amendment No. 108	☑

Registration Statement under the Investment Company Act of 1940

Post-effective Amendment No. 70	☑

(Check appropriate box or boxes)

RMB Investors Trust

115 South LaSalle, 34th Floor

Chicago, Illinois 60603

(Address of Principal Executive Offices)

Registrant’s Telephone Number; including Area Code: (800) 462-2392

Walter H. Clark

115 South LaSalle, 34th Floor

Chicago, Illinois 60603

(Name and Address of Agent for Service of Process)

Copies of Communications to:

Joseph M. Mannon.

Vedder Price

222 North LaSalle St.

Chicago, Ilinois 60601

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☑	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion—Dated March 2, 2017

May 1, 2017

Prospectus

RMB FUNDS	RMB Fund RMBHX (Class A) RMBJX (Class C) RMBGX (Class I)	RMB Mendon Financial Long/Short Fund RMBFX (Class A) RMBCX (Class C) RMBIX (Class I)
RMB Mendon Financial Services Fund RMBKX (Class A) RMBNX (Class C) RMBLX (Class I)

As with all mutual funds,
the U.S. Securities and
Exchange Commission has
not approved or
disapproved these shares or
determined if this
prospectus is truthful or
complete. Any
representation to the
contrary is a
criminal offense.

Where to Get More Information	back cover

Each of the funds has its own risk profile, so be sure to read this prospectus carefully before investing in any of the funds.

Mutual funds are not bank accounts and are neither insured nor guaranteed by the FDIC or any other government agency. An investment in any mutual fund entails the risk of losing money.

RMB Fund

INVESTMENT OBJECTIVE:  The RMB Fund (“the Fund”) seeks capital appreciation, mainly long term. Income is generally of lesser importance, meaning that it is a secondary goal.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 28 of this prospectus and the “Purchase and Redemption of Shares” section of the Fund’s Statement of Additional Information.

Fee Table

	Class A	Class C	Class I
Shareholder Fees (paid directly from your investment)
Maximum front-end sales charge on purchases (load) (as a % of offering price)	5.00%	N/A	N/A
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	N/A	1.00%	N/A
Redemption fee (as a % of redemption proceeds)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.60%	0.60%	0.60%
Distribution and Shareholder Service (12b-1) fees	0.25%	1.00%	N/A
Other expenses	x.xx %	x.xx %	x.xx	%[1]
Total Annual Fund Operating Expenses	x.xx %	x.xx %	x.xx	%

[1]	Class I shares commenced investment operations on February 1, 2017. The ratio of “Other expenses” provided in this table is an estimate based on the ratio of “Other expenses” of another share class of the Fund, as adjusted for the Class I shares anticipated expenses.

Example

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. The first Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, followed by an Example that assumes you do not redeem your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Class A	$	xx	$	xx	$	xx	$	xx
Class C	$	xx	$	xx	$	xx	$	xx
Class I	$	xx	$	xx	$	xx	$	xx

You would pay the following expenses if you did not redeem your shares:

	1 year		3 years		5 years		10 years
Class A	$	xx	$	xx	$	xx	$	xx
Class C	$	xx	$	xx	$	xx	$	xx
Class I	$	xx	$	xx	$	xx	$	xx

THE FUNDS 1

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The Fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of $14 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the Fund’s stock portfolio, the adviser uses sector research, which focuses on selecting the industries the Fund will invest in (e.g., top-down research). The Fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

•	Potential for sustained operating and revenue growth

•	Product leadership and strong management teams that focus on enhancing shareholder value

•	Companies with histories of paying regular dividends

•	Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the Fund intends to remain fully invested with only minimal investments in cash, short-term debt instruments or money market funds. In unusual circumstances, the Fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the Fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risk of investing in the Fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:

•	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the Fund emphasizes — large-capitalization stocks or particular sectors — fell out of favor with the market. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk — The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Large-Cap Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Dividend Risk — This is the risk than an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

THE FUNDS 2

PAST PERFORMANCE

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance. Returns shown for periods prior to July 1, 2016 were generated under the management of the Fund’s former investment adviser.

The bar chart shows the annual total returns of the Fund’s Class A shares for each of the last ten calendar years. The returns in the bar chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the Fund’s average annual total returns over 1-, 5- and 10-year periods compared to the S&P 500® Index Total Return, which represents a broad measure of market performance and the reinvestment of dividends in the index, S&P 500® Index (price return), which represents a broad measure of market performance without the reinvestment of dividends in the index, and the Morningstar Large Growth Category average, which represents the performance of the Fund’s peer group. The funds included in the Morningstar Large Growth Category are determined by Morningstar, Inc. The Fund’s performance figures assume that all distributions were reinvested in the Fund and do not reflect the deduction of the Fund’s maximum sales charges or its annual operating expenses. Updated performance information may be obtained on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.

[INSERT BAR CHART]

Best Quarter:   xx.xx in x Quarter of xxxx
Worst Quarter:  xx.xx in x Quarter of xxxx

THE FUNDS 3

Average Annual Total Returns

(For the following periods ended 12/31/2016)	1 year		5 years		10 years
CLASS A SHARES
Total Return Before Taxes	xx	%	xx	%	xx	%
Total Return After Taxes on Distributions [1]	xx	%	xx	%	xx	%
Total Return After Taxes on Distributions and Sale of Fund Shares [1]	xx	%	xx	%	xx	%
CLASS C SHARES
Total Return Before Taxes	xx	%	xx	%	xx	%
CLASS I SHARES[2]
Total Return Before Taxes	xx	%	xx	%	xx	%
S&P 500® Index Total Return[3] (reflects no deduction of fees, expenses or taxes)	xx	%	xx	%	xx	%
S&P 500® Index (price return) (reflects no deduction of fees, expenses or taxes)	xx	%	xx	%	xx	%
Morningstar Large Growth Category (reflects no deduction of fees, expenses or taxes)	xx	%	xx	%	xx	%

[1]	Where the Return After Taxes on Distributions and Sale of Fund Shares is higher than the Total Return Before Taxes, it is due to realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

[2]	Class I shares commenced investment operations on February 1, 2017. Performance shown prior to February 1, 2017 for the Class I shares reflects the performance of Class A shares. Class I shares are not subject to the front-end sales charge or distribution and shareholder service (12b-1) fees applicable to Class A shares, which reduce the performance shown for the Class I shares.

[3]	This benchmark was added as an additional measure of the Fund's performance as it is more representative of the Fund's calculation of performance, which assumes that all distributions were reinvested in the Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.

ADVISER

The Fund is advised by RMB Capital Management, LLC (the “Adviser” or “RMB”).

Portfolio Managers

Todd Griesbach has had primary day-to-day responsibility for the Fund’s portfolio since July 2016. Mr. Griesbach is a Senior Vice President and Portfolio Manager of the Adviser.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any day that the Fund is open for business by sending a written request by mail (RMB Investors Trust, c/o BNY Mellon Asset Servicing, P.O. Box 9781, Providence, Rhode Island, 02940-9781), by telephone (BNY Mellon Asset Servicing, 1-800-462-2392), or through certain financial intermediaries.

The table below sets forth the minimum initial and subsequent purchase amounts required for each share class and certain types of shareholder accounts.

	Minimum Initial Investment		Minimum Subsequent Investment
	Class A and C	Class I	Class A and C	Class I
Regular Account	$2,500	$100,000	$500	$25,000
Automatic Investment Program, IRA, and minor custodial account	$100	$100,000	$50	$25,000

For additional information about purchase and sale of Fund shares, please turn to “How to Buy Shares” in this prospectus.

TAX INFORMATION

The Fund intends to make distributions that will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

THE FUNDS 4

RMB Mendon Financial Services Fund

INVESTMENT OBJECTIVE:  The RMB Mendon Financial Services Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 28 of this prospectus and the “Purchase and Redemption of Shares” section of the Fund’s Statement of Additional Information.

Fee Table

	Class A	Class C	Class I
Shareholder Fees (paid directly from your investment)
Maximum front-end sales charge on purchases (load) (as a % of offering price)	5.00%	N/A	N/A
Maximum deferred sales charge (load) (% of offering price or the amount you receive when you sell shares, whichever is less)	N/A	1.00%	N/A
Redemption fee (as a % of redemption proceeds)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75%	0.75%	0.75%
Distribution and Shareholder Service (12b-1) fees	0.25%	1.00%	N/A
Acquired fund fees and expenses[1]	xx %	xx %	xx%
Other expenses	xx %	xx %	xx% [2]
Total Annual Fund Operating Expenses	xx %	xx %	xx%

[1]	The ratios of Annual Fund Operating Expenses in this table do not match those found in the “Financial Highlights” section of this prospectus, which reflect the current operating expenses of the Fund and do not include acquired fund fees and expenses incurred indirectly by the Fund as a result of its investment in other mutual funds.

[2]	Class I shares commenced investment operations on February 1, 2017. The ratio of “Other expenses” provided in this table is an estimate based on the ratio of “Other expenses” of another share class of the Fund, as adjusted for the Class I shares anticipated expenses.

THE FUNDS 5

Example

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The first Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, followed by an Example that assumes you do not redeem your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Class A	$	xx	$	xx	$	xx	$	xx
Class C	$	xx	$	xx	$	xx	$	xx
Class I	$	xx	$	xx	$	xx	$	xx

You would pay the following expenses if you did not redeem your shares:

	1 year		3 years		5 years		10 years
Class A	$	xx	$	xx	$	xx	$	xx
Class C	$	xx	$	xx	$	xx	$	xx
Class I	$	xx	$	xx	$	xx	$	xx

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its net assets (including borrowing, if any) in stocks of U.S. companies that are in the financial services sector. The Fund may invest in companies of any size, but, under normal conditions, the Fund invests primarily in mid, small and micro capitalization financial services companies. The Fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)

•	Thrift and savings banks

•	Financial conglomerates

•	Electronic transaction processors for financial services companies

•	Real Estate Investment Trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

Ordinarily, the Fund’s portfolio will be invested primarily in common stocks. In selecting stocks, the Fund’s sub-adviser uses a combination of growth and value strategies. The Fund may also invest in companies that may experience unusual and possibly unique developments, or “special situations”, which may create a special opportunity for significant returns. Special situations include: significant technological improvements or discoveries; reorganizations, recapitalizations or mergers; favorable resolutions of litigation; new management or material changes in company policies; and actual or potential changes in control of a company.

THE FUNDS 6

Under normal conditions, the Fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market Funds. In unusual circumstances, the Fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the Fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risks of investing in the Fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the Fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a mutual fund that invests across several sectors.

Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:

•	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the Fund emphasizes — mid and small-capitalization stocks or particular sectors — fell out of favor with the market. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk — The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Small- and Mid-Capitalization Companies Risk — The Fund may invest in the securities of companies with small and mid-capitalizations, which can involve greater risk and the possibility of greater portfolio volatility than investments in securities of large capitalization companies. Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks. Small and mid-capitalization companies may have limited product lines and financial resources and may depend upon a limited or less experienced management group. The securities of small capitalization companies trade in the over-the-counter markets or on regional exchanges and may not be traded daily or in the volume typical of trading on a national securities exchange, which may make these securities more difficult to value and to sell.

•	Large-Cap Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Financial Services Sector Risk — The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. The financial services sector may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the federal funds rate increases recently initiated by the Federal Reserve. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the Fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse effects on individual holdings in the Fund or the sector. Financial services companies could fall further out of favor, causing the Fund to underperform mutual funds that focus on other types of stocks. No assurance can be made that future financial crises will not severely impact financial services companies.

THE FUNDS 7

•	Micro Capitalization Companies Risk — Micro cap stocks have a market capitalization of less than $300 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early stage of development or newly formed with limited markets or product lines. There may also be less public information about micro-cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro-cap companies may not be traded daily. As a result, some of the Fund’s holdings may be considered or become illiquid.

•	Portfolio Turnover Risk — The portfolio turnover rate measures the frequency with which the Fund sells and replaces its securities within a given period. The Fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the Fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

•	Special Situations Risk — The Fund will seek to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur or involve longer time frames than originally expected, which could have a negative impact on the price of the issuer’s securities and fail to produce gains or produce a loss for the Fund.

THE FUNDS 8

PAST PERFORMANCE

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the Fund’s Class A shares for each of the last ten calendar years. The returns in the bar chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the Fund’s average annual total returns over 1-, 5- and 10-year periods compared to the NASDAQ Bank Index, which represents a broad measure of market performance, and the Morningstar Financial Sector Category average, which represents the performance of the Fund’s peer group. The Funds included in the Morningstar Financial Sector Category are determined by Morningstar, Inc. The Fund’s performance figures assume that all distributions were reinvested in the Fund and do not reflect the deduction of the Fund’s maximum sales charges or its annual operating expenses. Updated performance information may be obtained on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.

[INSERT BAR CHART]

Best Quarter:   xx% in the xx Quarter of xxxx
Worst Quarterxx% in the xxQuarter of xxxx

Average Annual Total Returns

(For the following periods ended 12/31/2016)	1 year		5 years		10 years
CLASS A SHARES
Total Return Before Taxes	xx	%	xx	%	xx	%
Total Return After Taxes on Distributions	xx	%	xx	%	xx	%
Total Return After Taxes on Distributions and Sale of Fund Shares	xx	%	xx	%	xx	%
CLASS C SHARES
Total Return Before Taxes	xx	%	xx	%	xx	%
CLASS I SHARES
Total Return Before Taxes [1]	xx	%	xx	%	xx	%
NASDAQ Bank Index (reflects no deduction of fees, expenses or taxes)	xx	%	xx	%	xx	)%
Morningstar Financial Sector Category (reflects no deduction of fees, expenses or taxes)	xx	)%	xx	%	xx	)%

[1]	Class I shares commenced investment operations on February 1, 2017. Performance shown prior to February 1, 2017 for the Class I shares reflects the performance of Class A shares. Class I shares are not subject to the front-end sales charge or distribution and shareholder service (12b-1) fees applicable to Class A shares, which reduce the performance shown for the Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.

THE FUNDS 9

ADVISER

The Fund is advised by RMB Capital Management, LLC (the “Adviser” or “RMB”).

Sub-adviser

Mendon Capital Advisors Corp. (“Mendon”) is the Fund’s sub-adviser.

Portfolio Manager

Anton Schutz has had primary day-to-day responsibility for the Fund’s portfolio since its inception in 1999. Mr. Schutz is the President of Mendon.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any day that the Fund is open for business by sending a written request by mail (RMB Investors Trust, c/o BNY Mellon Asset Servicing, P.O. Box 9781, Providence, Rhode Island, 02940-9781), by telephone (BNY Mellon Asset Servicing, 1-800-462-2392), or through certain financial intermediaries.

The table below sets forth the minimum initial and subsequent purchase amounts required for each share class and certain types of shareholder accounts.

	Minimum Initial Investment		Minimum Subsequent Investment
	Class A and C	Class I	Class A and C	Class I
Regular Account	$2,500	$100,000	$500	$25,000
Automatic Investment Program, IRA, and minor custodial account	$100	$100,000	$50	$25,000

The availability of the Fund to new investors in limited. New investors in the Fund must meet certain additional requirements. For additional information about purchase and sale of Fund shares, please turn to “How to Buy Shares” in this prospectus.

TAX INFORMATION

The Fund intends to make distributions that will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

THE FUNDS 10

RMB Mendon Financial Long/Short Fund

INVESTMENT OBJECTIVE:  The RMB Mendon Financial Long/Short Fund (the “Fund”) seeks capital appreciation.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “Choosing a Share Class” section on page 28 of this prospectus and the “Purchase and Redemption of Shares” section of the Fund’s Statement of Additional Information.

Fee Table

	Class A		Class C		Class I
Shareholder Fees (paid directly from your investment)
Maximum front-end sales charge on purchases (load) (as a % of offering price)	5.00%		N/A		N/A
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	N/A		1.00%		N/A
Redemption fee (as a % of redemption proceeds)	2.00%		2.00%		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees [1]	0.90%		0.90%		0.90%
Distribution and Shareholder Service (12b-1) fees	0.30%		1.00%		N/A
Other expenses
Short sale dividend and interest expenses [2]	xx	%	xx	%	xx	%
Acquired fund fees and expenses [3]	xx	%	xx	%	xx	%
Remainder other expenses	xx	%	xx	%	xx	%
Total other expenses	xx	%	xx	%	xx	%
Total Annual Fund Operating Expenses	xx	%	xx	%	xx	%

[1]	The Fund pays a management fee consisting of a basic annual fee of 0.90% of the Fund’s average daily net assets and a performance adjustment based on a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. For more information, see “Management Fees.”

[2]	Short sale dividend and interest expenses result from the use of prime brokerage to execute short sales and are treated as a Fund expense although no cash is received or paid by the Fund. These expenses will vary from the amount shown based on the Funds’ use of short sales.

[3]	The ratios of Annual Fund Operating Expenses in this table do not match those found in the “Financial Highlights” section of this prospectus, which reflect the current operating expenses of the Fund and do not include acquired fund fees and expenses incurred indirectly by the Fund as a result of its investment in other mutual funds.

Example

These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The first Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, followed by an Example that assumes you do not redeem your shares at the end of the periods. The Examples also assume that your investment has a 5%

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return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year		3 years		5 years		10 years
Class A	$	xx	$	xx	$	xx	$	xx
Class C	$	xx	$	xx	$	xx	$	xx
Class I	$	xx	$	xx	$	xx	$	xx

You would pay the following expenses if you did not redeem your shares:

	1 year		3 years		5 years		10 years
Class A	$	xx	$	xx	$	xx	$	xx
Class C	$	xx	$	xx	$	xx	$	xx
Class I	$	xx	$	xx	$	xx	$	xx

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was xx% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by investing, under normal circumstances, at least 80% of its net assets (including borrowing, if any) in the common stocks of U.S. companies of any market capitalization that are in the financial services sector. The Fund may invest in companies in the financial services sector of any size and the portion invested in small, medium or large companies is expected to vary over time based on the sub-adviser’s view as to how to achieve the Fund’s objective.

Because the Fund is non-diversified, the Fund may also have larger positions in smaller capitalization companies due to market conditions. Investing in smaller capitalization companies may allow the Fund to capitalize on merger and acquisition activity involving regional banking and savings institutions. The Fund considers all of the following as part of the financial services sector:

•	Regional and money center banks

•	Insurance companies

•	Home, auto and other specialty finance companies

•	Securities brokerage firms and electronic trading networks

•	Investment management and advisory firms

•	Publicly traded, government-sponsored financial intermediaries, such as the Fannie Mae or the Freddie Mac.

•	Thrift and savings banks

•	Financial conglomerates

•	Electronic transaction processors for financial services companies

•	Real Estate Investment Trusts

•	Depository institutions

•	Any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies

The Fund is non-diversified and may invest a larger portion of its assets in the securities of a single company than diversified mutual funds. Notwithstanding its non-diversified status, the Fund intends to diversify its assets to the extent necessary to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended.

The Fund may use futures and options on securities, indices and other derivatives (a type of instrument whose value is determined by reference to the value or the change in value of one or more securities, indices or other financial instruments) to hedge against market changes or as a substitute for securities transactions. It may also use

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derivatives in attempts to profit from anticipated market and security movements. The Fund expects that its primary investments in derivatives will be in written covered call options but may invest in covered put options.

The Fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by the Adviser. Selling short may serve to hedge the Fund’s long portfolio in periods of market decline and to use negative information about companies gained from the sub-adviser’s research to the Fund’s advantage. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Under normal conditions, the Fund intends to remain fully invested with only minimal investments in cash, or short-term debt instruments or money market funds. In unusual circumstances, the Fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the Fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risks of investing in the Fund are the performance of the stock market, especially the stocks of financial services companies, and to a lesser degree, the level of interest rates. Because the Fund concentrates its investments in one sector of the economy, investors should expect greater volatility than in a mutual fund that invests across several sectors.

Any of the following situations could cause the Fund to lose money or underperform in comparison with its peer group:

•	Market Risk — This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company’s individual situation. The risk would be greater if any of the categories of securities that the Fund emphasizes fell out of favor with the market. Companies in the Fund’s portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk — The Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Management Risk — The Fund is subject to management risk because it is an actively managed investment portfolio. The sub-adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Fund’s management strategy or securities selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Derivative Instruments Risk — Derivatives involve substantial risk, because a relatively small change in the security or index underlying a derivative can produce a disproportionately large profit or loss. The Fund may lose more than its initial investment. If the Fund has a derivative investment that begins to deteriorate, there may be no way to sell it and avoid further losses, because no buyer may be available.

•	Call and Put Options Risk — A call option obligates the writer (or seller) of the option to sell a specified asset to the holder of the option at a specified price when the holder exercises the option prior to expiration. A put option obligates the writer (or seller) of the option to buy a specified asset from the holder of the option at a specified price when the holder exercises the option prior to expiration. A writer covers an option it has sold by maintaining segregated liquid assets or offsetting transactions, including other options, to cover its obligation under the option it has written. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the reference asset. Writing covered put options may subject the Fund to a decrease in the market price of the reference asset. Purchasing an option subjects the buyer to the risk that the benefit received from exercising the option, if any, will not exceed the premium paid to purchase the option.

•	Financial Services Sector Risk — The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. The financial services sector may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the federal funds rate increases recently initiated by the Federal Reserve. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the Fund invests. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse

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effects on individual holdings in the Fund or the sector. Financial services companies could fall further out of favor, causing the fund to underperform mutual funds that focus on other types of stocks. No assurance can be made that future financial crises will not severely impact financial services companies.

•	Micro Capitalization Companies Risk — Micro cap stocks have a market capitalization of less than $300 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early stage of development or newly formed with limited markets or product lines. There may also be less public information about micro-cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro-cap companies may not be traded daily. As a result, some of the Fund’s holdings may be considered or become illiquid.

•	Small- and Mid-Capitalization Companies Risk — Historically, stocks of small and mid-capitalization companies and recently organized companies have been more volatile in price than those of the larger market capitalization companies. Among the reasons for the greater price volatility is the lower degree of liquidity in the markets for such stocks, which may make these securities difficult to value and to sell. As a result, some of the Fund’s small cap holdings may be considered or become illiquid. Such companies also may have limited product lines and financial resources and may depend upon a limited or less experienced management group.

•	Large-Cap Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Non-Diversification Risk — Matters affecting the stock price of a single company in which the Fund invests may have a greater impact on the Fund’s share price than in a diversified Fund. Such non-diversification will increase the volatility of the value of the Fund’s portfolio investments.

•	Short Sale Risk — Selling short may produce higher than normal portfolio turnover and result in increased transaction costs to the Fund. In addition, selling short magnifies the potential for loss to the Fund and its shareholders. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited.

•	Portfolio Turnover Risk — The portfolio turnover rate measures the frequency with which the Fund sells and replaces its securities within a given period. The Fund anticipates that it will experience a high portfolio turnover rate. High turnover can increase the Fund’s transaction costs, thereby lowering its returns. It also may increase your tax liability.

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PAST PERFORMANCE

The bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the Fund’s Class A shares for each of the last ten calendar years. The returns in the bar chart do not include the effect of Class A shares’ front-end sales charges. These figures would be lower if they reflected such sales charges. The table presents the Fund’s average annual total returns for 1-, 5- and 10-year periods compared to the KBW Bank Index, which represents a broad measure of market performance, and the Morningstar Long/Short Category average, which represents the performance of the Fund’s peer group. The funds included in the Morningstar Long/Short Category are determined by Morningstar, Inc. The Fund’s performance figures assume that all distributions were reinvested in the Fund and do not reflect the deduction of the Fund’s maximum sales charges or its annual operating expenses. Updated performance information may be obtained on the Fund’s website at www.rmbfunds.com or by calling 1-800-462-2392.

[INSERT BAR CHART]

Best Quarter:   xx% in the x Quarter of xxxx
Worst Quarterxx% in the xQuarter of xxxx

Average Annual Total Returns

(For the following periods ended 12/31/2016)	1 year		5 years		10 years
CLASS A SHARES
Total Return Before Taxes	xx	%	xx	%	xx	%
Total Return After Taxes on Distributions	xx	%	xx	%	xx	%
Total Return After Taxes on Distributions and Sale of Fund Shares	xx	%	xx	%	xx	%
CLASS C SHARES
Total Return Before Taxes	xx	%	xx	%	xx	%
CLASS I SHARES
Total Return Before Taxes [1]	xx	%	xx	%	xx	%
The KBW Bank Index (reflects no deduction of fees, expenses or taxes)	xx	%	xx	%	xx	%
Morningstar Long/Short Category (reflects no deduction of fees, expenses or taxes)	xx	%	xx	%	xx	%

[1]	Class I shares commenced investment operations on August 19, 2015. Performance shown prior to August 19, 2015 for the Class I shares reflects the performance of Class A shares. Class I shares are not subject to the front-end sales charge or distribution and shareholder service (12b-1) fees applicable to Class A shares, which reduce the performance shown for the Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or IRAs. The after-tax returns are shown only for Class A shares; after-tax returns for Class C and Class I shares will vary.

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ADVISER

The Fund is advised by RMB Capital Management, LLC (the “Adviser” or “RMB”).

Sub-adviser

Mendon Capital Advisors Corp. (“Mendon”) is the Fund’s sub-adviser.

Portfolio Manager

Anton Schutz has had primary day-to-day responsibility for the Fund’s portfolio since its inception in 2004. Mr. Schutz is the President of Mendon.

PURCHASE AND SALE OF FUND SHARES

You may purchase or redeem Fund shares on any day that the Fund is open for business by sending a written request by mail (RMB Investors Trust, c/o BNY Mellon Asset Servicing, P.O. Box 9781, Providence, Rhode Island, 02940-9781), by telephone (BNY Mellon Asset Servicing, 1-800-462-2392), or through certain financial intermediaries.

The table below sets forth the minimum initial and subsequent purchase amounts required for each share class and certain types of shareholder accounts.

	Minimum Initial Investment		Minimum Subsequent Investment
	Class A and C	Class I	Class A and C	Class I
Regular Account	$2,500	$100,000	$500	$25,000
Automatic Investment Program, IRA, and minor custodial account	$100	$100,000	$50	$25,000

For additional information about purchase and sale of fund shares, please turn to “How to Buy Shares” in this prospectus.

TAX INFORMATION

The Fund intends to make distributions that will generally be taxed as ordinary income or capital gains.

FINANCIAL INTERMEDIARY COMPENSATION

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Additional Information

RMB Family of Funds

RMB was founded in 2005. The Board of Trustees (the “Board”) of RMB Investors Trust (the “Trust”), approved RMB to serve as the investment adviser to the RMB Fund, the RMB Mendon Financial Services Fund, and the RMB Mendon Financial Long/Short Fund (each, a “Fund” and collectively, the “Funds”) effective July 1, 2016. On July 1, 2016, the Trust changed its name to the RMB Investors Trust following the decision of the Board to approve RMB as the investment adviser to the Funds. Returns shown for periods prior to July 1, 2016 were generated under the management of the Funds’ former investment adviser.

The Trust offers flexibility to investors. Each of the Funds share the Adviser’s fundamental philosophy of prudent investment and risk management.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related Statement of Additional Information (“SAI”), in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the Funds or their distributor. This prospectus and the related SAI do not constitute an offer by the Funds or by the distributor to sell shares of the Funds to or to buy shares of the Funds from any person to whom it is unlawful to make such an offer.

The Trust, on behalf of the Funds, enters into contractual arrangements (“Contracts”) with various parties, including, among others, the Adviser, the administrator, the distributor, the transfer agent and the custodian. Each Contract is solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Contract. Further, this prospectus, the SAI and any Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Funds and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of a Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.

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Additional Information on Investment Objectives, Principal Investment Strategies and Risks of Each Fund

Information relating to the Funds in this section is in addition to the information included in the Summary section for each Fund.

RMB Fund

INVESTMENT OBJECTIVE:  The RMB Fund seeks capital appreciation, mainly long-term. Income is generally of lesser importance, meaning that it is a secondary goal. The Fund’s objective is fundamental and may not be changed without shareholder approval.

How the Fund Selects Securities

In managing the Fund’s stock portfolio, the Adviser uses sector research, which focuses on selecting the industries the Fund will invest in (e.g., top-down research). The Fund seeks to reduce risk by diversifying across many different industries and economic sectors. In the past, the Fund has tended to favor the following sectors:

•	Consumer Discretionary

•	Consumer Staples

•	Energy

•	Financial Services

•	Industrials

•	Information Technology

•	Materials

The Fund may emphasize different sectors in the future.

In selecting individual stocks, the Adviser looks for companies that appear to have the following characteristics:

•	Potential for sustained operating and revenue growth

•	Product leadership and strong management teams that focus on enhancing shareholder value

•	Companies with histories of paying regular dividends

•	Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Although the Fund typically favors large-capitalization stocks (commonly known as “blue-chip”) companies, it will consider opportunities in small- and medium-capitalization companies that meet its selection criteria.

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RMB Mendon Financial Services Fund

INVESTMENT OBJECTIVE:  The RMB Mendon Financial Services Fund (the “Financial Services Fund”) seeks capital appreciation. The Fund’s objective is non-fundamental and may be changed without shareholder approval upon 60 days’ notice to shareholders.

How the Fund Selects Securities

In selecting stocks, the Fund’s sub-adviser uses a combination of growth and value strategies. The sub-adviser seeks growth stocks of companies with the following characteristics:

•	Capable management

•	Attractive business niches

•	Sound financial and accounting practices

•	Demonstrated ability to sustain growth in revenues, earnings and cash flow

The sub-adviser also looks for opportunities to purchase value stocks of companies that appear to be:

•	Undervalued based on their balance sheets or individual circumstances

•	Temporarily distressed

•	Poised for a merger or acquisition

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings, if any) in stocks of U.S. companies in the financial services sector. The Fund may change this policy upon 60 days’ notice to shareholders.

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RMB Mendon Financial Long/Short Fund

INVESTMENT OBJECTIVE:  The RMB Mendon Financial Long/Short Fund (the “Long/Short Fund”) seeks capital appreciation. The Fund’s objective is non-fundamental and may be changed without shareholder approval upon 60 days’ prior notice.

How the Fund Selects Securities

In selecting stocks, the Fund’s sub-adviser uses a combination of growth and value strategies. The sub-adviser seeks growth stocks of companies with the following characteristics:

•	Capable management

•	Attractive business niches

•	Sound financial and accounting practices

•	Demonstrated ability to sustain growth in revenues, earnings and cash flow

The sub-adviser also looks for opportunities to purchase value stocks of companies that appear to be:

•	Undervalued based on their balance sheets or individual circumstances

•	Temporarily distressed

•	Poised for a merger or acquisition

The portfolio manager constructs the Fund’s portfolio using both a top-down and bottom-up analysis. Examples of top-down analysis include the study of interest rates, credit trends and other macroeconomic factors that broadly affect the financial services sector. Examples of bottom-up analysis include industry screens, sell-side company research reports, company models and other fundamental research that are used to construct the Fund’s portfolio on a stock-by-stock basis. In addition to its own fundamental research, the sub-adviser relies on a broad information network to gather data and to find potential investments. This network includes buy-side and sell-side research analysts, portfolio advisers of both mutual Funds and hedge Funds, management teams at companies and other industry contacts. Using both, a top-down and a bottom-up analysis, the sub-adviser attempts to identify how various financial services sub-sectors and the individual companies therein will move in reaction to market events. Every potential investment is evaluated by weighing its potential for gain against its associated risks. Because of the way the sub-adviser constructs the Fund’s portfolio, there may be times when the Fund’s investments are focused in one or more financial services sub-sectors and/or a limited number of regions of the U.S.

The Fund may take “short” positions (i.e., sell “short”) in securities of companies believed to be overvalued, with a maximum short exposure limit of 25% of net assets, which is measured and monitored daily by management. The Fund generally makes money if the value of the security when repurchased by the Fund is less than its value when the Fund sold the security short. When the Fund sells a security short, it borrows a security it does not own from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Until the Fund replaces the borrowed security, it will maintain collateral daily in a segregated account, as required by law. A security held in a segregated account cannot be sold while the position it is covering is outstanding unless it is replaced with cash, cash equivalent or a similar security. The Fund is also required to repay the lender the dividends or interests that accrue on the stock during the period of the loan. Selling short may be used to hedge the Fund’s long portfolio in periods of market decline and to seek to take advantage of negative information about companies gained from the sub-adviser’s research. A strategy involving selling a particular security short is separate and distinct from a strategy of buying and then selling the underlying security itself.

Under normal circumstances, the Fund will invest at least 80% of its net assets (including borrowings, if any) in stocks of U.S. companies in the financial services sector. The Fund may change this policy upon 60 days’ notice to shareholders.

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CALL OPTIONS

The Fund Collects a Premium.

For the right to purchase the underlying securities from the Fund, the buyer of a call option sold by the Fund pays a fee or “premium” to the Fund. The premium is paid at the time the option is purchased and is not refundable to the buyer regardless of what happens to the underlying security’s price.

If the Option is Exercised.

The buyer of an option may elect to exercise the option at the exercise price at any time before the option expires. The Fund is then obligated to deliver the underlying shares at that exercise price. Options are normally exercised if the market price of the securities exceeds the exercise price of the option.

If the Option Expires.

If the market price of the security does not exceed the exercise price, the call option will likely expire without being exercised, in which case the Fund will keep the premium. The Fund may continue to hold the underlying security or may sell the position.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The Funds’ principal risks are set forth below. Before you decide whether to invest in a Fund, carefully consider these risk factors and special considerations associated with investing in the Funds, which may cause you to lose money.

•	Market Risk — (Applicable to each Fund) The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. For example, the financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments fell, credit became more scarce worldwide and there was significant uncertainty in the markets. Such environments could make identifying investment risks and opportunities especially difficult for the Adviser. In response to the crisis, the United States and other governments have taken steps to support financial markets. The withdrawal of this support or failure of efforts in response to the crisis could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

•	Common Stock Risk — (Applicable to each Fund) The value of equity securities held by a Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests. The price of common stock of an issuer in a Fund’s portfolio may decline if the issuer fails to make anticipated dividend payments because, among other reasons, the financial condition of the issuer declines. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

•	Management Risk — (Applicable to each Fund) The Funds are subject to management risk because they are actively managed investment portfolios. The adviser and/or sub-adviser(s) will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result. A Fund’s management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

•	Large-Cap Company Risk — (Applicable to each Fund) The Funds may invest in large-capitalization (or “large-cap”) companies. Market capitalization is determined by multiplying the number of a company’s outstanding shares by the current market price per share. Larger, more established, companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be unable to respond quickly to new competitive challenges, like price competition, changes in consumer tastes or innovative products. These factors could result in the share price of larger companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on a Fund’s portfolio, performance and share price.

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•	Small- and Mid-Capitalization Companies Risk — (Applicable to the Financial Services Fund and the Long/Short Fund) Investing in small-capitalization or mid-capitalization companies generally involves greater risks than investing in large-capitalization companies. Small- or mid-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. Many small capitalization companies may be in the early stages of development. Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price.

•	Micro Capitalization Companies Risk — (Applicable to the Financial Services Fund and the Long/Short Fund) Micro cap stocks have a market capitalization of less than $300 million. Micro cap companies may be less financially secure than large, mid or small capitalization companies. Micro cap companies may be in the early stage of development or newly formed with limited markets or product lines. There may also be less public information about micro-cap companies. In addition, micro cap companies that rely on smaller management teams may be vulnerable to key personnel losses. Micro cap stock prices also may be more volatile than large, mid or small cap stocks, may have lower trading volume and lower degree of liquidity which makes these securities difficult to value and to sell. The securities of micro-cap companies may not be traded daily. As a result, some of the Funds’ holdings may be considered or become illiquid.

•	Portfolio Turnover Risk — (Applicable to the Financial Services Fund and the Long/Short Fund) Active and frequent trading of a Fund’s securities may lead to higher transaction costs and may result in a greater number of taxable transactions, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

•	Financial Services Sector Risk — (Applicable to the Financial Services Fund and the Long/Short Fund) The financial services sector can be significantly affected by changes in interest rates, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital and price competition. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. The financial services sector may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the federal funds rate increases recently initiated by the Federal Reserve. In addition, the financial services sector was materially and adversely affected by the recent recession, credit crisis and, more recently, the global debt crisis, the effects which are still being felt. A significant number of assets have been written down and additions to reserves have been at unprecedented levels. Regulation in response to the financial crisis, such as the Dodd-Frank Act, may materially and adversely affect companies in which the Funds invest. Particularly, regulation of banks may limit both the amounts and types of loans they can make, the interest rates and fees they can charge and the amount of capital they must maintain. The valuation of financial services companies, including banks, continues to be in flux as markets remain volatile. An adverse event could disproportionally affect the financial services sector, particularly national and regional bank holdings. The continuing consolidation of financial services companies, including banks, may have adverse effects on individual holdings in a Fund or the sector. Financial services companies could fall further out of favor, causing the Funds to underperform other mutual funds that focus on other types of stocks. No assurance can be made that future financial crises will not severely impact financial services companies.

•	Dividend Risk — (Applicable to each Fund) This is the risk than an issuer of stock held by a Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. A Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

•	Special Situations Risk — (Applicable to the Financial Services Fund) Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Initial public offerings are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in initial public offerings, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an initial public offering are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. Securities purchased in initial public offerings which are sold within 12 months after

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purchase may result in increased short-term capital gains, which will be taxable to the Fund’s shareholders as ordinary income. Certain “special situation” investments are investments in securities or other instruments that are determined to be illiquid or lacking a readily ascertainable fair value.

•	Derivative Instruments Risk — (Applicable to the Long/Short Fund) The Fund’s ability to utilize derivatives successfully will depend on the sub-adviser’s ability to predict pertinent market, security and interest rate movements, which cannot be assured. Derivatives involve a number of risks, including possible default by the other party to the transaction, illiquidity and, to the extent the sub-adviser’s view of certain market, security or interest rate movements is incorrect, the risk that the use of derivatives could result in losses greater than if they had not been used. The writing of put and call options may result in losses to the Fund, force the purchase or sale, respectively, of portfolio securities at inopportune times or for prices higher than (in the case of purchase due to the exercise of put options) or lower than (in the case of sales due to the exercise of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell or sell a security it might otherwise hold.

The use of options and futures transactions entail certain other risks. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s investments. The variable degree of correlation between the price movements of future contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the derivative instruments may be greater than gains in the value of the Fund’s position. In addition, futures and options markets may not be liquid in all circumstances, and over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in value of the position, at the same time, such transactions can limit the potential gain that might result from an increase in value of such position.

•	Call and Put Options Risk — (Applicable to the Long/Short Fund) A call option obligates the writer (or seller) of the option to sell a specified asset to the holder of the option at a specified price when the holder exercises the option prior to expiration. A put option obligates the writer (or seller) of the option to buy a specified asset from the holder of the option at a specified price when the holder exercises the option prior to expiration. A writer covers an option it has sold by maintaining segregated liquid assets or offsetting transactions, including other options, to cover its obligation under the option it has written.

•	Covered Call Options. By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying asset above the exercise price, but continues to bear the risk of a decline in the value of the underlying asset. A liquid market may not exist for the option. If the Fund is not able to close out the options transactions, the Fund will not be able to sell the underlying asset until the option expires or is exercised.

•	Covered Put Options. By selling a covered put option, the Fund’s gains are limited to the extent of the premiums received; however, in return for the option premium, the Fund accepts the risk that it may be required to purchase the underlying asset at a price in excess of the asset’s market value at the time of purchase. A liquid market may not exist for the option. If the Fund is not able to sell or exercise the option, the option would expire worthless and the entire premium would be lost.

•	Tax Consequences to Writing Covered Call Options Risk — (Applicable to the Long/Short Fund) The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes, which usually will be taxable as ordinary income when distributed to shareholders. Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options it writes, it may be forced to realize capital gains or losses at inopportune times.

•	Non-Diversification Risk — (Applicable to the Long/Short Fund) Matters affecting the stock price of a single company in which the Fund invests may have a greater impact on the Fund’s share price than in a diversified mutual Fund. Such non-diversification will increase the volatility of the value of the Fund’s portfolio investments.

•	Short Sale Risk — (Applicable to the Long/Short Fund) The larger the Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

•	Cybersecurity Risk — (Applicable to each Fund) Investment companies, including the Funds, must rely in part on digital and network technologies (collectively, “cyber networks”) to conduct their businesses. Such cyber networks might in some circumstances be at risk of cyber attacks that could potentially seek unauthorized access to digital systems for purposes such as misappropriating sensitive information, corrupting data, or causing operational disruption. Cyber attacks might potentially be carried out by persons using techniques that could range from efforts to electronically circumvent network security or overwhelm websites to intelligence gathering and social engineering functions aimed at obtaining information necessary to gain access. Cyber incidents could potentially occur, and might in some circumstances result in unauthorized access to sensitive information about the Funds or their investors.

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Understanding Fund Fees and Expenses

SHAREHOLDER FEES

The following definitions may be helpful in understanding the Funds’ shareholder fees.

Front-End Sales Charge. An amount charged for the sale of Class A shares and reflected in the asked or offering price.

Asked or Offering Price. The price at which a Fund’s shares may be purchased. The asked or offering price includes the current net asset value per share (“NAV”) plus any front-end sales charge.

Contingent Deferred Sales Charge. A fee imposed when certain shares are redeemed during the first one or two years of ownership. Please refer to “Choosing a Share Class” for further information on alternative purchase arrangements.

Short-Term Redemption Fee. A fee imposed when shares are redeemed within 30 days of ownership. The fee is paid to the Fund and is intended to compensate the Fund and its remaining shareholders for the costs associated with short-term investors.

FUND EXPENSES

The following definitions may be helpful in understanding Fund expenses.

Management Fees. Fees paid to the Adviser for the supervision of a Fund’s investment program.

Distribution and Shareholder Service (Rule 12b-1) Fees. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, mutual funds may use some of their assets to pay commissions to brokers, other marketing expenses and shareholder service fees. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. You should take Rule 12b-1 fees into account when choosing a Fund and share class.

Other Expenses. Fees paid by the Fund for miscellaneous items such as transfer agency, custodian, administration, professional and registration fees.

DISCLOSURE OF PORTFOLIO HOLDINGS. A full schedule of portfolio holdings for each fund current as of month-end, is available on the Funds’ website at www.rmbfunds.com approximately 30 days after the end of each month. This information will remain available on the website at least until the date on which the Funds file a Form N-CSR or Form N-Q with the U.S. Securities and Exchange Commission (the “Commission”) for the period or date that includes the date as of which the information is current. The Trust may suspend the posting of this information or modify this policy without notice to shareholders. A description of the Trust’s policies and procedures with respect to the disclosure of the Trust’s portfolio securities is available in the SAI.

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The Investment Adviser

The Trust’s investment adviser is RMB, located at 115 South LaSalle, 34th Floor, Chicago, Illinois, 60603. The Adviser was founded in 2005. RMB is an independent diversified financial services firm with approximately $xx billion in assets under management, as of xx, that provides advisory and investment services to individuals, institutions, and employers, utilizing both internally and externally managed investment products. RMB is a wholly-owned subsidiary of RMB Holdings LLC.

The Board approved RMB to serve as the Funds’ investment adviser effective July 1, 2016. Shareholders of each Fund approved RMB as investment adviser at a special meeting of shareholders held on September 15, 2016, including adjournments and postponements thereof. Management fees paid by each Fund to the Adviser, and the expense limits agreed to by the Adviser (discussed below), did not change from those of the Fund’s former investment adviser as a result of RMB being approved.

With respect to each Fund, the Adviser is responsible for managing the investment and reinvestment of the Fund’s assets in accordance with the Fund’s investment objective and policies, including economic research, industry and company analysis, the purchase and sale of portfolio securities, and maintaining books and records of the Fund. With respect to the RMB Mendon Financial Services Fund and the RMB Mendon Financial Long/Short Fund, the Adviser has entered into an agreement with Mendon, which has been approved by the Board and each Fund’s shareholders, pursuant to which Mendon will provide the Funds with investment advice, consistent with the Funds’ respective investment objective and policies, subject to the oversight of the Adviser. The Adviser also has overall responsibility for the general management of the Funds’ operations, including arranging for and assisting the Board with oversight of the services provided by third party service providers. In return for its services, the Adviser receives a fee from each Fund as described in the table below. The Adviser pays a sub-advisory fee to a Fund’s sub-adviser out of the Adviser’s own assets. No Fund is responsible for paying any portion of the sub-advisory fee to any sub-adviser.

A discussion regarding the basis for the Board’s approval of the (i) investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser, and (ii) investment sub-advisory agreement between the Adviser and Mendon, is available in the Funds’ semi-annual report to shareholders for the period ended June 30, 2016.

With respect to the RMB Fund and the Financial Services Fund, the Adviser has contractually agreed to waive all or a portion of its management fees and reimburse other expenses to the extent required so that each Fund’s Total Annual Fund Operating Expenses do not exceed amounts specified for each share class. With respect to the Long/Short Fund, the Adviser has contractually agreed to reimburse the Fund’s “Other Expenses” to the extent required so that such Other Expenses do not exceed amounts specified for each share class. For all Funds, the Expense Limitation Agreement excludes the following expenses for purposes of determining a Fund’s expense levels and the Adviser’s waiver and reimbursement obligations: interest, taxes, brokerage commissions and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses not incurred in the ordinary course of the Fund’s business (e.g., litigation). The table below sets forth the expense limits agreed to by the Adviser for each Fund and share class, as a percentage of the Fund’s average daily net assets.

	Limit on Total Annual Fund Operating Expenses		Limit on Other Expenses
	RMB Fund	Financial Services Fund	Long/Short Fund
Class A	1.59%	1.80%	0.65%
Class C	2.34%	2.55%	0.65%
Class I	1.34%	1.55%	0.65%

The Adviser’s expense waiver and reimbursement obligations under the agreement are determined monthly, based on each Fund’s annualized expenses for the month. The Adviser may recoup from a Fund fees and expenses waived and reimbursed by the Adviser pursuant to the agreement for a period of three years following the completion of the fiscal year in which the wavier or reimbursed occurred, provided that such recoupment does not cause the Fund to exceed the expense limits in effect at the time of the waiver/reimbursement or recoupment. The Expense Limitation Agreement will remain in effect through [•], unless its continuance is approved by all parties to the agreement, and cannot be terminated prior to [•] without the approval of the Board. There can be no assurance that the Expense Limitation Agreement will be continued, or that any other similar agreement will be effective, after [•].

The table below sets forth the advisory fees paid by the Funds for the fiscal year ended December 31, 2016, taking into account the Expense Limitation Agreement in effect with the Adviser and a similiar expense limitation agreement with the Fund’s former investment adviser in effect until July 1, 2016.

FEE AS A % OF AVERAGE DAILY NAV	Contractual Advisory Fee Rate for Fiscal Year Ended 12/31/16		Actual Advisory Fee Rate (after Expense Limits for Fiscal Year Ended 12/31/16
RMB Fund	0.60%		0.60%
RMB Mendon Financial Services Fund	0.75%		xx%
RMB Mendon Financial Long/Short Fund	0.90%	[1]	xx%	[1,2]

[1]	The Fund pays a management fee consisting of a basic annual fee of 0.90% of the Fund’s average daily net assets and a performance adjustment based on a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00% of average daily net assets based on the performance of the Fund as compared to the KBW Bank Index. For the fiscal year ended December 31, 2016, the advisory fee rate (after the performance adjustment but prior to contractual reimbursements or recoupments) was xx%.

[2]	To the extent the Adviser reimburses (or recoups) expenses pursuant to the Expense Limitation Agreement, the Fund’s performance will be improved (or worsened) which could impact the performance adjustment.

THE SUB-ADVISER

Mendon Capital Advisors Corp.

Mendon is a registered investment adviser incorporated in the State of Delaware. Mendon has been providing investment advisory services that focus on the financial services industry since 1996 and has served as the Financial Services Fund’s sub-adviser since its inception in 1999 and as the Long/Short Fund’s sub-adviser since its inception in 2004. For services provided to these Funds, the Adviser (and not the Funds) pay the sub-adviser at the rates set forth in the sub-advisory agreement.

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Portfolio Management

Information regarding each Fund’s portfolio manager, the portfolio manager’s title and length of service is set forth below. The SAI provides additional information about each portfolio manager’s compensation, other accounts under management, and ownership of securities in their respective Fund(s).

Portfolio Manager	Primary Role	Title and Recent Biography
Todd Griesbach	Responsible for the day-to-day management of the RMB Fund’s investment portfolio since July 2016.	Senior Vice President and Portfolio Manager of the Adviser (since 2011)
Anton Schutz	Responsible for the day-to-day management of the Financial Services Fund’s and the Long/Short Fund’s investment portfolios since inception in 1999 and 2004, respectively.	President and Portfolio Manager of Mendon (since 1996)

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Your Account

As an investor, you have flexibility in choosing a share class, setting up your account, making exchanges between Funds and withdrawing money from your account. In this section, you will find detailed information about the various options available to you. It is important to read the entire section so that you will understand all of the factors — including tax liability, sales charges, and transaction volume — that should influence your investment decisions.

DISTRIBUTION AND SHAREHOLDER SERVICE FEES

The Trust has adopted a plan on behalf of the Funds pursuant to Rule 12b-1 of the 1940 Act (the “12b-1 Plan”) which allows the Funds to pay distribution and shareholder service fees for the sale and distribution of its Class A shares and Class C shares and the maintenance of shareholder accounts.

Foreside Fund Services, LLC, the Funds’ principal underwriter (the “Distributor”), acts as the Funds’ distributor in connection with the offering of the Funds’ shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

The Distributor is not affiliated with the Adviser, the sub-adviser or their affiliates.

For Class A shares of the RMB Fund and the Financial Services Fund, the maximum annual fee payable to the Distributor for such distribution and/or shareholder services is 0.25% of the average daily net assets of such shares. For Class A shares of the Long/Short Fund, the maximum annual fee payable to the Distributor for such distribution and/or shareholder services is 0.30% of the average daily net assets of such shares, provided, however, that the portion of such fee used to cover shareholder services and expenses shall not exceed 0.25% per annum of the average daily net asset value of the Class A shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution and shareholder services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Since these fees are paid out of each Fund’s assets attributable to that Fund’s Class A shares and Class C shares, respectively, these fees will increase the cost of your investment and, over time, may cost you more than paying other types of sales charges. The net income attributable to Class A shares and Class C shares will be reduced by the amount of distribution and service fees and other expenses of the Fund associated with that respective class of shares. The Distributor may pay any or all amounts received under the 12b-1 Plan to other persons for any distribution or services provided by such persons to the Fund. Payments under the 12b-1 Plan are not tied exclusively to expenses actually incurred by the Distributor or others and the payments may exceed or be less than the amount of expenses actually incurred.

The Adviser is entitled to retain all fees related to the 12b-1 Plan for the first 12 months on any investment in Class C shares to recoup its expenses with respect to the payment of up-front commissions paid for Class C shares. Financial intermediaries will become eligible for compensation under the 12b-1 Plan beginning in the 13th month following the purchase of Class C shares, although the Distributor or Adviser may, pursuant to a written agreement between the Distributor or Adviser and a particular financial intermediary, pay such financial intermediary these fees prior to the 13th month following the purchase of Class C shares. Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser and are not financed by investors or the Fund. The Adviser also receives any contingent deferred sales charges paid with respect to Class C shares.

To assist investors in comparing classes of shares, the table under the Prospectus heading “Fees and Expenses of the Fund” provides a summary of expenses and an example of the sales charges and expenses of the Fund applicable to each class of shares offered in this Prospectus.

YOUR ACCOUNT 27

Choosing a Share Class

Why different share classes?

By offering different share classes, a Fund allows you to choose the method of purchasing shares that is the most beneficial given the amount of your purchase, length of time you expect to hold your shares and other relevant circumstances.

Each Fund offers Class A, Class C, and Class I shares.

Class A Sales Charges and Fees

•	The front-end sales charge varies based on the amount you invest and is included in the offering price. See schedule of sales charge breakpoints below.

•	Rule 12b-1 fee of 0.25% annually of average NAV for the RMB Fund and the Financial Services Fund.

•	Rule 12b-1 fee of 0.30% annually of average NAV for the Long/Short Fund.

	Sales charge as % of
Amount invested	Offering Price	Net Amount Invested
less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	4.00%	4.17%
$250,000 but less than $500,000	3.00%	3.09%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 and above	—*	—*

*	PURCHASES OF $1 MILLION OR MORE (CLASS A SHARES). The following contingent deferred sales charge (“CDSC”) will be imposed on investments over $1 million if shares are redeemed within two years after purchase. The CDSC is calculated from the NAV at the time of purchase or redemption, whichever is lower.

Purchase-to-sale period CDSC
Year 1	1.00%
Year 2	0.50%

Class C Sales Charges and Fees

•	CDSC of 1.00% for a purchase to redemption period of less than one year. The CDSC is calculated from the NAV of the shares redeemed at the time of purchase or sale, whichever is lower. No sales charge thereafter.

•	Rule 12b-1 fee of 0.75% and shareholder service fee of 0.25% annually of average daily NAV.

•	Maximum purchase $500,000.

Shares not subject to a CDSC are redeemed first; remaining shares are redeemed in the order purchased. No CDSC applies to shares that:

•	Represent increases in the NAV above the net cost of the original investment

•	Were acquired through reinvestment of dividends or distributions

•	Class C shares do not convert to any other class of shares

Class I Shares

You may buy Class I shares without paying a sales charge. The Class I shares are available to all investors directly from the Trust or through a financial intermediary, including but not limited to, financial advisors, retirement plans, broker-dealers and bank trust departments. To meet the minimum initial investment amount described under “How to Buy Shares”, investors may consider aggregating multiple accounts with common ownership and financial advisors may consider aggregating multiple client accounts within the Trust. Class I share accounts offered through a service organization may meet the minimum initial investment amount by aggregating multiple accounts within the Trust. Exceptions to the Class I share investment minimums may apply for qualified retirement plans and other account types with lower or no networking and/or omnibus fees charged to the Trust. The Trust reserves the right to change the amount of minimums through service organizations from time to time or to waive them in whole or in part.

YOUR ACCOUNT 28

SALES CHARGE WAIVERS

Under certain conditions, the following investors can buy Class A shares without a sales charge:

•	Shareholders of the RMB Fund who purchased shares directly from the Fund before August 27, 1998

•	Officers, directors, trustees, employees of the Adviser, the Distributor, certain other service providers and any of their affiliated companies, and immediate family members of any of these people

•	Employer-sponsored retirement plans having more than 25 eligible employees or a minimum of $250,000 in plan assets

•	Employees of dealers that are members of the Financial Industry Regulatory Authority, members of their immediate families, and their employee benefit plans

•	Certain trust companies, bank trust departments and investment advisers that invest on behalf of their clients and charge account management fees

•	Participants in no-transaction fee programs of discount brokerages that maintain an omnibus account with the Trust

•	Individuals investing distributions from tax-deferred savings and retirement plans

•	All retirement plan transfer of assets established directly with the Trust utilizing BNY Mellon Investment Services as the plan’s custodian

CDSCs will be waived on redemptions of Class C shares in connection with:

•	Distributions from certain employee tax-qualified benefit plans

•	The shareholder’s death or disability

•	Withdrawals under an automatic withdrawal plan, provided the annual withdrawal is less than 10% of your account’s original value

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your financial intermediary and if your financial intermediary has entered into an agreement with the Trust or the Distributor. Please consult your financial adviser for further information. Information with respect to sales charges is available free of charge on the Trust’s website at www.rmbfunds.com.

Class C shares may not be suitable for investors that anticipate withdrawing more than 10% of the account’s original value per annum.

WAYS TO REDUCE SALES CHARGES

Under certain conditions, investors can reduce or eliminate sales charges on Class A shares provided that sufficient identifying information is supplied at the time of each purchase.

Combined Purchase

Purchases made at the same time by an individual, his or her spouse and any children under the age of 21 are added together to determine the sales charge rate. You may request that your total aggregate purchase in all Funds, regardless of share class, be taken into consideration when calculating your total purchase for purposes of determining the applicable sales load.

Right of Accumulation

If you, your spouse or any children under the age of 21 already hold shares of any Fund, the sales charge rate on additional purchases of Class A shares can be based on the total current NAV of your aggregate holdings in all Funds. You may request that your aggregate shares held in all Funds, regardless of share class, be taken into consideration when calculating your combined total.

Letter of Intent

This non-binding agreement allows you to purchase Class A shares over a period of 13 months with the sales charge that would have applied if you had purchased them all at once.

Please note:

You must advise your dealer, the transfer agent or the Fund that you believe you qualify for a reduction and/or waiver in sales charges at the time of each purchase in addition to providing proof of your eligibility. Failure to provide such notification and proof may result in the assessment of a sales load that you otherwise would not have been required to pay. Additional information concerning sales charges is available in the SAI. Sales charge information contained in this prospectus and the SAI is also available free of charge on the Funds’ website at www.rmbfunds.com by using the direct hyperlinks to these documents.

YOUR ACCOUNT 29

Short-term redemption fee

Each Fund charges a 2.00% short-term redemption fee on proceeds from shares redeemed (either by selling or exchanging into another Fund) within 30 days after purchase. This fee will compensate the relevant Fund for expenses directly related to the redemption of Fund shares. These expenses include brokerage costs, charges for credit lines and other redemption related costs. The short-term redemption fee is withheld from gross redemption proceeds and is paid to the Fund. This fee is not a deferred sales charge and is not a sales commission.

The short-term redemption fee does not apply to transactions involving:

•	Shares acquired through reinvestment of dividends and other distributions;

•	Shares of a Fund in an account that is closed by the Fund because the account fails to meet the Fund’s minimum balance requirements, or involving other similar non-discretionary transactions (e.g., in connection with Fund mergers, acquisitions or liquidations); and

•	Certain automated or pre-established exchange, asset allocation, fee-based wrap, systematic purchase exchange or redemptions, or dollar cost averaging programs.

Each Fund reserves the right, in its sole discretion, to impose (or not to impose) the short-term redemption fee to shares held through certain omnibus accounts (e.g., brokers, retirement plans and variable insurance products). The Fund will make this determination after considering, among other things, the Fund’s costs of processing redemptions from these accounts and the ability of the omnibus account to systematically assess the redemption fee at the individual account level. You should consult with your retirement plan administrator or omnibus account representative to determine whether the redemption fee is applicable to your shares.

The Trust will, upon written request, waive the redemption fee in the following circumstances (and may waive the redemption fee under other circumstances):

•	Any shareholder’s death or disability;

•	Minimum required distributions from retirement accounts;

•	Return of excess contributions in retirement accounts; and

•	Redemptions resulting in the settlement of an estate due to the death of the shareholder.

The Trust will use the first-in, first-out method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If your holding period is less than 30 days, the short-term redemption fee will be assessed on the NAV of those shares calculated at the time the redemption is effected.

Calculation of net asset value

Each Fund calculates its NAV of each class as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each business day that the NYSE is open for regular trading. The NYSE is not open, and the Funds will not calculate an NAV or be available for purchase, redemption, or exchange, on certain national holidays. If the NYSE closes early, the time for calculating the NAV and the deadline for share transactions will be accelerated to the earlier closing time. Purchase and redemption orders received by the Trust’s transfer agent before the regular close of the NYSE will be executed at the offering price calculated at that day’s closing.

The NAV of each class of a Fund is the total value of its assets attributable to a class less its liabilities attributable to that class, divided by the total number of outstanding Fund shares of that class. Each Fund values the securities in its portfolio on the basis of market quotations, official closing prices and valuations provided by independent pricing services. Certain short-term securities are valued on the basis of amortized cost. When market quotations, official closing prices or valuations provided by a pricing service are not readily available or determined by the Adviser to be unreliable, a Fund will use a security’s fair value pursuant to procedures approved by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ from the NAV that would be calculated using only market prices. Arbitrage opportunities may exist in certain circumstances, such as when trading in a portfolio security held by a Fund is halted and does not resume before the Fund calculates its NAV or when an event occurs after the closing of a foreign exchange that materially affects the value of a security held by a Fund before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will prevent dilution of any Fund’s NAV by short-term traders. While the Trust has policies regarding excessive trading, these too may not be effective to

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prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Foreign markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund may change on days when shareholders cannot purchase or redeem shares.

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How to Buy Shares

Important information about opening a new account with the Funds

In furtherance of the national effort to stop the funding of terrorism and to curtail money laundering, the USA PATRIOT Act and other Federal regulations require financial institutions, including mutual Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of all investors opening new accounts. Accordingly, when opening a new account you will be required to complete the Trust’s new account application and supply the Trust with certain information for all persons owning or permitted to transact in an account. This information includes: name, date of birth, taxpayer identification number and street address. Also, as required by law, the Trust employs various procedures, such as comparing the information you provide against fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Until it has received your new account application and the required verifications are made, the Trust may reject, cancel, suspend, or limit your share purchase orders. In addition, the Trust may close your account if it is unable to verify your identity.

The Trust generally will not accept new account applications to establish an account with a non-U.S. address or for a non-resident alien. Puerto Rico, Guam and U.S. military addresses are acceptable.

The table below sets forth the minimum initial and subsequent purchase amounts required for each share class and certain types of shareholder accounts.

	Minimum Initial Investment		Minimum Subsequent Investment
	Class A and C	Class I	Class A and C	Class I
Regular Account	$2,500	$100,000	$500	$25,000

Automatic Investment Program, IRA, and minor custodial account	$100	$100,000	$50	$25,000

The Funds’ minimum investment amounts may be waived or charged at the Trust’s discretion.

Method		Procedure
Mail	Open an account	Complete and sign the new account application form. Send a check drawn on a
U.S. bank for at least the minimum amount required. Make the check payable to “RMB Investors Trust.” Send the check and application form to the address below.
	Open an IRA	Shares of the Trust are available for purchase through IRAs and other retirement plans. An IRA application and further details about IRAs and other retirement plans are available from the transfer agent by calling 1-800-462-2392 or your investment professional.
	Subsequent purchase	Send in a check for the appropriate minimum amount (or more) with your account name and number. For your convenience, you may use the deposit slip attached to your quarterly account statements.
Federal Funds Wire	Subsequent purchase	This option is available to existing open accounts only. New accounts must complete a new account application form and forward payment to the address listed below.
Please contact the transfer agent at 1-800-462-2392 for wire instructions.
Automatic Investment Program	You can make automatic monthly, quarterly or annual purchases (on the
5th or 15th day of each month) of $100 or more. To activate the automatic investment plan, complete an account application notifying the Trust.
You may change the purchase amount or terminate the plan at any time by writing to the Trust.
Electronic Funds Transfer		To purchase shares via electronic funds transfer, check this option on your account application form. Your bank must be a member of the ACH system.
Authorized Broker/Dealer or Investment Professional		Contact your broker/dealer or investment professional to set up a new account, purchase fund shares, and make subsequent investments. Purchase orders that are received by your broker/dealer before 4:00 p.m. Eastern time on any business day and properly forwarded by the broker/dealer or investment professional to the transfer agent will receive that day’s NAV. Your broker/dealer or investment professional is responsible for properly forwarding completed orders to the Trust’s transfer agent. Broker/dealers or investment professionals may charge their customers a processing or service fee in connection with the purchase of fund shares that are in addition to the sales and other charges disclosed in this prospectus. Shareholders should check with their broker/dealer or investment professional for specific information about any processing or service fees that they may be charged.

Send regular mail to: RMB Investors Trust c/o BNY Mellon Asset Servicing P.O. Box 9781 Providence, RI 02940-9781	Send overnight mail to: RMB Investors Trust c/o BNY Mellon Asset Servicing 4400 Computer Drive Westborough, MA 01581-1722	Call shareholder service agent: BNY Mellon Asset Servicing toll-free at 1-800-462-2392

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Limited Availability of the RMB Mendon Financial Services Fund to New Investors

The availability of the RMB Mendon Financial Services Fund to new investors is limited as discussed below.

The Financial Services Fund does not permit investors to pool their investments in order to meet the minimum investment eligibility requirements, except as otherwise noted below. An employee benefit plan that is a shareholder of the Fund may continue to buy shares in the ordinary course of the plan’s operations, including for new plan participants. If you are or were a shareholder of the Fund as of March 14, 2017 and so long as you continue to be a shareholder thereafter, you may make additional investments in the Fund and reinvest your dividends and capital gain distributions in the Fund unless the Adviser considers such additional purchases to not be in the best interests of the Fund and its other shareholders.

Each new investor in the Financial Services Fund may open a new account in the Fund only if such new account meets the Fund’s requirements specified above (for example, minimum initial investment) and one of the following additional requirements:

•	you are already a shareholder in the Fund (in your own name or as beneficial owner of shares held in someone else’s name) (for example, a nominee, custodian or omnibus account holding shares for the benefit of an investor would not be eligible to open a new account for its own benefit or for the benefit of another customer, but the investor would be eligible to open a new account in the Fund);

•	you receive shares of the Fund as a gift from an existing shareholder of the Fund (additional investments generally are not permitted unless you are otherwise eligible to open a new account under one of these additional requirements);

•	you are transferring or “rolling over” into the Fund IRA assets from an employee benefit plan through which you held shares of the Fund (if your plan doesn’t qualify for rollovers you may still open a new account with all or part of the proceeds of a distribution from the plan);

•	you are purchasing Fund shares through a sponsored fee-based program and (i) shares of the Fund are made available to that program pursuant to an agreement between the Trust or the Trust’s distributor, or (ii) the Trust’s distributor has notified the program’s sponsor in writing that shares may be offered through such program and has not withdrawn such notification;

•	you are an employee benefit plan or other type of corporate or charitable account sponsored by or affiliated with an organization that also sponsors or is affiliated with (or is related to an organization that sponsors or is affiliated with) another employee benefit plan or corporate or charitable account that is a shareholder of the Fund;

•	you are a registered investment advisor representative or a registered representative of a broker-dealer who has at least $250,000 of client assets invested in the Fund or at least $5,000,000 of client assets invested with the Adviser or the Funds at the time of your application;

•	you are a client of the Adviser or you have an existing business relationship with the Adviser and, in the judgment of the Adviser, your investment in the Fund would not adversely affect the Adviser’s ability to manage the Fund;

•	you are a Trustee or officer of the Trust, or a partner or employee of the Adviser or its affiliates, or a member of the immediate family of any of those persons;

•	you are a client of an asset allocation program offered by certain broker dealers who have selected the Fund as part of their discretionary models. Such programs must be pre-approved by the Adviser; or

•	you are a retirement plan in the process of funding or making fund selections as of March 15, 2017. These accounts must be preapproved by the Adviser.

The Financial Services Fund may ask you to verify that you meet one of the additional eligibility requirements above prior to permitting you to open a new account in the Fund. The Fund may permit you to open a new account if the Fund reasonably believes that you are eligible.

The Financial Services Fund reserves the right to decline to open a new account if the Fund believes that doing so would be in the best interests of the Fund, even if you would be eligible to open a new account under these additional requirements. The Fund’s ability to impose the additional requirements above with respect to accounts held by financial intermediaries may vary depending on the systems capabilities of those intermediaries, applicable contractual and legal restrictions and cooperation of those intermediaries.

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How to Exchange and Redeem Shares

Method	Procedure
By Mail	Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to “RMB Investors Trust” to the address below. Please be sure to specify:
• the name of the Fund(s) you wish to exchange or redeem
• your account number
• the dollar value or number of shares you wish to sell
Include all necessary signatures and any additional documents as well as a medallion signature guarantee if required. (See “What is a Medallion Signature Guarantee?” below)
By Telephone	As long as the transaction does not require a written or medallion signature guarantee, you or your financial professional can sell shares by calling Trust at 1-800-462-2392. Press 1 and follow the automated menu to speak to a customer service representative. A check will be mailed to you on the following business day. The Trust has procedures to verify that your telephone instructions are genuine. These may include asking for identifying information and recording the call. As long as the Trust and its representatives take reasonable measures to verify the authenticity of the call, you will be held responsible for any losses cause by unauthorized telephone orders.
Authorized Broker/Dealer or Investment Professional	If you invest through an authorized broker/dealer or investment professional, they can sell or exchange shares for you. Broker/dealers or investment professionals may charge their customers a processing or service fee in connection with the redemption or exchange of fund shares that are in addition to the sales and other charges described in this prospectus. Shareholders should check with their broker/dealer or investment professional for specific information about any processing or service fees that they may be charged.
Systematic Withdrawal Plans	If you have a share balance of at least $5,000, you may elect to have monthly, quarterly or annual payments of a specified amount ($50 minimum) sent to you or someone you designate. The Trust does not charge for this service. See “Systematic Withdrawal Plan” information below.
By Federal Funds Wire	Confirm with the Trust that a wire redemption privilege, including your bank designation, is in place on your account. Once this is established, you may request to sell shares of any Trust fund. Proceeds will be wired to your pre-designated bank account. See “Federal Funds Wire” information below.
By exchange	Read this prospectus before making an exchange. Class A shares of different Funds have different Rule 12b-1 fees. You will pay more in ongoing Rule 12b-1 expenses if you exchange Class A shares out of the RMB Fund or Financial Services Fund and into the Long/Short Fund. Call RMB Investors Trust at 1-800-462-2392. Press 1 and follow the automated menu to speak to a customer service representative to place your exchange.

Send regular mail to: RMB Investors Trust c/o BNY Mellon Asset Servicing P.O. Box 9781 Providence, RI 02940-9781	Send overnight mail to: RMB Investors Trust c/o BNY Mellon Asset Servicing 4400 Computer Drive Westborough, MA 01581-1722	Call shareholder service agent: BNY Mellon Asset Servicing toll-free at 1-800-462-2392

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Transaction Policies

Paying for shares

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. Please note that cash, credit cards, traveler’s checks, credit card checks, cashier’s checks, starter checks from newly established checking accounts or money orders will not be accepted. For Fund shares purchased by check, if your check does not clear for any reason, your purchase will be canceled. If your purchase is canceled due to insufficient funds, an incomplete, missing or unverified new account application, or for any other reason, you will be liable for any losses or fees imposed by your bank and may be liable for losses to the Trust resulting from your canceled order. If you are a current shareholder, the Trust may redeem some or all of your shares to cover such loss.

Third party checks

Third party checks will not be accepted.

Federal funds wires

A federal funds wire transaction must total at least $5,000. Your bank may also charge a fee to send or receive wires.

Telephone transactions

The Trust has procedures to verify that your telephone instructions are genuine. These may include asking for identifying information and recording the call. As long as the Trust and its representatives take reasonable measures to verify the authenticity of calls, you will be held responsible for any losses caused by unauthorized telephone orders.

Regular Investing and Dollar-Cost Averaging

Dollar-cost averaging is the practice of making regular investments over time. When share prices are high, your investment buys fewer shares. When the share price is low, your investment buys more shares. This generally lowers the average price per share that you pay over time.

Dollar-cost averaging cannot guarantee you a profit or prevent losses in a declining market.

Other Policies

Under certain circumstances, the Trust reserves the right to:

•	Suspend the offering of shares

•	Reject any exchange or investment order

•	Change, suspend or revoke exchange privileges

•	Suspend the telephone order privilege without advance notice to shareholders

•	Satisfy a redemption order by paying redemption proceeds with portfolio securities or non-cash assets for certain large orders

•	Suspend or postpone your right to sell Fund shares on days when trading on the NYSE is restricted, or as otherwise permitted by the Commission

•	Change the investment minimums or other requirements for buying or selling shares, or waive minimums and requirements for certain investors

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Redeeming Shares

You may redeem your shares in the Funds on any business day. The proceeds are generally sent out within three business days after your order is executed. Sale proceeds may be delayed beyond the normal three business days:

•	In unusual circumstances where the law allows additional time if needed

•	If a check you wrote to buy shares has not cleared by the time you sell the shares

If you think you will need to redeem shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

What is a medallion signature guarantee?

A medallion signature guarantee verifies that your signature is authentic. Most banks and financial institutions can provide you with a medallion signature guarantee, provided that the financial institution participates in the Medallion Program. Some financial institutions charge a fee, but it is usually waived if you are a customer of the financial institution. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

A notary public cannot provide a medallion signature guarantee.

You will need a medallion signature guarantee on a written request to sell shares in certain cases, including:

•	When selling more than $50,000 worth of shares

•	When you want your check to be payable to someone other than the owner of record, or sent somewhere other than the address of record

•	When you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

•	When you would like a check mailed to an address that has been changed within 30 days of your redemption request

Exchange Privilege

You may exchange shares of your Fund at NAV for shares of the same class of another Fund, based on the Funds’ respective NAVs, provided you meet the investment requirements of the Fund for which you wish to exchange your shares as described under “How to Buy Shares.” An exchange of shares of a Fund for shares of the same class of another Fund is a taxable event and has the same tax consequences as a sale or redemption. The Trust’s general policy is that sales charges on investments entering the Fund complex should be applied only once. Therefore, you may exchange shares freely between Funds within the same share class without paying additional sales charges. Special tax rules may apply. See the “Taxes” section of the SAI.

In limited circumstances, the Trust may permit beneficial holders with financial intermediary sponsored fee-based programs to exchange their shares in a particular share class of a Fund for shares in a different share class of the same Fund if the shareholder meets the eligibility requirements for that class of shares or the shareholder is otherwise eligible to purchase that class of shares. Such an exchange is generally a non-taxable exchange for federal income tax purposes. Except as noted above, exchanges must meet the investment requirements of the applicable Fund.

Each Fund reserves the right to modify this policy in the future. The Funds may restrict or cancel the exchange privilege of any person that, in the opinion of the Funds, is using market timing strategies.

Excessive Trading Policy

Purchases and exchanges should be made for investment purposes only. Frequent trades in your account or accounts controlled by you can disrupt portfolio investment strategies and increase Fund expenses, including brokerage and administrative costs, and may also dilute the value of the holdings of other shareholders of the Fund. The Board has adopted policies and procedures designed to discourage short-term trading of Fund shares. Fund shares are not intended for market timing or excessive trading and no Fund accommodates short-term trading. The Trust or its agents reserve the right to restrict, reject or cancel (with respect to cancellation, on the next business day after the receipt of the order), without any prior notice, any purchase orders (including exchange purchases) by any investor or group of investors indefinitely for any reason, including in particular, purchase orders that they believe are attributable to market timers or are otherwise excessive or potentially disruptive to the Funds. This policy applies to transactions accepted by any investor’s financial intermediary. In the event that an exchange

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request is rejected or cancelled, neither the redemption nor the purchase side of the exchange will be processed. The Trust reserves the right to delay for one business day the processing of exchange requests in the event that, in the Trust or its agents’ judgment, such delay would be in a Fund’s best interest, in which case both the redemption and the purchase side of the exchange will receive the Fund’s NAV at the conclusion of the delay period. Specifically, to deter market timing and excessive trading, the Trust or its agents undertake to temporarily or permanently restrict, reject or cancel, without any prior notice, purchase and exchange orders of any investor who makes more than two exchanges (each exceeding $10,000 in value) out of a Fund within 30 days of each other.

Certain automated or pre-established exchange, asset allocation, systematic purchase, exchange or redemption, or dollar cost average programs are exempt from this policy. This policy may be modified for accounts held by certain retirement plans to conform to plan exchange limits or Department of Labor regulations. These exchange limits are subject to the Trust’s ability to monitor exchange activity, as discussed under “Limitations on the Ability to Detect and Curtail Excessive Trading Practices” below. In applying this policy, the Trust considers the information available to it at the time and may consider trading done in multiple accounts known to be under common ownership, control or influence.

Limitations on the Ability to Detect and Curtail Excessive Trading Practices.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection and, despite the best efforts of the Trust to prevent excessive trading, there is no guarantee that the Trust or its agents will be able to identify such shareholders or curtail their trading practices. The Trust receives Fund purchase, exchange and redemption orders through financial intermediaries and cannot always know or reasonably detect excessive trading that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements are common forms of holding shares of a Fund, particularly among financial intermediaries such as brokers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ share ownership positions and to purchase, redeem and exchange Fund shares where the identity of the particular shareholder(s) is not known to a Fund.

Small Account Balances

The Trust reserves the right to close your account if your balance falls below $1,000. This does not apply to accounts that are not subject to a minimum initial investment requirement of at least $1,000. However, a Fund may assess a fee of $20 annually for accounts that do not meet this minimum amount.

Escheatment of Shares to States

If no account activity occurs in your account within the time period specified by applicable state law, the assets in your account may be considered abandoned and transferred (also known as “escheated”) to the appropriate state. The escheatment time period varies by state. The Trust is not responsible for notifying shareholders if or when a state may escheat an investor’s shares of a Fund.

Reinstatement Privilege (Class A and Class C Shares)

A shareholder of Class A or Class C shares who has redeemed such shares and has not previously exercised the reinstatement privilege may reinvest any portion or all of the redemption proceeds in Class A shares at NAV without a front-end sales charge, provided that such reinstatement occurs within 120 calendar days after such redemption and the account meets the investment requirements described under “How to Buy Shares”. This privilege may be modified or terminated at any time by the Trust.

In order to use this privilege, the shareholder must clearly indicate by written request to the applicable Fund that the purchase represents a reinvestment of proceeds from previously redeemed Class A or Class C shares. If a shareholder realizes a gain on redemption of shares, this gain is taxable for federal income tax purposes even if all of such proceeds are reinvested. Special tax rules may apply if the redeemed shares were held for less than 91 days by the shareholder. If a shareholder incurs a loss on a redemption and reinvests the proceeds in the same Fund, part or all of such loss may not be currently deductible for such tax purposes. See the “Taxes” section of the Trust’s SAI for further details on the application of these rules to shareholders.

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THE REINSTATEMENT PRIVILEGE MAY BE USED BY EACH SHAREHOLDER ONLY ONCE, REGARDLESS OF THE NUMBER OF SHARES REDEEMED OR REPURCHASED. However, the privilege may be used without limit in connection with transactions for the sole purpose of transferring a shareholder’s interest in a Fund to his or her IRA or other tax-qualified retirement plan account.

Systematic Withdrawal Plan

A systematic withdrawal plan (“SWP”) is available for shareholders who maintain an account balance of at least $5,000 and who want to receive a specific amount of cash in amounts not less than $50 either monthly, quarterly, or annually. You may subscribe to this service by contacting your account executive, or by contacting the shareholder service agent at 1-800-462-2392.

The Trust’s transfer agent will redeem a sufficient number of your shares, held in book-entry form, at the NAV (for Class A shares) or less the appropriate CDSC (for Class C shares) at the close of business of the NYSE on or about the 20th day of each payment month. A check will be mailed to you no later than three business days following the date on which the shares are redeemed. SWPs are taxable transactions that have the same tax consequences as other redemptions.

Household Delivery of Fund Documents

With your consent, the Trust may send a single prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Trust. If you want to revoke your consent to this practice, you may do so by notifying the Trust, by phone or in writing. See “How to Contact Us” below. The Trust will begin mailing separate prospectuses and shareholder reports to you within 30 days after receiving your notice.

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Tax Considerations and Distributions

Each Fund pays dividends and distributions, as described in the table below.

Unless you notify your Fund otherwise, your income and capital gains distributions from the Fund will be reinvested in that Fund. However, if you prefer you may:

•	Receive all distributions in cash or

•	Reinvest capital gains distributions but receive your income distributions in cash

You may indicate your distribution choice on your application form upon purchase. For shareholders that are subject to tax, you will be taxable on the amount of the distribution whether you reinvest the distribution or receive it as cash.

If you invest in a Fund through a tax-deferred account, such as an IRA, you will not be subject to tax on dividends and distributions from the Fund or the sale of the Fund shares, if those amounts remain in the tax-deferred account and the Fund shares were not financed with borrowings.

Type of Distribution	Declared & Paid	Federal Tax Status
Dividends from Net Investment Income	annually	ordinary income or qualified dividend income
Short-term capital gains	annually	ordinary income
Long-term capital gains	annually	long-term capital gain

Distributions from a Fund’s investment company taxable income are generally taxable either as ordinary income or, if so reported by a Fund in written statements furnished to its shareholders and certain other conditions are met, as “qualified dividend income” taxable to individual shareholders at long-term capital gain rates.

Generally, distributions attributable to long-term capital gains will be taxable as long-term capital gain, and distributions attributable to short-term capital gain will be taxable as ordinary income. The maximum individual tax rate applicable to “qualified dividend income” and long-term capital gains is currently 23.8% (which includes a 3.8% Medicare tax).

A Fund may also pay dividends and distributions at other times if necessary for the Fund to avoid U.S. federal income or excise tax. Distributions generally are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they were paid during the previous year.

Each Fund issues Form 1099 tax information statements recording all distributions and redemptions for the preceding year. These forms are mailed to shareholders and to the Internal Revenue Service (the “IRS”) each year. Any shareholder who does not supply a valid taxpayer identification number to the Funds may be subject to federal backup withholding.

It is generally a taxable event whenever you redeem shares or exchange shares of a Fund for shares of another Fund. Generally, you will recognize a capital gain or capital loss in an amount equal to the difference between the net amount of the redemption proceeds (or in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares you redeem or exchange.

You should consult your tax adviser about your own particular tax situation.

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Buying Shares Before a Distribution

The money a Fund earns, either as income or as capital gains, is reflected in its share price until the Fund makes a distribution. At that time, the amount of the distribution is deducted from the share price and is either reinvested in additional shares or paid to shareholders in cash.

If you buy Fund shares just before a distribution, you will get some of your investment back in the form of a taxable distribution. You can avoid this by waiting to invest until after the Fund makes its distribution.

Investments in tax-deferred accounts are not affected by the timing of distribution payments because generally there are no tax consequences on distributions to these accounts.

Backup Withholding

When you fill out your application form, be sure to provide your social security number or taxpayer ID number. Otherwise, the IRS will require each Fund to backup withhold at a rate of 28% on all dividends, distributions, sales proceeds and any other payments to you from the Fund. In certain circumstances, the IRS may also require a Fund to backup withhold even when an appropriate number has been provided by a shareholder.

Cost Basis Reporting

A Fund (or its agent) must report to the IRS and furnish to Fund shareholders cost basis information for Fund shares purchased on or after January 1, 2012, and sold or exchanged on or after that date. The Funds have selected average cost as the default cost basis method. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them. If you wish to select another cost basis method, please contact the Funds for further information.

Retirement Plans

We offer a number of tax-deferred plans for retirement savings:

TRADITIONAL IRAs allow money to grow tax-deferred until you take it out. Contributions may be deductible for some investors.

ROTH IRAs also offer tax-free growth. Contributions are non-deductible, but withdrawals are tax-free for investors who meet certain requirements.

SEP-IRAs and other types of plans are also available. Consult your tax professional to determine which type of plan may be beneficial to you.

COVERDELL EDUCATION SAVINGS ACCOUNTS. Contributions are non-deductible, but withdrawals for eligible education expenses are tax-free for investors who meet certain requirements.

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Financial Highlights

These Financial Highlights tables are intended to help you understand each Fund’s financial performance over the past five years or for the life of the Fund’s reporting period. Certain information reflects financial results for a single share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in that fund, assuming reinvestment of all dividends and distributions. The Board approved RMB to serve as the funds’ investment adviser effective July 1, 2016. Results shown for periods prior to July 1, 2016 were generated under the management of the funds’ former investment adviser.

No financial information is presented for Class I shares of the RMB Fund or the Financial Services Fund, as they did not offer Class I shares as of December 31, 2016.

For the fiscal years ended December 31, 2016, December 31, 2015, December 31, 2014, December 31, 2013 and December 31, 2012, this information was audited by (Independent Registered Public Accounting Firm) [ • ],whose report, along with the Trust’s financial statements, is included in the annual report, which is available upon request.

[INSERT FINANCIAL HIGHLIGHTS]

Where to Get More Information

Annual and Semi-Annual Reports

These reports to shareholders contain additional information about the Funds’ investments. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year, detailed performance data, a complete inventory of the Funds’ securities and a report from the Funds’ independent registered public accounting firm.

Statement of Additional Information (SAI)

The SAI includes additional information about the Funds. A current SAI has been filed with the Commission and is incorporated by reference into this prospectus (that is, it is legally a part of this prospectus). Information about the Funds (including the SAI) can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.

Information on the operation of the Commission’s Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

How to contact us

You can obtain these documents free of charge, request other information about the Funds, and make shareholder inquiries by calling the toll-free number listed below. These documents are also available, free of charge, on the Funds’ website at www.rmbfunds.com, or by contacting your dealer or by contacting the transfer agent at:

phone: 1-800-462-2392
internet: www.rmbfunds.com
email: rmbfunds@rmbcap.com

Investment Company Act file number: 811-00994

RMBPROSAC0716

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Subject to Completion—Dated March 2, 2017

RMB INVESTORS TRUST

(formerly Burnham Investors Trust)

STATEMENT OF ADDITIONAL INFORMATION

RMB FUND

(formerly Burnham Fund)

RMBHX (Class A)

RMBJX (Class C)

RMBGX (Class I)

RMB MENDON FINANCIAL SERVICES FUND

(formerly Burnham Financial Services Fund)

RMBKX (Class A)

RMBNX (Class C)

RMBLX (Class I)

RMB MENDON FINANCIAL LONG/SHORT FUND

(formerly Burnham Financial Long/Short Fund)

RMBFX (Class A)

RMBCX (Class C)

RMBIX (Class I)

May 1, 2017

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the corresponding prospectus for the above-listed funds dated May 1, 2017, as supplemented and amended from time to time, which is incorporated by reference herein. The information in this Statement of Additional Information expands on information contained in the prospectus. The audited financial statements for the above-listed funds for the year ended December 31, 2016 and the Report of the Independent Registered Public Accounting Firm thereon are incorporated by reference from the annual report to shareholders for the year ended December 31, 2016. The prospectus and annual report can be obtained without charge on the funds’ website at www.rmbfunds.com or by contacting either the dealer through whom you purchased shares or the transfer agent at 1-800-462-2392.

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RMB INVESTORS TRUST

RMB Investors Trust (formerly known as Burnham Investors Trust) (the “Trust”), located as of July 1, 2016 at 115 S. LaSalle, 34 th Floor, Chicago, Illinois, 60603, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of three series, each of which is a separate portfolio of investments with its own investment objective. This Statement of Additional Information (“SAI”) relates to RMB Fund (formerly known as the Burnham Fund), RMB Mendon Financial Services Fund (formerly known as the Burnham Financial Services Fund, the “Financial Services Fund”) and RMB Mendon Financial Long/Short Fund (formerly known as the Burnham Financial Long/Short Fund, the “Financial Long/Short Fund”)(each, a “Fund” and collectively, the “Funds”).

The Trust was organized as a Delaware statutory trust on August 20, 1998. The Trust is the surviving entity of the reorganization of the Burnham Fund, Inc. (the “Corporation”), a Maryland corporation, effected on April 30, 1999. Before the reorganization, the Corporation was an open-end management investment company in operation since 1961, consisting of a single series, the Burnham Fund, Inc. Some of the information in this SAI relates to the Corporation before the reorganization.

On July 1, 2016 the Trust changed its name to RMB Investors Trust following the decision of the Trust’s Board of Trustees (the “Board” or the “Trustees”) to approve RMB Capital Management, LLC (the “Adviser” or “RMB”) to serve as the investment adviser to the Funds, effective July 1, 2016, in connection with the June 30, 2016 expiration of the Trust’s investment advisory agreement with its former investment adviser, Burnham Asset Management Corporation (“Burnham”). Shareholders of each Fund approved RMB as investment adviser at a special meeting of shareholders held on September 15, 2016, including adjournments and postponements thereof. The investment objective, strategies, and policies of the Funds did not change in connection with the change in investment adviser.

INVESTMENTS AND RELATED RISKS

References to the Adviser in this section and the section “Other Investment Practices and Risks” below include RMB and, Mendon Capital Advisors Corp. (“Mendon”), the sub-adviser to the Financial Services Fund and the Financial Long/Short Fund.

EQUITY INVESTMENTS

Unless noted otherwise, the investment techniques below may be employed by each of the Funds.

Common Shares. Common shares represent an equity (i.e., ownership) interest in a company or other entity. This ownership interest often gives a Fund the right to vote on measures affecting the company’s organization and operations. Although common shares generally have a history of long-term growth in value, their prices, particularly those of smaller capitalization companies, are often volatile in the short-term.

Preferred Shares. Preferred shares represent a limited equity interest in a company or other entity and frequently have debt-like features. Preferred shares are often entitled only to dividends at a specified rate, and have a preference over common shares with respect to dividends and on liquidation of assets. Preferred shares generally have less voting rights than common shares. Because their dividends are often fixed, the value of some preferred shares fluctuates inversely with changes in interest rates.

Convertible Securities. Convertible securities are bonds, preferred shares and other securities that pay a fixed rate of interest or dividends. However, they offer the buyer the additional option of converting the security into common stock. The value of convertible securities depends partially on interest rate changes and the credit quality of the issuer. The value of convertible securities is also sensitive to company, market and other economic news, and will change based on the price of the underlying common stock. Convertible securities generally have less potential for gain than common stock, but also less potential for loss, since their income provides a cushion against the stock’s price declines. However, because the buyer is also exposed to the risk and reward potential of the underlying stock, convertible securities generally pay less income than similar non-convertible securities.

Warrants and Rights. Warrants and rights are securities that permit, but not obligate, their holder to purchase the underlying equity or fixed-income securities at a predetermined price. Generally, warrants and rights do not carry with them the right to receive dividends on or exercise voting rights concerning the underlying equity securities. Further, they do not represent any rights in the assets of the issuer. In addition, the value of warrants and rights do not necessarily change with the value of the underlying securities, and they become worthless if they are not exercised on or before their expiration date. As a result, an investment in warrants or rights may entail greater investment risk than certain other types of investments.

Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders if they comply with several requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the Fund.

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Risks Associated with the Real Estate Industry. Although a Fund that invests in REITs does not invest directly in real estate, it does invest primarily in real estate equity securities and may concentrate its investments in the real estate industry, and, therefore, an investment in the Fund may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others:

•	possible declines in the value of real estate;

•	adverse general or local economic conditions;

•	possible lack of availability of mortgage loans;

•	overbuilding;

•	extended vacancies of properties;

•	increases in competition, property taxes and operating expenses;

•	changes in zoning or applicable tax law;

•	costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems;

•	casualty or condemnation losses;

•	uninsured damages from floods, earthquakes or other natural disasters;

•	limitations on and variations in rents; and

•	unfavorable changes in interest rates.

In addition, if a Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. Investments by a Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

Financial Services Companies. The Funds may invest in financial services companies. The Financial Services Fund and the Financial Long/Short Fund will invest primarily in these companies and will therefore be subject to risks in addition to those that apply to general equity and fixed-income investments. Some events may disproportionately affect the financial services sector as a whole or a particular industry in this sector. Financial services companies could fall out of favor, causing the Fund to underperform funds that focus on other types of stocks. Accordingly, the Financial Services Fund and the Financial Long/Short Fund may be subject to greater market volatility than a fund that does not concentrate in a particular economic sector or industry. Thus, it is recommended that you invest only part of your overall investment portfolio in the Financial Services Fund or the Long/Short Fund.

In addition, most financial services companies are subject to extensive governmental regulation, which limits their activities and may (as with insurance rate regulation) affect their ability to earn a profit from a given line of business. Certain financial services businesses are subject to intense competitive pressures, including market share and price competition. From 2008-2009, the financial markets experienced very difficult conditions and volatility as well as significant adverse trends. The deteriorating conditions and volatility in these markets resulted in a decrease in the availability of corporate credit and liquidity. These conditions resulted in insolvency and the closure or acquisition of a number of financial institutions. No assurance can be made that future financial crises will not severely impact financial services companies.

As the U.S. economy emerges from a recession, any set back could result in further stress in the industry. The decline in asset values may persist in the near term and may adversely affect results of operations of the Funds which would impact the ability of the Adviser to achieve the Funds’ investment objectives. In addition, the financial services sector has been materially and adversely affected by a significant decline in value of mortgage-backed and asset-backed securities. The prospects of many financial services companies are questionable and continue to evolve as financial services companies continue to revise their outlooks and write-down assets that they hold.

Governmental intervention in the operations of financial services companies and financial markets may materially and adversely affect the companies in which a Fund invests. The valuation of financial services companies has been and continues to be subject to unprecedented volatility. Changing interest rates could reduce the profitability of certain types of companies in the financial services sector. For example, rising interest rates increase the cost of financing to, and may reduce the profitability of, certain financial services companies. The financial services sector may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

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Financial services companies in foreign countries are subject to similar regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include controls on interest rates, credit availability, prices and currency transfers. In some countries, foreign governments have taken steps to nationalize the operations of banks and other financial services companies.

In addition, regulations of the U.S. Securities and Exchange Commission (the “Commission”) limit a Fund’s investments in the securities of companies that derive more than 15% of their gross revenues from securities-related activities.

Large-Capitalization Companies. The Funds may invest in larger, more established companies that may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small Capitalization Companies. The Funds, and especially the Financial Services Fund, may invest in U.S. and foreign companies with market capitalizations of $1 billion or less. Investing in the common stock of smaller companies involves special risks and considerations not typically associated with investing in the common stock of larger companies. The securities of smaller companies may experience more market price volatility than the securities of larger companies. These companies are typically subject to more dramatic changes in earnings and business prospects than larger, more established companies. In addition, the securities of smaller companies are less liquid because they tend to trade over-the-counter or on regional exchanges, and the frequency and volume of their trading are often substantially less than for securities of larger companies.

Investment Companies. The Funds may acquire securities of another investment company if, immediately after such acquisition, the Fund does not own in the aggregate: (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value exceeding 5% of the Fund’s total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value exceeding 10% of the Fund’s total assets. Investing in another registered investment company may result in duplication of fees and expenses. These limits will not apply to the investment of uninvested cash balances in shares of registered or unregistered money market funds whether affiliated or unaffiliated. The foregoing exemption, however, only applies to an unregistered money market fund that (i) limits its investments to those in which a money market fund may invest under Rule 2a-7 of the 1940 Act, and (ii) undertakes to comply with all the other provisions of Rule 2a-7.

Exchange-Traded Funds (“ETFs”). The Funds may invest in ETFs. ETFs are shares of publicly-traded unit investment trusts, open-end mutual funds, or depositary receipts that hold portfolios of common stocks which track the performance and dividend yield of specific indices or companies in related industries. These indices may be either broad-based, sector or international. Broad-based ETFs track a broad group of stocks from different industries and market sectors. HOLDRS (Holding company Depositary Receipts) are securities that represent an investor’s ownership in the common stock of specified companies in a particular industry, sector or group. International ETFs track a group of stocks from a specific country.

Investments in ETFs are generally subject to limits under the 1940 Act on investments in other investment companies. ETF shareholders are subject to the same risks as holders of diversified stock portfolios. ETFs are subject to certain risks, including: (1) the risk that their prices may not correlate perfectly with changes in the underlying index; and (2) the risk of possible trading halts due to market conditions or other reasons that, in the view of the exchange upon which an ETF trades, would make trading in the ETF inadvisable. An exchange-traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. Because ETFs trade on an exchange, they may not trade at net asset value per share (“NAV”). Sometimes, the prices of ETFs may vary significantly from the aggregate value of the ETF’s underlying securities. If a Fund elects to redeem its ETF shares rather than sell them on the secondary market, the Fund may receive the underlying securities, which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

FIXED-INCOME INVESTMENTS

Temporary Defensive Investments. For temporary and defensive purposes, each Fund may invest up to 100% of its total assets in investment grade short-term fixed-income securities (including short-term U.S. Government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers’ acceptances, commercial paper and floating rate notes) and repurchase agreements. Each Fund may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities. A Fund will not be achieving its primary investment objective to the extent it takes a temporary defensive position.

General Characteristics and Risks of Fixed-Income Securities. Bonds and other fixed-income securities are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the principal amount at maturity. Some fixed-income securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. Fixed-income securities have varying degrees of quality and varying maturities.

Credit Ratings. In general, the ratings of Moody’s Investors Service, Inc. (“Moody’s”), S&P and Fitch Ratings represent the opinions of these agencies as to the credit quality of the securities that they rate. However, these ratings are relative and subjective and are not absolute standards of quality. In addition, changes in these ratings may significantly lag changes in an issuer’s creditworthiness. Changes by recognized agencies in the rating of any fixed-income security or in the ability of the issuer to make payments of interest and principal will also affect the value of the security.

After its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will necessarily require the Adviser, on behalf of a Fund, to sell the securities.

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Lower Rated High Yield Fixed-Income Securities. The Funds may also invest in debt securities of any maturity, duration or credit quality, including lower rated high yield fixed-income securities, from any government or corporate issuer, U.S. or foreign. Lower rated high yield fixed-income securities are those rated below Baa3 by Moody’s, or below BBB- by S&P or Fitch Ratings, or securities which are unrated and determined by the Adviser to be of comparable quality. Lower rated securities are generally referred to as high yield bonds or junk bonds. The risk of default and the price volatility associated with it are greater for junk bonds than for bonds of investment grade issuers. See Appendix A attached to this SAI for a description of the rating categories. A Fund may invest in eligible unrated securities which, in the opinion of the Adviser, offer comparable risks to those associated with permissible rated securities.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The market price and liquidity of lower rated fixed-income securities generally respond to short-term economic, corporate and market developments more dramatically than do higher rated securities. These developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market, or the reduced availability of market quotations, will make it more difficult to dispose of the bonds and accurately value a Fund’s assets. The reduced availability of reliable, objective pricing data may increase a Fund’s reliance on management’s judgment in valuing high yield bonds. To the extent that a Fund invests in these securities, the achievement of the Fund’s objective will depend more on the Adviser’s judgment and analysis than it would otherwise be. In addition, high yield securities in a Fund’s portfolio may be susceptible to adverse publicity and investor perceptions, whether or not these perceptions are justified by fundamental factors. In the past, economic downturns and increases in interest rates have caused a higher incidence of default by the issuers of lower rated securities and may do so in the future, particularly with respect to highly leveraged issuers.

Corporate Debt Securities. Investment in U.S. dollar or foreign currency-denominated corporate debt securities of domestic or foreign issuers is limited to corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities and including corporate income-producing securities, which meet the minimum ratings criteria. The fund’s investments in corporate bonds will generally be of short to medium-term maturities and, on average, will have a credit rating of A.

Credit Risk. Credit risk relates to the ability of an issuer to pay interest and principal as they become due. Generally, lower quality, higher yielding bonds are subject to more credit risk than higher quality, lower yielding bonds. A default by the issuer of, or a downgrade in the credit rating assigned to, a fixed-income security in a Fund’s portfolio will reduce the value of the security.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between the market value of outstanding fixed-income securities and changes in interest rates. An increase in interest rates will generally reduce the market value of fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities after their acquisition will not affect the cash interest payable on those securities but will be reflected in the valuations of those securities used to compute a Fund’s NAV. A wide variety of factors can cause interest rates to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). This is especially true under current economic conditions because interest rates are at or near historically low levels. As the Federal Reserve Board has begun tapering its quantitative easing program, and, in December of 2015 raised the Federal Funds rate, there is a risk that interest rates will rise. The negative impact on fixed-income securities from the resulting interest rate increases could be swift and significant.

Call (Prepayment) Risk and Extension Risk. Call risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life and duration of, the security. This typically happens when interest rates have declined, and a Fund will suffer from having to reinvest in lower yielding securities.

Extension risk is the risk that an issuer may pay principal on an obligation slower than expected. This typically happens when interest rates have increased. Slower than expected prepayments will have the effect of extending the average life and duration of the obligation and possibly of a Fund’s fixed-income portfolio.

Prepayments that are faster or slower than expected may reduce the value of the affected security.

Maturity and Duration. The effective maturity of an individual portfolio security in which a Fund invests is defined as the period remaining until the earliest date when the Fund can recover the principal amount of such security through mandatory redemption or prepayment by the issuer, the exercise by the Fund of a put option, demand feature or tender option granted by the issuer or a third party or the payment of the principal on the stated maturity date. The effective maturity of variable rate securities is calculated by reference to their coupon reset dates. Thus, the effective maturity of a security may be substantially shorter than its final stated maturity.

Duration is a measure of a debt security’s price sensitivity taking into account expected cash flows and prepayments under a wide range of interest rate scenarios. In computing the duration of its portfolio, a Fund will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influence of interest rates on prepayments and coupon flows. Each Fund may use various techniques to shorten or lengthen the option-adjusted duration of its fixed-income portfolio, including the acquisition of debt obligations at premium or discount, and the use of mortgage swaps and interest rate swaps, caps, floors and collars.

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Bank and Corporate Obligations. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Funds consists of direct obligations of domestic or foreign issuers. Bank obligations in which the Funds may invest include certificates of deposit, bankers’ acceptances and fixed time deposits.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers’ acceptances rank junior to domestic deposit liabilities of the bank and equal to other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other insurer. Deposit notes are insured by the FDIC only to the extent of $250,000 per depositor per bank.

Repurchase Agreements. The Funds may enter repurchase agreements with approved banks and broker-dealers. In a repurchase agreement, a Fund purchases securities with the understanding that they will be repurchased by the seller at a set price on a set date. This allows a Fund to keep its assets at work but retain overnight flexibility pending longer term investments.

Repurchase agreements involve credit risk. For example, if a seller defaults, a Fund will suffer a loss if the proceeds from the sale of the collateral are lower than the repurchase price. If the seller becomes bankrupt, a Fund may be delayed or incur additional costs to sell the collateral. To minimize risk, collateral must be held with the Funds’ custodian and at least equal the market value of the securities subject to the repurchase agreement plus any accrued interest. Repurchase agreements collateralized entirely by cash or U.S. government securities may be deemed to be fully collateralized pursuant to Rule 2a-7 under the 1940 Act and may be deemed to be investments in cash or U.S. government securities.

U.S. Government Securities. U.S. Government securities include U.S. Department of the Treasury (“Treasury”) obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises, which are supported by:

•	the full faith and credit of the Treasury (such as the Government National Mortgage Association (“GNMA”));

•	the right of the issuer to borrow from the Treasury (e.g., Federal Home Loan Banks);

•	the discretionary authority of the U.S. Government to purchase certain obligations of the issuer (e.g., Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“FHLMC”)); or

•	only the credit of the agency and a perceived “moral obligation” of the U.S. Government.

No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (1) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government or any of its agencies, authorities or instrumentalities; and (2) participations in loans made to non U.S. Governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. Government securities also include Treasury receipts, zero coupon bonds, Treasury inflation-indexed bonds, deferred interest securities and other stripped U.S. Government securities. The interest and principal components of stripped U.S. Government securities are traded independently. The most widely recognized trading program for such securities is the Separate Trading of Registered Interest and Principal of Securities Program. Treasury inflation-indexed obligations provide a measure of protection against inflation by adjusting the principal amount for inflation. The semi-annual interest payments on these obligations are equal to a fixed percentage of the inflation-adjusted principal amount.

Fannie Mae and FHLMC have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since September 2008. The entities are dependent upon the continued support of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae and FHLMC and the value of their debt and equity securities and the securities which they guarantee.

Mortgage-Backed Securities. Each Fund may invest only in those mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

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Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, a Fund may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in “locking” in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

A Fund’s investments in mortgage-backed securities may include conventional mortgage pass-through securities and certain classes of multiple class collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are fixed or adjustable rate mortgage-backed securities that provide for monthly payments that are a “pass-through” of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees or other amounts paid to any guarantor, administrator and/or servicer of the underlying mortgage loans. CMOs are issued in multiple classes, each having different maturities, interest rates, payment schedules and allocations of principal and interest on the underlying mortgages. Senior CMO classes will typically have priority over residual CMO classes as to the receipt of principal and/or interest payments on the underlying mortgages. The CMO classes in which a Fund may invest include but are not limited to sequential and parallel pay CMOs, including planned amortization class (“PAC”) and target amortization class (“TAC”) securities. Sequential pay CMOs apply payments of principal, including any prepayments, to each class of CMO in the order of the final distribution date. Thus, no payment of principal is made on any class until all other classes having an earlier final distribution date have been paid in full. Parallel pay CMOs apply principal payments and prepayments to two or more classes concurrently on a proportionate or disproportionate basis. The simultaneous payments are taken into account in calculating the final distribution date of each class. Each Fund may invest in the most junior classes of CMOs, which involve the most interest rate, prepayment and extension risk.

Different types of mortgage-backed securities are subject to different combinations of prepayment, extension, interest rate and other market risks. Conventional mortgage pass through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. PACs, TACs and other senior classes of sequential and parallel pay CMOs involve less exposure to prepayment, extension and interest rate risk than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or “collars.” To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Agency Mortgage Securities. The Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. Agencies, instrumentalities or sponsored enterprises of the U.S. Government include, but are not limited to, the GNMA, Fannie Mae and FHLMC. GNMA securities are backed by the full faith and credit of the U.S. Government, which means that the U.S. Government guarantees that the interest and principal will be paid when due. Fannie Mae securities and FHLMC securities are not backed by the full faith and credit of the U.S. Government; however, these enterprises have the ability to obtain financing from the Treasury. Although the U.S. Government has provided financial support to Fannie Mae and FHLMC, no assurance can be given that the U.S. Government will provide financial support in the future to securities not backed by the full faith and credit of the U.S. Government. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

Privately-Issued Mortgage-Backed Securities. Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of and institutional investors in mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans.

These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. Government agency. In order to receive a high quality rating, they normally are structured with one or more types of “credit enhancement.” These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time. Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information enabling investors to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities.

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Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Asset-Backed Securities. Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, a Fund’s ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Fund must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral. Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities. A Fund may invest in any type of asset-backed security if the Adviser determines that the security is consistent with the Fund’s investment objective and policies.

Floating Rate/Variable Rate Notes. Some notes purchased by a Fund may have variable or floating interest rates. Variable rates are adjustable at stated periodic intervals; floating rates are automatically adjusted according to a specified market rate for such investments, such as the percentage of the prime rate of a bank, or the 91-day U.S. Treasury Bill rate. These obligations may be secured by bank letters of credit or other support arrangements. If a security would not satisfy a Fund’s credit quality standards without such a credit support, the entity providing a bank letter or line of credit, guarantee or loan commitment must meet a Fund’s credit quality standards.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult for a Fund to dispose of the instruments, and a Fund could suffer a loss if the issuer defaults or there are periods during which the Fund is not entitled to exercise its demand rights. Variable and floating rate instruments held by a Fund will be subject to the Fund’s limitation on investments in illiquid securities if a reliable trading market for the instruments does not exist, and the Fund cannot demand payment of the principal amount of such instruments within seven days.

Structured Securities. Structured securities include notes, bonds or debentures that provide for the payment of principal of and/or interest in amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Fund’s investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference. Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed-income investments.

Pay-In-Kind, Delayed Payment and Zero Coupon Bonds. These securities are generally issued at a discount from their face value because cash interest payments are typically postponed until maturity or after a stated period. The amount of the discount rate varies depending on such factors as the time remaining until maturity, prevailing interest rates, the security’s liquidity and the issuer’s credit quality. These securities also may take the form of debt securities that have been stripped of their interest payments. The market prices of pay-in-kind, delayed payment and zero coupon bonds generally are more volatile than the market prices of securities that pay interest periodically and in cash, and are likely to respond more to changes in interest rates than interest-bearing securities having similar maturities and credit quality. A Fund generally accrues income on securities that are issued at a discount and/or do not make current cash payments of interest for tax and accounting purposes. This income is required to be distributed to shareholders. A Fund’s investments in pay-in-kind, delayed payment and zero coupon bonds may require the Fund to sell portfolio securities to generate sufficient cash to satisfy its income distribution requirements.

FOREIGN SECURITIES

Each Fund may invest in the securities of corporate and governmental issuers located in or doing business in a foreign country (“foreign issuers”). A company is considered to be located in or doing business in a foreign country if it satisfies at least one of the following criteria: (i) the equity securities of the company are traded principally on stock exchanges in one or more foreign countries; (ii) it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more foreign countries; (iii) it maintains 50% or more of its assets in one or more foreign countries; (iv) it is organized under the laws of a foreign country; or (v) its principal executive offices are located in a foreign country.

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ADRs, EDRs, IDRs and GDRs. American Depositary Receipts (“ADRs”) (sponsored or unsponsored) are receipts typically issued by a U.S. bank, trust company or other entity and evidence ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S., so there may not be a correlation between this information and the market value of the unsponsored ADR. European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”) are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. Global Depositary Receipts (“GDRs”) are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities.

Sovereign Debt Obligations. Investment in sovereign debt obligations involves special risks not present in domestic corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and a Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging market countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic policies or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Obligations of Supranational Entities. Each Fund may invest in obligations of supranational entities designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. Participating governments may not be able or willing to honor their commitments to make capital contributions to a supranational entity.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than securities of U.S. issuers. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers.

To the extent that a Fund’s foreign securities are denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions in some foreign markets may not be settled promptly so that a Fund’s foreign investments may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities may be purchased on over-the-counter markets or exchanges located in the countries where an issuer’s securities are principally traded. Many foreign markets are not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on U.S. exchanges, although a Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers in foreign countries than in the United States. In certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation, limitations on the removal of assets of a Fund from a country, political or social instability, or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Dividends, interest, and, in some cases, capital gains earned by a Fund on certain foreign securities may be subject to foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund’s shareholders.

The above risks may be intensified for investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. A Fund may be required to establish special custodial or other arrangements before making certain investments in these countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of a Fund to buy, sell, receive or deliver these securities.

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ILLIQUID AND RESTRICTED SECURITIES

A Fund may purchase securities that are not registered (“restricted securities”) under the Securities Act of 1933, as amended (the “1933 Act”), including commercial paper issued in reliance on Section 4(a)(2) of the 1933 Act, and, therefore, are restricted as to their resale. However, a Fund will not invest more than 15% of its net assets in illiquid investments. The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, retain oversight as to, and are ultimately responsible for, these determinations. If the Adviser determines, based upon a continuing review of the trading markets for specific Section 4(a)(2) paper or Rule 144A securities (Rule 144A securities are unregistered securities sold by private companies to qualified institutional buyers through a broker-dealer) that the securities are liquid, they will not be subject to the 15% limit in illiquid investments. This investment practice could have the effect of decreasing the level of liquidity in the Fund if sufficient numbers of qualified institutional buyers are not interested in purchasing these restricted securities.

DERIVATIVE INSTRUMENTS

General. (Especially relevant for the Financial Long/Short Fund.) The Funds may, but are not required to, invest in derivative instruments, which are commonly defined as financial instruments whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, security or index. The Funds’ transactions in derivative instruments may include:

•	the purchase and writing of options on securities (including index options) and options on foreign currencies;

•	the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity securities or fixed-income securities; and

•	entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, and related caps, collars, floors and swaptions.

The success of transactions in derivative instruments depends on an Adviser’s judgment as to their potential risks and rewards. Use of these instruments exposes a Fund to additional investment risks and transaction costs. If an Adviser incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Fund’s return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A Fund could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

Each Fund may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. The risks and policies of various types of derivative investments in which the Funds may invest are described in greater detail below.

In December 2015, the Commission proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the Funds. If the proposed rule is adopted and goes into effect, it could require modifications to the Funds’ use of derivatives and adoption of risk management measures.

Options on Securities and Securities Indices. (Especially relevant for the Financial Long/Short Fund.) A Fund may purchase and write (sell) call and put options on any securities in which it may invest or on any securities index containing securities in which it may invest. These options may be listed on securities exchanges or traded in the over-the-counter market. A Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by a Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by a Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive a Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive a Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

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All call and put options written by a Fund are covered. A written call option or put option may be covered by: (1) maintaining cash or liquid securities in a segregated account with a value at least equal to a Fund’s obligation under the option; (2) entering into an offsetting forward commitment; and/or (3) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund’s net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to the option. These purchases are referred to as “closing purchase transactions.”

Segregated Account Risk. A security held in a segregated account cannot be sold while the position it is covering is outstanding unless it is replaced with cash, cash equivalent or a similar security. Therefore, the segregation of a large percentage of the Fund’s assets could possibly hinder management of the portfolio or the Fund’s ability to meet redemption requests or other current obligations.

Purchasing Options. A Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease (“protective puts”) in the market value of securities of the type in which it may invest. A Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle a Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of a Fund’s portfolio securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund’s portfolio securities.

A Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (1) there may be insufficient trading interest in certain options; (2) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (3) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (4) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (5) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (6) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund’s ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser’s ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

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Futures Contracts and Options on Futures Contracts. (Especially relevant for the Financial Long/Short Fund.) To seek to increase total return or hedge against changes in interest rates or securities prices, a Fund may purchase and sell futures contracts, and purchase and write call and put options on these futures contracts. A Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. These futures contracts may be based on various securities (such as U.S. Government securities), securities indices and any other financial instruments and indices. All futures contracts entered into by a Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the U.S. Commodity Futures Trading Commission (the “CFTC”).

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, a Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that a Fund proposes to acquire. When interest rates are rising or securities prices are falling, a Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

A Fund may, for example, take a “short” position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund’s portfolio securities. These futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund’s portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for a Fund’s portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in a Fund’s portfolio may be more or less volatile than prices of these futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund’s portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of a Fund’s portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, a Fund may take a “long” position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities, to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. A Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give a Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium, which may partially offset a decline in the value of a Fund’s assets. By writing a call option, a Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium, which may partially offset an increase in the price of securities that a Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Fund’s ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

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A Fund may engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return to the extent permitted by the CFTC and its regulations. To the extent that a Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Adviser will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments, which it expects to purchase. As evidence of its hedging intent, a Fund expects that, on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets. The Trust, on behalf of the Funds, has filed notices of eligibility for exclusion from the definition of “commodity pool operator” in accordance with Rule 4.5 of the Commodity Exchange Act (“CEA”), and, therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5.

To the extent that a Fund engages in non-hedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these non-hedging positions will not exceed 5% of the NAV of the Fund’s portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for a Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between a Fund’s futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position, which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent a Fund from closing out positions and limiting its losses.

Foreign Currency Transactions. A Fund’s foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. A Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. A Fund may elect to hedge less than all of its foreign currency portfolio positions if deemed appropriate by the Adviser.

If a Fund purchases a forward contract or sells a forward contract for non-hedging purposes, it will segregate cash or liquid securities, of any type or maturity, in a separate account in an amount equal to the value of the Fund’s total assets committed to the consummation of the forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund’s commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These transactions also preclude the opportunity for currency gains if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally expected that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to a Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

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Foreign Currency Options. Each Fund may purchase or sell (write) call and put options on currency. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency. When the option is exercised, the seller of the option is obligated to fulfill the terms of the written option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time before expiration.

A purchased call option on a foreign currency generally rises in value if the underlying currency appreciates in value. A purchased put option on a foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, the option will not limit changes in the value of such currency. For example, if a Fund was holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, the Fund would not have to exercise its put option. Likewise, a Fund might enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, might purchase a foreign currency call option to hedge against a rise in value of the currency. If the value of the currency instead depreciated between the date of purchase and the settlement date, the Fund would not have to exercise its call. Instead, the Fund could acquire in the spot market the amount of foreign currency needed for settlement.

Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively thin, and a Fund’s ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. A Fund will not purchase or write such options unless and until, in the opinion of the Adviser, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency. Nevertheless, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by most of the same factors that influence foreign exchange rates and investments generally.

The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment performance of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. currency option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

Foreign Currency Futures Transactions. By using foreign currency futures contracts and options on such contracts, a Fund may be able to achieve many of the same objectives as it would through the use of forward foreign currency exchange contracts. A Fund may sometimes be able to achieve these objectives more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

The sale of a foreign currency futures contract creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. The purchase of a currency futures contract creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Currency futures contracts are closed out by entering into an offsetting purchase or sale transaction for the same aggregate amount of currency and delivery date. If the sale price of a currency futures contract exceeds the price of the offsetting purchase, the Fund realizes a gain. If the sale price is less than the offsetting purchase price, the Fund realizes a loss. If the purchase price of a currency futures contract is less than the offsetting sale price, the Fund realizes a gain. If the purchase price of a currency futures contract exceeds the offsetting sale price, the Fund realizes a loss.

Special Risks Associated with Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts and related options are subject to the same risks that apply to the use of futures generally. In addition, the risks associated with foreign currency futures contracts and options on futures are similar to those associated with options on foreign currencies, as described above.

U.S. Dollar-Denominated Securities of Non-U.S. Companies. Each Fund may invest without limit in U.S. dollar-denominated securities of non-U.S. companies but may invest only up to 15% of its total assets in non-dollar-denominated securities of non-U.S. companies.

Swaps, Caps, Floors, Collars and Swaptions. (Especially relevant for the Financial Long/Short Fund.) As one way of managing its exposure to different types of investments, a Fund may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, floors and swaptions. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

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In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. A swaption is an option to buy or sell a swap position.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield.

Swap agreements are sophisticated risk management instruments that typically require a small cash investment relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Swap agreements are subject to credit risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. A Fund will maintain, in a segregated account, cash or liquid securities equal to the net amount, if any, of the excess of the Fund’s obligations over its entitlements with respect to swap, cap, collar, floor or swaption transactions.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions. The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a set price at a set date beyond customary settlement time. A Fund will engage in when-issued purchases of securities in order to obtain what is considered to be an advantageous price and yield at the time of purchase. Securities purchased or sold on a when-issued, delayed delivery or forward commitment basis involve a risk of loss if the security to be purchased declines in value, or a security to be sold increases in value, before the settlement date. The failure of the issuer or other party to consummate the transaction may result in a Fund’s losing the opportunity to obtain an advantageous price. Although a Fund usually intends to acquire the underlying securities, the Fund may dispose of such securities before settlement. For purposes of determining a Fund’s average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When a Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities of any type or maturity, having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments.

Short Sales. (Especially relevant for the Financial Long/Short Fund.) Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security from a broker or other institution to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. As a result, there is no limit to the potential loss on a short sale. Until the security is replaced, the Fund is required to pay the broker from which it borrowed the security an amount equal to any dividends or interest that accrue during the period of the loan. Short sale dividends are treated as an expense and can increase a fund’s total expense ratio although no cash is received or paid by the Fund. To compensate the broker, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

The Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. An increase in the value of a security sold short by the Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until the Fund replaces a borrowed security, it will maintain, in a segregated account at all times, cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker or custodian as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them. The Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 100% of the value of the Fund’s net assets.

While the Fund is short a security, it is subject to the risk that the security’s lender will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If this happened, the Fund would have to buy replacement shares immediately at the stock’s then current market price or “buy in” by paying the lender an amount equal to the cost of purchasing the security to close out the short position.

The Fund will also incur transaction costs in effecting short sales. Short sales involve other costs. The Fund must repay to the lender any dividends or interest that accrue while it is holding a security sold short. To borrow the security, the Fund also may be required to pay a premium. The amount of any gain for the Fund resulting from a short sale will be decreased and the amount of any loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with a short sale.

OTHER INVESTMENT PRACTICES AND RISKS

Active Management. The Funds are actively managed investment portfolios. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result. The management strategy or securities selection methods the Adviser uses in managing the Fund could prove less successful than anticipated or could be unsuccessful. This risk is common for all actively managed funds.

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Lending Portfolio Securities. The Funds may lend their portfolio securities. These loans are secured by the delivery to a Fund of cash collateral, which may be invested in short-term debt securities and money market funds. The Funds may make loans only to broker-dealers who are members of New York Stock Exchange (“NYSE”), or who have net capital of at least $10,000,000. Such loans will not be made against less than 100% cash collateral maintained at 100% of the market value (marked-to-market daily) of the loaned securities. Loans will be made only if a Fund can terminate the loan at any time.

Voting rights may pass with the lending of securities. In line with industry standards, proxies are not available to be voted when the shares are out on loan through the Funds’ lending program. However, the Funds will make reasonable efforts to recall lent securities so that they may be voted according to the Adviser’s instructions. In furtherance of this effort, the Funds have, in conjunction with the securities lending agent, developed procedures reasonably designed to recall lent securities to facilitate the voting of the shares. In addition, the Adviser has developed operating procedures to restrict the lending of securities held by the Funds that are acquired in an initial public offering (“IPO”), as discussed below, by an issuer with a limited operating history and no identified corporate calendar of shareholder meetings that can be monitored. The lending of securities does not relieve the Trustees of their fiduciary obligation to vote proxies on significant matters. If management has knowledge that a material event will occur affecting an investment on loan, the Trustees would be obligated to call such loan in time to vote such proxies.

When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities, that the securities will not be returned in time for the Funds to exercise their voting rights, or that the Funds’ securities lending agent does not learn of an impending vote and therefore does not initiate a recall of the lent securities on the Funds’ behalf. As a result, a Fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral. The Fund will bear any losses incurred from the investment of the collateral it receives. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund.

Cyber Security Risk. The Funds and their service providers may be prone to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cyber security include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cyber security breaches affecting a Fund or its Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject a Fund to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Energy Sector Investments. (Especially relevant for the RMB Fund.) The energy sector includes industries involved the production and sale of energy, including fuel extraction, manufacturing, refining and distribution. Such investments could be disproportionately affected by events affecting the energy sector, including: changes in national and international economic and political conditions, companies in the energy sector may fall out of favor, concentration of investments may increase the volatility of the value of the fund’s investments.

IPOs. The Funds may invest in IPOs. An IPO is when a company (called the issuer) issues common stock or shares to the public for the first time. Such securities are often issued by smaller, younger companies seeking capital but can also be done by large privately-owned companies looking to trade publicly.

IPO Risk. The purchase of IPO shares may involve high transaction costs and may involve the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Large Shareholder Purchase and Redemption Risk. The Funds may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Funds. Such large shareholder redemptions may cause a Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. However, this risk may be limited to the extent that the Adviser and a Fund have entered into a fee waiver and/or expense limitation arrangement.

Reverse Repurchase Agreements. The Funds may enter reverse repurchase agreements whereby a Fund sells portfolio assets with an agreement to repurchase the assets at a later date at a set price. A Fund continues to receive principal and interest payments on these securities. The Funds will maintain a segregated custodial account consisting of cash or liquid securities of any type or maturity, having a value at least equal to the repurchase price, plus accrued interest.

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Reverse repurchase agreements involve the risk that the value of the securities sold by a Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements are borrowings by a Fund and are subject to its investment restrictions on borrowing.

Risks of Non-Diversification. The Financial Long/Short Fund is classified as “non-diversified” under the 1940 Act. Non-diversification means that the proportion of the Fund’s assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. Since it may invest a larger proportion of its assets in a single issuer than is permitted by the 1940 Act for a diversified fund, an investment in a non-diversified Fund may be subject to greater fluctuations in value than an investment in a diversified fund. Notwithstanding its non-diversified status, with respect to 50% of its total assets, the Fund may invest in securities of no more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the non-diversified Fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets. The restrictions in the immediately preceding sentence are non-fundamental and may be changed by the Trustees without shareholder approval. This policy shall not be violated so long as any discrepancy from this policy after the acquisition of a security is neither wholly nor partially the result of such acquisition.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. A Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed-income securities in order to realize capital gains or enhance income. Short-term trading may have the effect of increasing a Fund’s portfolio turnover rate. A high rate of portfolio turnover involves correspondingly higher brokerage costs that must be borne directly by the Fund and thus indirectly by the shareholders, reducing the shareholders’ return. Short-term trading may also increase the amount of taxable gains that must be distributed to shareholders.

INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of a Fund’s outstanding voting securities, defined under the 1940 Act as the lesser of: (1) 67% or more of that Fund’s voting securities present at a meeting if the holders of more than 50% of that Fund’s outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Fund’s outstanding voting securities.

1.	A Fund may not borrow money or issue senior securities, except to the extent permitted by the 1940 Act.

2.	A Fund may not make loans to other persons, except loans of securities not exceeding one-third of the Fund’s total assets, investments in debt obligations and transactions in repurchase agreements.

3.	A Fund may not purchase, sell or invest in real estate, but, subject to its other investment policies and restrictions, may invest in securities of companies that deal in real estate or are engaged in the real estate business. These companies include real estate investment trusts and securities secured by real estate or interests in real estate. A Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund’s ownership of securities.

4.	A Fund may not invest in commodities or commodity futures contracts, except for transactions in financial derivative contracts, such as forward currency contracts; financial futures contracts and options on financial futures contracts; options on securities, currencies and financial indices; and swaps, caps, floors, collars and swaptions.

5.	A Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the 1933 Act when selling portfolio securities.

6.	RMB Fund and the Financial Services Fund, with respect to 75% of each Fund’s total assets, may not invest more than 5% of total assets in the securities of any single issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than: (1) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (2) securities of other investment companies.

7.	The RMB Fund will not concentrate more than 25% of the value of its total assets in any one industry.

8.	A Fund (except for the RMB Fund) shall not invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities) except that the Financial Services Fund and the Financial Long/Short Fund will, during normal market conditions, invest at least 25% of its total assets in the financial services sector, a group of industries that includes regional and money center banks, insurance companies, home, auto and other specialty finance companies, securities brokerage firms and electronic trading networks, investment management and advisory firms, publicly traded, government-sponsored financial intermediaries, such as Fannie Mae or FHLMC, thrift and savings banks, financial conglomerates, foreign financial services companies, electronic transaction processors for financial services companies, real estate investment trusts, depository institutions and any company that derives at least 50% of its revenues from doing business with financial services companies, such as financial software companies.

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With respect to Fundamental Investment Restriction 1, the 1940 Act currently permits the fund to borrow from banks in an amount that may not exceed 33 1/3% of the value of the fund’s total assets at the time of borrowing. In the event that a Fund’s borrowings exceed 33 1/3% of the value of the Fund’s total assets, the Fund will be required to reduce the amount of its borrowings as promptly as practicable, but in no event later than three business days.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are non-fundamental and may be modified by the Trustees without shareholder approval.

1.	A Fund may not invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in 7 days at a price approximately equal to the price at which the Fund is valuing the security.

2.	A Fund may invest in other investment companies, including any closed-end or open-end investment company, hedge fund or unregistered investment company, as permitted by the 1940 Act or by such exemptions as may be granted by the Commission by any rule, regulation or order.

3.	A Fund may not invest in a company for the purpose of exercising control or management of the company.

4.	The Financial Services Fund and the Financial Long/Short Fund will invest at least 80% of their assets in stocks of U.S. companies in the financial services sector. Each Fund may change the policies described above upon 60 days’ notice to shareholders.

5.	The Financial Long/Short Fund, with respect to 50% of the Fund’s total assets, may invest in securities of no more than one issuer (or any combination of issuers) limited in respect to an amount not greater in value than 25% of its total assets and, in addition to the foregoing, in securities of not more than two issuers, each limited in respect to an amount not greater in value than 12.5% of its total assets and, with respect to the remaining 50% of its total assets, the Financial Long/Short Fund may not invest in securities of any single issuer (other than the U.S. Government, its agencies and instrumentalities) limited in respect to an amount not greater in value than 5% of its total assets. This policy shall not be violated so long as any discrepancy from this policy after the acquisition of a security is neither wholly nor partially the result of such acquisition.

Except with respect to 300% asset coverage for borrowing required by the 1940 Act, whenever any investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security, such percentage limitation will be applied only at the time the Fund acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Fund.

A sector of issuers in different industries is not considered to be an industry, except as stated above with respect to the Financial Services Fund and the Financial Long/Short Fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the general policy of the Trust and each Fund that neither the Funds nor their service providers may selectively disclose a Fund’s portfolio holdings information to any current or potential investor in the Funds, including individuals, institutions and financial intermediaries, in advance of the date such information is disclosed publicly by the Fund(s).

The Board has adopted policies and procedures relating to disclosure of a Fund’s portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to Fund shareholders.

The Funds, like other typical mutual funds, rely on various service providers (including the Adviser and Sub-Adviser) and other affiliated and/or unaffiliated entities, to perform all services relating to the Funds’ operations. Some services, such as custody, fund audits, proxy voting, compliance testing, and pricing of portfolio securities, require that the service provider have almost continuous access to information about a Fund’s current portfolio holdings. Other service providers, such as lawyers and accountants, are permitted to review information about a Fund’s current portfolio holdings on a periodic basis. In addition, if a Fund wants to sell certain securities in its portfolio, the Fund will have to identify those securities to the broker handling the sale. It is the Trust’s policy to grant access to portfolio information in the above and other appropriate circumstances only to the extent necessary so that the provider may perform its services relating to the Funds’ operations and the provider is subject to a duty of confidentiality, including a duty not to trade on the non-public information.

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In addition, the Trust permits disclosure of non-public portfolio holdings information to third parties in limited circumstances where the Trust or a service provider has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the non-public information.

It is also the policy of the Trust that none of the Funds or their service providers may enter into any arrangements pursuant to which they will receive compensation or other consideration directly or indirectly in return for the disclosure of non-public information about a Fund’s portfolio holdings.

Periodic Public Disclosure

The full portfolio holdings of each Fund are filed quarterly with the Commission within the time periods prescribed by rules of the Commission. Further, information regarding each Fund’s portfolio holdings is provided to shareholders on a semi-annual basis in accordance with, and within the time periods prescribed by, rules of the Commission.

The Funds’ portfolio holdings are published monthly, with approximately a 30-day lag, on the Funds’ website. This policy is described in the Funds’ current prospectus and may be discontinued by the Trust without notice. The Trust considers a Fund’s portfolio holdings not to be confidential on the next day after its portfolio holdings are published on the Funds’ website.

In certain instances, a Fund’s month-end portfolio holdings may be disclosed earlier than 30 days after the end of a month to certain third-parties under the following conditions: (i) for legitimate business purposes; (ii) no adverse impact is anticipated to Fund shareholders; and (iii) portfolio holdings are posted on the Funds’ website. In addition, each Fund’s month-end Top 10 holdings reports may be made available by the seventh business day after month-end.

Disclosure of Holdings to Analytical Companies

The Funds’ portfolio holdings generally are sent to certain analytical companies (Morningstar, Bloomberg, Broadridge, S&P, Thomson Financial, etc.) and investment consultants either monthly or quarterly on the next business day after a complete set of holdings is available on the Funds’ website.

Disclosure of Individual Portfolio Holdings

From time to time, employees of the Adviser or Sub-Adviser may express their views orally or in writing on securities held in the Funds with the public, media, current or prospective shareholders of the Funds, investment consultants/advisers and/or rating/ranking firms. The securities may be ones that were purchased or sold since the Funds’ most recent month-end portfolio holdings and may not yet be disclosed on the Funds’ website. In these situations, the confirmation of whether a stock is held in a Fund and its portfolio weighting as of a specific date must follow the public disclosure procedures as described above, including prompt public disclosure following such confirmation.

Disclosure of Holdings to Service Providers and Other Parties

The Funds’ portfolio holdings are disclosed to service providers on an on-going basis in the performance of their contractual duties. These providers include, but are not limited to, the Funds’ custodian, fund accountant, fund administrator, printing companies, public accounting firm and attorneys. Holdings are disclosed to service providers that perform operational services for all of the accounts managed by the Adviser and the Sub-Adviser, including the Funds, which include back office services, portfolio accounting and performance systems services, proxy voting services and analytical and trading systems. Employees of the Adviser and Sub-Adviser (as applicable) also may have frequent access to portfolio holdings. The frequency of disclosure to these parties varies and may be as frequently as intra-day with no lag.

Various broker/dealer and other parties involved in the trading and settlement process have access to Fund portfolio information when a Fund is buying and selling securities for its portfolio.

Non-public disclosure of the Funds’ portfolio holdings will only be made to service providers and other parties who are under a duty of confidentiality to the Funds, whether by explicit written agreement or by virtue of their duties to the Funds. The Trust, the Adviser and/or the Sub-Adviser will make reasonable efforts to obtain written confidentiality agreements and prohibitions on trading based on knowledge of the Funds’ portfolio holdings with the service providers and other parties who receive the Funds’ portfolio holdings information prior to the holdings being made public. Employees of the Adviser and Sub-Adviser are subject to their respective employer’s code of ethics, but the improper use of Fund portfolio holdings by other parties is possible, notwithstanding contractual and confidentiality obligations.

Board Oversight of Disclosure of Fund Portfolio Holdings

Exceptions to these policies may be granted only by the Board, the Trust’s President, Treasurer, Secretary, Senior Vice President or Chief Compliance Officer upon a determination that the release of information (1) would be appropriate for legitimate business purposes and (2) is not anticipated to adversely affect Fund shareholders. Any such disclosures of Fund portfolio holdings shall be disclosed to the Board at its next regular meeting.

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Notwithstanding anything herein to the contrary, the Board and an appropriate officer of the Trust, or the Trust’s President or Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those found in these disclosure policies. (For example, the Funds may determine to not provide purchase and sale information with respect to Funds that invest in less liquid securities.)

There is no assurance that the Trust’s disclosure policies will protect the Funds from potential misuse of holdings information by individuals in possession of that information.

SERVICES FOR SHAREHOLDERS

SHAREHOLDER ACCOUNTS

When an investor initially purchases shares, an account will be opened on the books of the Trust by the transfer agent. The investor appoints the transfer agent as agent to receive all dividends and distributions and to automatically reinvest them in additional shares of the same class of shares. Distributions or dividends are reinvested at a price equal to the NAV of these shares as of the ex-dividend date.

Shareholders who do not want automatic dividend and distribution reinvestment should check the appropriate box of the new account application or notify the transfer agent and, ten business days after receipt of such notice, all dividends and distributions will be paid by check.

PURCHASE AND REDEMPTION OF SHARES

PURCHASE OF SHARES

The Funds currently offer Class A, Class C and Class I shares. The Trustees and officers reserve the right to change or waive a Fund’s minimum investment requirements and to reject any order to purchase shares (including purchases by exchange) when in their judgment the rejection is in the Fund’s best interest.

INITIAL SALES CHARGES ON CLASS A SHARES

Shares are offered at a price equal to their NAV plus a sales charge, which is imposed at the time of purchase. The sales charges applicable to purchases of Class A shares of each Fund are described in the Funds’ current prospectus. Up to 100% of the sales charge may be re-allowed to dealers who achieve certain levels of sales or who have rendered coordinated sales support efforts. These dealers may be deemed underwriters. Other dealers will receive the following compensation:

Amount Invested	Dealer Concession as a % of Offering Price of Shares Purchased

Less than $50,000	4.50%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.50%
$250,000 but less than $500,000	2.75%
$500,000 but less than $1,000,000	1.75%
$1,000,000 or more	See below.

OBTAINING A REDUCED SALES CHARGE FOR CLASS A SHARES

Methods of obtaining a reduced sales charge referred to in the Funds’ prospectus are described in more detail below.

Sales charges may be waived for Trustees and certain affiliated persons of the Funds.

Purchases of Class A Shares of $1 Million or More. On purchases by a single purchaser aggregating $1 million or more, the investor will not pay an initial sales charge. Brokers that initiate and are responsible for purchases of $1 million or more may receive a finder’s fee of up to 1.00% as follows:

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•	1% of the offering price of Class A shares on amounts between $1 million and $4 million

•	0.50% of the offering price of Class A shares on amounts between $4 million and $10 million

•	0.25% of the offering price of Class A shares on the excess over $10 million

Please note if an investor or financial intermediary is unable to provide account verification on purchases receiving million dollar breakpoints due to rights of accumulation, the finder’s fee will be forfeited. Purchases eligible for sales charge waivers as described under “Sales Charge Waivers” in the prospectus for Class A and Class C shares are not eligible for a finder’s fee on purchases of $1 million or more.

A contingent deferred sales charge (“CDSC”) will be imposed on the proceeds of the redemptions of these shares if they are redeemed within 24 months of the end of the calendar month of their purchase. The CDSC will be equal to:

•	1% if the redemption occurs within the first 12 months and

•	0.50% if the redemption occurs within the next 12 months.

The CDSC will be based on the NAV of the shares redeemed at the time of purchase or sale, whichever is lower. No sales charge will be imposed on increases in NAV, dividends or capital gain distributions, or reinvestment of distributions in additional Class A shares. In determining whether the sales charge is payable, the first Class A shares redeemed will be those, if any, on which a sales charge was paid at the time of purchase, and the remaining Class A shares will be redeemed in the order in which they were purchased.

Rights of Accumulation (Class A Shares). If an investor, the investor’s spouse or any children under the age of 21 already hold shares of any Fund, the investor may qualify for a reduced sales charge on its purchase of additional Class A shares. If the value of the shares the investor currently holds in any Fund, plus the amount the investor wishes to purchase is $50,000 or more, the sales charge on the Class A shares being purchased will be at the rate applicable to the total aggregate amount. The Fund’s policy is to give investors the lowest commission rate possible under the sales charge structure. To receive a reduction in your Class A initial sales charge, you must let your financial adviser or shareholder services know at the time you purchase shares that you qualify for such a reduction. You may be asked by your financial adviser or shareholder services to provide account statements or other information regarding related accounts of you or your immediate family in order to verify your eligibility for a reduced sales charge, including, where applicable, information about accounts opened with a different financial adviser.

Certain brokers or financial advisers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial adviser prior to purchasing a Fund’s shares. Rights of accumulation may be amended or terminated at any time as to all purchases occurring thereafter.

Letter of Intent (Class A Shares). If an investor intends to purchase Class A shares valued at $50,000 or more during a 13-month period, the investor may make the purchases under a Letter of Intent so that the initial Class A shares purchased qualify for the reduced sales charge applicable to the aggregate amount of the investor’s projected purchase. The investor’s initial purchase must be at least 5% of the intended purchase. Purchases made within 90 days before the signing of the Letter of Intent may be included in such total amount and will be valued on the date of the Letter of Intent. The Letter of Intent will not impose a binding obligation to buy or sell shares on either the purchaser or the Fund.

During the period of the Letter of Intent, the transfer agent will hold shares representing 3% of the intended purchase in escrow to provide payment of additional sales charges that may have to be paid if the total amount purchased under the Letter of Intent is reduced. These shares will be released upon completion of the intended investment. If the total Class A shares covered by the Letter of Intent are not purchased, a price adjustment is made, depending upon the actual amount invested within the period covered by the Letter of Intent, by a redemption of sufficient shares held in escrow for the account of the investor. A Letter of Intent can be amended: (a) during the 13-month period if the purchaser files an amended Letter of Intent with the same expiration date as the original; and (b) automatically after the end of the period, if the total purchases of Class A shares credited to the Letter of Intent qualify for an additional reduction in the sales charge. For more information concerning the Letter of Intent, see the application form or contact the Fund’s transfer agent at 1-800-462-2392.

CLASS C SHARE PURCHASES

Class C shares are sold at the NAV next determined after receipt of an investor’s purchase order, with a maximum purchase order of $500,000. Class C shares are not subject to an initial sales charge but may be subject to a CDSC upon redemption. Brokers that initiate and are responsible for purchases of such Class C shares of that Fund may receive an up-front commission at the time of sale of up to 1.00% of the purchase price of Class C shares of the Fund. Class C shares do not convert into any other class of shares.

If Class C shares of a Fund are redeemed within one year after the end of the calendar month in which a purchase order was accepted, a 1% CDSC will be charged by calculating a percentage on the NAV of the shares redeemed at the time of purchase or sale, whichever is lower. The CDSC will be deducted from the redemption proceeds otherwise payable to the shareholder. In the case of Class C shares, 12b-1 fees, together with the CDSC, are used to finance the costs of up-front commissions paid to dealers and investment representatives.

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CLASS I SHARE PURCHASES

Class I shares are sold at the NAV next determined after receipt of an investor’s purchase order. Class I shares are not subject to an initial sales charge and are not subject to a CDSC upon redemption. Class I shares do not convert into any other class of shares.

EXEMPTIONS FROM CDSC

No CDSC will be imposed on Class I shares. No CDSC will be imposed on Class A or Class C shares in the following instances:

(a)	redemptions of shares or amounts representing increases in the value of an account above the net cost of the investment due to increases in the NAV;

(b)	redemptions of shares acquired through reinvestment of income, dividends or capital gains distributions; and

(c)	redemptions of Class A shares purchased in the amount of $1 million or more and held for more than 24 months or Class C shares held for more than one year from the calendar month in which the shares were purchased.

The CDSC will not apply to purchases of Class A shares at NAV described under “Waivers of Sales Charge” in the Funds’ current prospectus and will be waived for redemptions of Class A and Class C shares in connection with:

•	distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Code or from custodial accounts under Code Section 403(b)(7), individual retirement accounts (“IRAs”) under Code Section 408(a), deferred compensation plans under Code Section 457 and other employee benefit plans (“plans”);

•	withdrawals under an automatic withdrawal plan where the annual withdrawal does not exceed 10% of the opening value of the account (only for Class C shares); and

•	redemptions following the death or disability of a shareholder.

In determining whether the CDSC on Class A or Class C shares is payable, it is assumed that shares not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased.

REDEMPTION OF SHARES

Investors in the Funds may redeem shares on any day the Funds are open for business — normally when the NYSE is open — using the proper procedures described below. See “Net Asset Value” for a list of the days on which the NYSE will be closed.

1.	Through Participating Dealers Or Other Financial Intermediaries. If an investor’s account has been established by a participating dealer or other financial intermediary, the investor should contact their financial adviser or financial intermediary to assist the investor with the redemption. Requests received by a financial adviser or financial intermediary before the close of the NYSE and transmitted to the transfer agent by its close of business that day will receive that day’s NAV.

2.	Redemption Directly through the Transfer Agent. Redemption requests sent by mail to the transfer agent will receive the NAV of the shares being redeemed that is next determined after the request is received in “good form.” “Good form” means that the request is signed in the name in which the account is registered and the signature is guaranteed by a guarantor who participates in the medallion signature guarantee program. Eligible guarantors include member firms of a national securities exchange, certain banks and savings associations and, credit unions, as defined by the Federal Deposit Insurance Act. An investor should verify with the transfer agent that the institution is an acceptable (eligible) guarantor before signing. The transfer agent reserves the right to request additional confirmation from guarantor institutions, on a case by case basis, to establish eligibility. A guarantee from a notary public is not acceptable. Redemption requests for $50,000 or less (whether written or telephonic), which are payable to the registered owner at the legal address of record do not require an additional medallion signature guarantee at the time of redemption.

3.	Redemption by Telephone. Unless an investor has elected otherwise on its new account application, redemption requests may be made by telephone with the transfer agent for amounts of up to $50,000. The investor or its financial professional can sell shares of the Fund by calling 1-800-462-2392. Please press 1 and follow the automated menu to speak with a customer service representative of the Fund. A check will be mailed to the investor on the following business day.

Redemption requests by a corporation, trust fiduciary, executor or administrator (if the name and title of the individual(s) authorizing such redemption is not shown in the account registration) must be accompanied by a copy of the resolution or other legal documentation appointing the authorized individual, signed and certified within the prior 60 days. The investor may obtain from the transfer agent, forms of resolutions and other documentation, which have been prepared in advance to help shareholders comply with the Funds’ procedures.

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The Funds do not charge for their services in connection with the redemption of Fund shares, but upon prior notice may charge for such services in the future. Other securities firms may charge their clients a fee for their services in effecting redemptions of shares of the Funds.

Terms of Redemptions. The amount of your redemption proceeds will be based on the NAV next computed after the transfer agent receives the redemption request in proper form. Payment for the redemption normally will be mailed to the shareholder, except as provided below. A shareholder’s redemption proceeds, reduced by any applicable CDSC, will normally be mailed or wired the day after the redemption is processed. If the shareholder purchased shares by check, the payment of redemption proceeds may be delayed until the purchase check has cleared, which may take fifteen or more days. This potential delay can be avoided by purchasing shares with federal funds or a certified check.

Beneficial owners of shares held of record in the name of the participating dealer or other financial intermediary may redeem their shares only through that firm. The right of redemption may be suspended or the date of payment postponed under certain emergency or extraordinary situations, such as suspension of trading on the NYSE, or when trading in the markets a Fund normally uses is restricted or an emergency exists, as determined by the Commission, so that disposal of a Fund’s assets or determination of its NAV is not reasonably practicable, or for such other periods as the Commission by order may permit.

Each Fund reserves the right to redeem a shareholder’s account if its value is less than $2,500 due to redemptions. The affected Fund will give the shareholder 60 days’ notice to increase the account value to the minimum purchase amount. Redemption proceeds will be mailed in accordance with the procedures described above.

Redemptions in Kind. Although the Funds would not normally do so, each Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities, as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, a brokerage charge will be incurred and the shareholder may be subject to tax on any appreciation of such securities. The Funds will value securities distributed in an in kind redemption at the same value as is used in determining NAV.

Short-Term Redemption Fee. The Funds each charge a 2.00% short-term redemption fee on proceeds from shares redeemed (either by selling or exchanging into another Fund) within 30 days after purchase. This fee will compensate the relevant Fund for expenses directly related to the redemption of Fund shares. These expenses include brokerage costs, charges for credit lines and other redemption related costs. The short-term redemption fee is withheld from gross redemption proceeds and is paid to the Fund. This fee is not a deferred sales charge and is not a sales commission.

The short-term redemption fee does not apply to transactions involving:

•	Shares acquired through reinvestment of dividends and other distributions;

•	Shares converted from another share class of the same Fund (in which case the redemption fee period will carry over to the acquired shares);

•	Shares of a Fund in an account that is closed by the Fund because it fails to meet the Fund’s minimum balance requirements and other similar non-discretionary transactions (e.g., in connection with fund mergers, acquisitions or liquidations); and

•	Certain automated or pre-established exchange, asset allocation, fee-based wrap, systematic purchase exchange or redemptions, or dollar cost averaging programs.

Each Fund reserves the right, in its sole discretion, to impose (or not to impose) the short-term redemption fee to shares held through certain omnibus accounts (e.g., brokers, retirement plans and variable insurance products). The Fund will make this determination after considering, among other things, the Fund’s costs of processing redemptions from these accounts and the ability of the omnibus account to systematically assess the redemption fee at the individual account level. A shareholder should consult with its retirement plan administrator or omnibus account representative to determine whether the redemption fee is applicable to the shareholder’s shares.

The Funds will, upon written request, waive the redemption fee under the following circumstances (and may waive the redemption fee under other circumstances):

•	Any shareholder’s death or disability;

•	Minimum required distributions from retirement accounts;

•	Return of excess contributions in retirement accounts; and

•	Redemptions resulting in the settlement of an estate due to the death of the shareholder.

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The Funds will use the first-in, first-out method to determine a shareholder’s holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in an account. If the holding period is less than 30 days, the short-term redemption fee will be assessed on the NAV of those shares calculated at the time the redemption is effected.

REINSTATEMENT PRIVILEGE (CLASS A and CLASS C SHARES)

A shareholder of Class A or Class C shares who has redeemed such shares and has not previously exercised the reinstatement privilege may reinvest any portion or all of the redemption proceeds in Class A shares at NAV (without a front-end sales charge), provided that such reinstatement occurs within 120 calendar days after such redemption and the account meets the investment requirements as described in the prospectus for the Funds’ Class A shares. This privilege may be modified or terminated at any time by the Funds.

In order to use this privilege, the shareholder must clearly indicate by written request to the applicable Fund that the purchase represents a reinvestment of proceeds from previously redeemed Class A or Class C shares. If a shareholder realizes a gain on a redemption of shares, this gain is taxable for federal income tax purposes even if all of such proceeds are reinvested. If a shareholder incurs a loss on a redemption and reinvests the proceeds in the same Fund, part or all of such loss may not be currently deductible for such tax purposes. See “Taxes” below.

The reinstatement privilege may be used by each shareholder only once, regardless of the number of shares redeemed or repurchased. However, the privilege may be used without limit in connection with transactions for the sole purpose of transferring a shareholder’s interest in a Fund to his or her IRA or other tax-qualified retirement plan account.

Purchases, Redemptions or Exchanges Through Authorized Broker-Dealers or Investment Professionals. Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the current prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees that you may be charged.

NET ASSET VALUE

Each Fund determines its NAV of each class on each business day as of the close of regular trading (generally 4:00 p.m. Eastern time) on the NYSE by dividing the Fund’s net assets attributable to that class by the number of its shares of that class outstanding. If the NYSE closes early, the Funds accelerate the determination of NAV to the closing time. For purposes of calculating the NAV of Fund shares, the Funds use the following procedures. For purposes of determining NAV, expenses of the classes of a Fund are accrued daily and taken into account. Each Fund’s maximum offering price per Class A share is determined by adding the maximum sales charge to the Class A NAV. Class C shares are offered at NAV without the imposition of an initial sales charge (Class C shares may be subject to a CDSC). Class I shares are offered at NAV without the imposition of an initial sales charge or a CDSC. The Funds value equity securities traded on a national exchange at their last sale price on the day of valuation. The Funds value equity securities traded on the NASDAQ Stock Market at the NASDAQ Official Closing Price. The Funds generally value exchange-traded securities for which no sales are reported or there is no closing price on a valuation day at the last available bid price. Securities traded over-the-counter are generally valued at the last available sale price.

The Funds value debt securities on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally rely either on the latest bid and asked price or on electronic data processing techniques (matrix pricing) to value normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

The Funds value short-term debt instruments that have a remaining maturity of 60 days or less at the time of purchase at amortized cost, which approximates market value.

If market quotations or official closing prices are not readily available or if, in the opinion of the Adviser, any quotation or market price is not representative of true market value, the Funds may determine the fair value of any security in good faith in accordance with procedures approved by the Trustees.

The Funds value foreign securities, if any, on the basis of quotations from the primary market in which they are traded. The Funds’ custodian translates assets or liabilities expressed in foreign currencies into U.S. dollars based on London currency quotations as of 5:00 p.m., London time (12:00 noon, Eastern time) on the date of determining a Fund’s NAV. If quotations are not readily available, or the value of foreign securities has been materially affected by events occurring after the closing of a foreign market, the Funds may value their assets by a method that the Trustees believe accurately reflects fair value.

The use of fair value pricing by a Fund may cause the NAV of its shares to differ from the NAV that would be calculated using only market prices. Arbitrage opportunities may exist in certain circumstances, such as when trading in a portfolio security held by a Fund is halted and does not resume before the Fund calculates its NAV or when an event occurs after the closing of a foreign exchange that materially affects the value of a security held by a Fund before the Fund calculates its NAV. These arbitrage opportunities may enable short-term traders to dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will prevent dilution of any Fund’s NAV by short-term traders. While the Funds have policies regarding excessive trading, these too may not be effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts.

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On any day an international market is closed and the NYSE is open, any foreign securities will be valued at the prior day’s close with the current day’s exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund’s NAV is not calculated. Consequently, a Fund’s portfolio securities may trade and the NAV of that Fund’s shares may be significantly affected on days when a shareholder has no access to that Fund.

The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”), and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

Each series of the Trust, including each Fund, is treated as a separate entity for U.S. federal income tax purposes. Each Fund has elected, qualified, and intends to continue to qualify for each taxable year as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1, of the Code. As such, each Fund intends to comply with the requirements of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets. If each Fund meets all such requirements, each Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to shareholders in accordance with the timing and other requirements of the Code. If a Fund did not qualify as a regulated investment company, it would be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level, and when such income is distributed to a further tax at the shareholder level.

Each Fund will be subject to a 4% non-deductible U.S. federal excise tax on a portion of its undistributed ordinary income and capital gains if it fails to meet certain distribution requirements with respect to each calendar year. Each Fund intends under normal circumstances to seek to avoid liability for such tax by satisfying such distribution requirements.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things: (i) derive at least 90% of its gross income for each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (as defined in Section 851(h) of the Code) (the “90% income test”); and (ii) diversify its holdings so that, at the end of each quarter of each taxable year: (a) at least 50% of the value of the Fund’s total assets is represented by (1) cash and cash items, U.S. Government securities, securities of other regulated investment companies, and (2) other securities, with such other securities limited in respect to any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than U.S. Government securities and securities of other regulated investment companies) of any one issuer, (2) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (3) the securities of one or more qualified publicly traded partnerships. For the purposes of the 90% income test, the character of income earned by certain entities in which a Fund invests that are not treated as corporations (e.g., partnerships, other than qualified publicly traded partnerships, or trusts) for U.S. federal income tax purposes will generally pass through to such Fund. Consequently, a Fund may be required to limit its equity investments in such entities that earn fee income, rental income or other non-qualifying income.

If a Fund qualifies as a regulated investment company and properly distributes to its shareholders each taxable year an amount equal to or exceeding the sum of: (i) 90% of its “investment company taxable income” as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid; and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the Fund generally will be relieved of U.S. federal income tax on any income of the Fund, including “net capital gain” (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if a Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

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For U.S. federal income tax purposes, all distributions are taxable to a shareholder whether paid in cash or in shares, except as discussed below. Distributions from a Fund’s investment company taxable income are taxable either as ordinary income or, if so reported by a Fund in written statements furnished to its shareholders and certain other conditions are met, as “qualified dividend income,” as that term is defined in Section 1(h)(11)(B) of the Code, taxable to individual shareholders at long-term capital gain rates. The maximum individual rate applicable to qualified dividend income and long-term capital gains is currently 20%, plus the Medicare tax discussed below. Distributions from a Fund’s sale of “collectibles,” including gold bullion, held for more than twelve months is taxed at a maximum rate of 28%, rather than the rate associated with qualified dividend income and long-term capital gains. Distributions from a Fund’s net capital gain, if any, are taxable to a Fund’s shareholders as long-term capital gains for U.S. federal income tax purposes without regard to the length of time a shareholder has held shares of the Fund.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of individual shareholders, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Dividend income distributed to individual shareholders will generally be taxed at long-term capital gain rates to the extent that such dividends are attributable to qualified dividend income from a Fund’s investments in U.S. companies and certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and the shareholder. A foreign corporation generally is treated as a qualified foreign corporation if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States. A foreign corporation that does not meet such requirements will be treated as qualifying with respect to dividends paid by it if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by the fund from passive foreign investment companies will not qualify for long-term capital gain rates.

A dividend that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if: (1) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions by a Fund in excess of its current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Any dividend declared by a Fund as of a record date in October, November or December and paid the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the year in which it is declared. In addition, certain other distributions made after the close of a taxable year of a Fund may be “spilled back” and treated as paid by the Fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.

Options written or purchased and futures contracts entered into by a Fund on certain securities, indices and foreign currencies, as well as certain forward foreign currency contracts, may cause a Fund to recognize gains or losses from marking-to-market even though those options may not have lapsed, been closed out, sold, or exercised, or those futures or forward contracts may not have been performed, sold or closed out. The tax rules applicable to these contracts may affect the characterization of some capital gains and losses realized by a Fund as long-term or short-term. Additionally, a Fund may be required to recognize gain if an option, futures contract, forward contract, short sale, swap or other transaction that is not subject to the mark-to-market rules is treated as a “constructive sale” of an “appreciated financial position” held by a Fund under Section 1259 of the Code. Any net mark-to-market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though a Fund may receive no corresponding cash amounts, possibly requiring the disposition of Fund securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts, swaps and/or offsetting positions (Fund securities or other positions with respect to which a Fund’s risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Fund to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures, forward contracts, swaps, straddles, caps, floors, collars and swaptions may affect the amount, timing and character of the Fund’s income and gains or losses and hence of its distributions to shareholders.

Each Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments in such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. Investors in a Fund would be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain holding period requirements and other provisions and limitations contained in the Code, only if more than 50% of the value of the applicable Fund’s total assets at the close of the taxable year were to consist of stock or securities of foreign corporations and the Fund were to file an election with the Internal Revenue Service (“IRS”). Because the investments of the Funds are such that each Fund expects that it generally will not meet this 50% requirement, shareholders of each Fund generally will not directly take into account the foreign taxes, if any, paid by that Fund and will not be entitled to any related tax credits.

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Such taxes will reduce the amounts these Funds would otherwise have available to distribute. A Fund generally may deduct any foreign taxes that are not passed through to its shareholders in computing its income that must be distributed to shareholders to avoid Fund-level tax.

If a Fund acquires any equity interest (including, under Treasury regulations that may be promulgated in the future, an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to U.S. federal income tax and additional interest charges on “excess distributions” actually or constructively received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually realized is timely distributed by a Fund to its shareholders. The Fund will not be able to pass through to its shareholders any credit for such a tax. Elections may generally be available to ameliorate these adverse tax consequences, but any such elections could require the Fund to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage stock holdings, if any, in passive foreign investment companies to minimize each Fund’s tax liability or maximize its return from these investments.

Dividends received by a Fund, if any, from U.S. domestic corporations in respect of any shares of the stock of such corporations with a holding period in an unleveraged position of at least 46 days (91 days in the case of certain preferred stock), extending before and after the ex-dividend dates and distributed and reported by the Fund in written statements furnished to its shareholders (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends received deduction generally available to a corporation under the Code. Corporate shareholders must meet the minimum holding period requirements referred to above with respect to their shares of the applicable Fund, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to Fund shares, in order to qualify for the deduction and, if they borrow to acquire, or otherwise incur debt attributable to, such shares, they may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder’s adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its Fund shares may be reduced, for U.S. federal income tax purposes, by reason of “extraordinary dividends” received with respect to the shares, and, to the extent such basis would be reduced below zero, current recognition of income would be required.

Upon a redemption of shares of a Fund (including a systematic withdrawal), an exchange of shares in a Fund for shares of another Fund of the Trust or any other disposition of shares of a Fund in a transaction that is treated as a sale for tax purposes, a shareholder that is subject to tax generally will realize a taxable gain or loss on the difference between the redemption proceeds and the shareholder’s tax basis in his shares. Such gain or loss will generally be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. Generally, a shareholder will recognize long-term capital gain or loss if the shares were held by the shareholder for over twelve months at the time of their redemption, exchange or other disposition. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

In addition, if Class A shares or Class C shares that have been held for less than 91 days, (1) are redeemed and reinvested prior to January 31 of the calendar year following the year such shares were redeemed in Class A shares of a Fund at NAV pursuant to the reinstatement privilege, or (2) Class A shares are exchanged for Class A shares in another Fund at NAV pursuant to the exchange privilege, all or a portion of the sales charge paid on the shares that are redeemed or exchanged will, for purposes of computing tax gain or loss on the redemption or exchange, not be included in their tax basis of such shares under the Code to the extent a sales charge that would otherwise apply to the shares received is reduced pursuant to the reinstatement or exchange privilege. In either case, the portion of the sales charge not included in the tax basis of the shares redeemed or surrendered in an exchange is included in the tax basis of the shares acquired in the reinvestment or exchange.

Any loss realized on a redemption or other disposition of shares may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other investments in the same Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of the shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired. Withdrawals under the automatic withdrawal plan involve redemptions of shares, which are subject to the tax rules described above. Additionally, reinvesting pursuant to the reinstatement privilege does not eliminate the possible recognition of gain or loss upon the initial redemption of Fund shares but may require application of some of these tax rules (e.g., the wash sale rules).

Under Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on Fund dividends or distributions or on sales of Fund shares or exchanges of shares in a Fund for shares of another Fund of the Trust unless the acquisition of the Fund shares was debt financed. A plan participant whose retirement plan invests in a Fund generally also is not taxed on Fund dividends or distributions received by the plan or on sales or exchanges of Fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account (other than certain distributions from a Roth IRA or Coverdell education savings account) generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders and plan participants should consult their tax advisers for more information.

The foregoing discussion relates solely to U.S. federal income tax consequences for shareholders who are U.S. persons (i.e., U.S. citizens or residents and U.S. corporations, partnerships, trusts or estates) and who are subject to U.S. federal income tax and hold their shares as capital assets. Except as otherwise provided, the discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt or tax-deferred plans, accounts or entities, insurance companies, securities dealers and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange of shares in a Fund for shares of another Fund of the Trust) of Fund shares may also be subject to state and local taxes. A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent, if any, a Fund’s distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) investments in certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. Shareholders should consult their tax advisers regarding the applicable requirements in their particular states, as well as the U.S. federal, and any other state or local, tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

Shareholders may be subject to a current 28% backup withholding on reportable payments, including dividends, capital gain distributions, and the proceeds of redemptions (and exchanges) of shares, if they fail to furnish the Funds with their correct taxpayer identification number and certain certifications. A Fund may nevertheless be required to withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Non-U.S. investors (i.e., nonresident aliens, foreign corporations and other foreign investors) may be subject to different U.S. federal income tax treatment. These investors may be subject to a withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on dividends from a Fund (other than dividends attributable to a Fund’s interest income from U.S. obligors and capital gains, or, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, to backup withholding at the rate of 28% on certain other payments from the Fund. Non-U.S. investors will generally not be subject to U.S. tax on gains realized on the sale or redemption of shares in a Fund or on exchanges of shares in a Fund for shares of another Fund of the Trust, except that a nonresident alien individual who is present in the United States for 183 days or more in a calendar year will be taxable on such gains and on capital gain dividends from a Fund.

In contrast, if a non-U.S. investor conducts a trade or business in the United States and an investment in a Fund is effectively connected with that trade or business, then the non-U.S. investor’s income from the Fund will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. person.

Each Fund will generally be required to withhold 30% tax on certain payments to foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act or fail to provide the Fund with an effective IRS Form W-8BEN-E.

Non-U.S. investors should consult their tax advisers regarding the tax treatment described above and the application of foreign taxes to an investment in the Funds.

The Funds may be subject to state or local taxes in any jurisdiction where the Funds may be deemed to be doing business. In addition, in those states or localities that have income tax laws, the treatment of a Fund and its shareholders under such laws may differ from their treatment under U.S. federal income tax laws, and an investment in the Fund may have tax consequences for shareholders different from those of a direct investment in the Fund’s portfolio securities. Shareholders should consult their own tax advisers concerning these matters.

TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES AND OFFICERS

The direction and supervision of the Trust is the responsibility of the Board. The Board establishes each Fund’s policies and oversees and reviews the management of each Fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the Funds. The Board also reviews the various services provided by the Adviser, Mendon and UMB Fund Services, Inc. (the “Administrator” or “UMB”) to ensure that each Fund’s general investment policies and programs are being carried out and administrative services are being provided to the Funds in a satisfactory manner.

The Trustees and officers of the Trust, their year of birth, and their principal occupations during the past five years are set forth below. Each Trustee shall serve as Trustee until his resignation or termination as provided in the Trust’s Agreement and Declaration of Trust, as amended (the “Declaration of Trust”) or until reaching the Trust’s mandatory retirement age for Trustees who are “non-interested persons” as defined under the 1940 Act (“Independent Trustees”) (or any extension granted). The Board may grant one or more extensions of service of up to 12 months to Independent Trustees who have reached the age of retirement.

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Each officer serves at the pleasure of the Board or until a successor is elected. Unless otherwise indicated, the address of each Trustee and officer for purposes of Trust business is c/o RMB Investors Trust, 115 S. LaSalle, 34 th Floor, Chicago, Illinois, 60603. Unless otherwise stated, each Trustee oversees three portfolios of the Trust.

None of the Trustees are considered an affiliated or “interested” person under the 1940 Act (“Interested Trustee”). This category is defined as including any person who is an officer, director, or employee of the Adviser or the Funds’ principal underwriter, as well as anyone who — individually or otherwise — owns, controls, or has voting power over 5% or more of the securities of the Adviser or the Funds’ principal underwriter or of any of the RMB Investors Trust’s funds.

Federal regulations require that Interested Trustees make up no more than 50% of any board of trustees. Currently, each of the four Trustees are Independent Trustees.

Name, Address and Age	Position Held with the Funds	Term of Office and Time Served	Principal Occupation During the Past 5 Years	Other Directorships held by Trustee During the Past 5 Years

INDEPENDENT TRUSTEES

MARGARET M. EISEN (1953)	Trustee and Chair	since 2013	Chief Investment Officer, EAM International LLC (finance and asset management), 2003-2013; and Managing Director, CFA Institute, 2005-2008.	Board of Trustees, Columbia Acorn Trust and Wanger Advisors Trust, 2002-Present (11 series).

PETER BORISH (1959)	Trustee	since 2015	President, Computer Trading Corporation (financial consulting firm), since 1995.	None.

WILLIAM F. CONNELL (1944)	Trustee	since 2012	Founding Partner, Connell & Andersen LLP, since 1987 (law firm; formerly, Connell & Taylor LLP (1987-1997) and Connell & Wiener LLP (1997-2012)).	None.

ROBERT SABELHAUS (1948)	Trustee	since 2015	Retired since 2008. Formerly, Senior Executive Vice President, Legg Mason Inc.	None.

OFFICERS

WALTER H. CLARK (1968)	President	since 2016	Chief Operating Officer of the Adviser, since 2010.	Director, IronBridge Funds, 2010-present (4 series).

MAHER HARB (1968)	Chief Financial Officer, Treasurer and Secretary	since 2016	Chief Financial Officer of the Adviser, since 2008.	N/A

[•] [•]	Chief Compliance Officer	since 2017	[•].	N/A

FRANK A. PASSANTINO (1964)	First Vice President, Assistant Secretary and Anti-Money Laundering Compliance Officer	since 1990 since 1999	Manager of Mutual Fund Operations & Shareholder Services of the Adviser, since 2016; First Vice President of Burnham since 1990; and First Vice President of Burnham Securities, Inc. from 1990-2016.	N/A

KRISTA RIVERS (1970)	Senior Vice President	since 2016	Senior Vice President, Director of Institutional Client Service of the Adviser, since 2014; and Senior Vice President, Ariel Investments, LLC from 1993-2014.	N/A

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BOARD STRUCTURE

The Board is comprised of four Trustees, all of whom (100%) are Independent Trustees. The Board has appointed Ms. Eisen as its Chair. Ms. Eisen previously served as the Lead Independent Trustee of the Board from 2013 to 2016, during which time the members of the Board included an Interested Trustee. The members of the Board may include an Interested Trustee again in the future. The Board has established three standing committees: the Audit Committee, the Nominating Committee and the Valuation Committee. These committees are chaired by, and composed entirely of, Independent Trustees. See “Committees” below for a further description of the composition, duties and responsibilities of these committees.

The Trustees and the members of the Board’s committees annually evaluate the performance of the Board and the committees, which evaluation includes considering the effectiveness of the Board’s committee structure. The Board believes that its leadership structure is appropriate in light of the asset size of the Trust, the number of Funds offered by the Trust, and the nature of its business, and is consistent with industry practices. In particular, the Board believes that having all Independent Trustees is appropriate and in the best interests of Fund shareholders. The Board believes the existing structure enables them to exercise effective oversight over the Funds and their operations.

RISK OVERSIGHT

As part of its responsibilities for oversight of the Trust and the Funds, the Board oversees risk management of each Fund’s investment program and business affairs. Day-to-day risk management functions are subsumed within the responsibilities of the Funds’ Adviser and other service providers (depending on the nature of the risk). The Funds are subject to a number of risks, including investment, compliance, valuation and operational risks. The Board interacts with and reviews reports from the Adviser, Mendon, the independent registered public accounting firm for the Funds and Administrator regarding risks faced by the Funds and the service providers’ risk functions. The Board performs its oversight responsibilities as part of its Board and Committee activities. The Board has delegated to the Audit Committee oversight responsibility of the integrity of the Trust’s financial statements, the Trust’s compliance with legal and regulatory requirements as they relate to the financial statements, the independent auditor’s qualifications and independence, the Trust’s internal controls over financial reporting, the Trust’s disclosure controls and procedures and the Trust’s Code of Business Conduct and Ethics pursuant to the Sarbanes-Oxley Act of 2002. The Audit Committee reports areas of concern, if any, to the Board for discussion and action.

The Board has approved the Trust’s compliance program and appointed the Trust’s CCO, who is responsible for testing the compliance procedures of the Trust and certain of its service providers. Senior management of the Adviser and the CCO report at least quarterly to the Board regarding compliance matters relating to the Trust, and the CCO annually assesses (and reports to the Board regarding) the operation of the Trust’s compliance program. The Independent Trustees meet at least quarterly with the CCO outside the presence of management. The Independent Trustees also regularly meet outside the presence of management and have engaged independent legal counsel to assist them in performing their oversight responsibilities.

QUALIFICATIONS AND EXPERIENCE OF TRUSTEES AND NOMINEES

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity. Among other attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, Mendon (as applicable), other service providers, counsel and the independent registered public accounting firm, to exercise effective business judgment in the performance of their duties, and to represent the interests of all the shareholders. A Trustee’s ability to perform the duties effectively may have been attained through educational background or professional training; business, consulting or academic positions; experience from service as a Trustee of the Trust, or in various roles at public companies, private entities or other organizations; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific qualifications, attributes or skills of each Trustee that support the conclusion that each person is qualified to serve as a Trustee.

Mr. Borish has served as an Independent Trustee on the Board since 2015. His relevant experience includes over 30 years of experience with financial, regulatory and investment matters, including as a founder, chief executive officer and trader for multiple hedge fund firms as well as a trading coach. Mr. Borish has experience with board functions through his position on the boards of various charitable organizations.

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Mr. Connell has served as an Independent Trustee on the Board since 2012. His relevant experience includes over 25 years of experience in law and business, including founding a legal practice focusing on international banking, as well as advising lenders in corporate finance, asset-backed finance, commodity finance and other lending transactions.

Ms. Eisen has served as an Independent Trustee on the Board since 2013. Her relevant experience includes experience with financial, regulatory and investment matters as a result of her position as a managing director with responsibility for multibillion dollar portfolios of equities, both public and private, at two of the largest corporate pension funds in the United States. She also acquired such experience through her position as a managing director of the CFA Institute, which sets standards for measuring competence and integrity in the fields of portfolio management and investment analysis. Ms. Eisen has experience with board functions through her former position as a director of a public operating company and her service as an independent trustee on the boards of other registered investment companies for the past fourteen years.

Mr. Sabelhaus has served as an Independent Trustee on the Board since 2015. His relevant experience includes over 40 years of experience with financial, regulatory and investment matters as a result of his positions in management with large financial industry corporations, including as a senior executive officer of a major asset management firm.

COMMITTEES

The Board has an Audit Committee consisting of Ms. Eisen, Mr. Borish and Mr. Sabelhaus, each an Independent Trustee. The Audit Committee reviews the scope and results of the Trust’s annual audit with the Trust’s independent registered public accounting firm and recommends the engagement of such accounting firm. The Audit Committee met two times during the fiscal year ended December 31, 2016.

The Board has a Nominating Committee consisting of Mr. Connell, Mr. Borish and Mr. Sabelhaus, each an Independent Trustee. The Nominating Committee is responsible for considering candidates for election to the Board in the event a position is vacated or created. The Nominating Committee meets as necessary. The Nominating Committee did not meet during the fiscal year ended December 31, 2016. As long as an existing Independent Trustee continues, in the opinion of the Nominating Committee, to satisfy certain criteria used in evaluating candidates for independent trustee, the Board anticipates that the Nominating Committee would favor the re-nomination of an existing Trustee rather than a new candidate. Consequently, while the Nominating Committee will consider candidates timely recommended by shareholders to serve as a trustee, the Nominating Committee may only act upon such recommendations if there is a vacancy on the Board or the Nominating Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Trust. Any recommendation should be submitted in writing to the Secretary of the Trust, c/o RMB Capital Management, LLC, 115 S. LaSalle, 34 th Floor, Chicago, Illinois, 60603. Any submission should include at a minimum the following information: as to each individual proposed for election or re-election as an Independent Trustee, the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of the Trust that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an Independent Trustee, and information regarding such individual that is sufficient, in the discretion of the Nominating Committee, to make such determination. In a case where the Trust is holding a meeting of shareholders, any such submission, in order to be considered for inclusion in the Trust’s proxy statement, should be submitted within a reasonable time before the Trust begins to print and mail its proxy statement. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Nominating Committee will, in addition to any timely submitted shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Nominating Committee or other Independent Trustees. The Trust’s charter for the Nominating Committee specifically precludes discrimination against nominees on the basis of age, race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law.

The Board has a Valuation Committee consisting of Ms. Eisen and Mr. Connell, each an Independent Trustee. The Valuation Committee has responsibility for the fair value pricing of any securities held by the Funds, as necessary. The Valuation Committee of the Board met xx times during the fiscal year ended December 31, 2016.

SECURITY AND OTHER INTERESTS

The table below sets forth the dollar range of equity securities beneficially owned by each Trustee in each series of the Trust and in all registered investment companies overseen by the Trustee within the Trust’s family of investment companies, as defined in Form N-1A under the 1940 Act, as of December 31, 2016.

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Name of Trustee	Dollar Range of Equity Securities in the Funds (1)*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
INDEPENDENT TRUSTEES

Peter F. Borish	RMB Fund – None Financial Services Fund – None Financial Long/Short Fund – None	None

William F. Connell	RMB Fund – xx Financial Services Fund – None Financial Long/Short Fund – None	$xx-xx

Margaret M. Eisen	RMB Fund – None Financial Services Fund – None Financial Long/Short Fund – None	None

Robert G. Sabelhaus	RMB Fund – None Financial Services Fund – None Financial Long/Short Fund – None	None

* Securities “beneficially owned” as defined by rules promulgated under the Securities Exchange Act of 1934, as amended (the “1934 Act”), include direct and or indirect ownership of securities where the Trustee’s economic interest is tied to the securities, the Trustee can exert voting power and where the Trustee has authority to sell the securities. The dollar ranges are: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000 and over $100,000.

As of December 31, 2016, none of the Independent Trustees, or their immediate family members, owned, beneficially or of record, any securities in the Adviser or principal underwriter of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or principal underwriter of the Trust.

COMPENSATION OF TRUSTEES AND OFFICERS

Trustees and officers affiliated with the Adviser are not compensated by the Trust for their services. The Trust typically pays the Independent Trustees an annual retainer and a per-meeting fee and reimburses them for their expenses associated with attendance at meetings. The aggregate amount of compensation paid to each Independent Trustee by the Trust for the fiscal year ended December 31, 2016, was as follows:

Name of Person, Position	Aggregate Compensation from RMB Fund*	Aggregate Compensation from Financial Services Fund	Aggregate Compensation from Financial Long/Short Fund	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Total Compensation from Trust and Fund Complex
INDEPENDENT TRUSTEES

Peter F. Borish	$xx	$xx	$xx	N/A	$xx

William F. Connell	$xx	$xx	$xx	N/A	$xx

Margaret M. Eisen	$xx	$xx	$xx	N/A	$xx

Robert G. Sabelhaus	$xx	$xx	$xx	N/A	$xx

*	Amount does not include reimbursed expenses for attending Board and applicable Committee meetings.

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PORTFOLIO MANAGERS

Other Accounts Managed

The following table provides information about funds and accounts, other than the Funds, for which the Funds’ portfolio managers were primarily responsible for the day-to-day portfolio management as of December 31, 2016.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Other Accounts and Total Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

RMB Fund Todd Griesbach	None	None	None	None	None	None

Financial Services Fund and Financial Long/Short Fund Anton Schutz	x accounts	x account	$xx	x accounts	x account
	$xx	$xx		$xx	$xx	None

Description of Compensation

RMB Fund — The portfolio manager receives a fixed base salary and incentive compensation based on the overall success of the investment strategies he manages. The portfolio manager’s compensation arrangements are not determined on the basis of specific funds or accounts managed.

Financial Services Fund and Financial Long/Short Fund – Pursuant to sub-advisory agreements, the Adviser has hired Mendon, not individual portfolio managers, to provide investment advisory services to these Funds. For the sub-advisory services provided to these Funds, the Adviser (and not the Funds) pays Mendon at the rates set forth in the sub-advisory agreements. Mr. Anton Schutz, the President of Mendon, has had primary day-to-day responsibility for the Funds’ respective portfolio since each Fund’s inception.

The compensation structure for Anton Schutz, the portfolio manager for these Funds, is determined by Mendon in accordance with its own internal policies, which are summarized below.

Mr. Schutz, is paid a fixed salary and receives a discretionary bonus as portfolio manager to these Funds. He participates in a discretionary defined contribution plan but receives no match for his contribution. Mendon may receive a performance fee for the Financial Long/Short Fund (see “The Investment Adviser” section of the applicable prospectus). As a controlling shareholder of Mendon, Mr. Schutz receives a percentage of Mendon’s profits from the management of these Funds.

Potential Conflicts of Interest

References in this section to the Adviser include RMB and Mendon.

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The side-by-side management of a Fund, separate accounts, proprietary accounts and pooled investment vehicles may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades. In addition, certain trading practices such as cross trading between a Fund and another account raise conflicts of interest. The principal types of potential conflicts of interest that may arise are discussed below. Although the Trust and the Adviser have adopted procedures that they believe are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another.

•	A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as IPOs and private placements. If, for example, an IPO that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the IPO.

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•	A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are “bunched,” which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the portfolio manager will place the order in a manner intended to result in as favorable a price as possible for such client.

•	A portfolio manager could favor an account if the portfolio manager’s compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager’s bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager’s compensation.

•	A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, the Trust and the Adviser seek to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Ownership of Securities

The following table sets forth the dollar range of equity securities of the Funds beneficially owned by each portfolio manager as of December 31, 2016.

Dollar Range of Fund Shares Beneficially Owned

RMB Fund Todd Griesbach	None
Financial Services Fund Anton Schutz	None
Financial Long/Short Fund Anton Schutz	None

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

On [•], 2017, the Trustees and officers as a group owned approximately: less than 1% of the outstanding shares of each class of RMB Fund; less than 1% of the outstanding shares of each class of the Financial Services Fund; and less than 1% of the outstanding shares of each class of the Financial Long/Short Fund.

As of April 1, 2017, the persons listed in the table below are deemed to be control persons or principal owners of a Fund, as defined in the 1940 Act. Control persons own of record or beneficially 25% or more of a Fund’s outstanding securities and are presumed to control a Fund for purposes of voting on matters submitted to a vote of shareholders. Principal holders own of record or beneficially 5% or more of a Fund’s outstanding voting securities.

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	Jurisdiction in which Shareholder is Organized	Parent Companies of the Shareholder	Percent of Fund’s Outstanding Shares Owned
RMB Fund:
[Name and Address]	[●]	[●]	[●]% ([R][B])
[Name and Address]	[●]	[●]	[●]% ([R][B])
[Name and Address]	[●]	[●]	[●]% ([R][B])
Financial Services Fund:
[Name and Address]	[●]	[●]	[●]% ([R][B])
[Name and Address]	[●]	[●]	[●]% ([R][B])
[Name and Address]	[●]	[●]	[●]% ([R][B])
Financial Long/Short Fund:
[Name and Address]	[●]	[●]	[●]% ([R][B])
[Name and Address]	[●]	[●]	[●]% ([R][B])
[Name and Address]	[●]	[●]	[●]% ([R][B])

(R) Shareholder is the holder of “Record,” meaning that the name listed is the name on the account.

(B) Shareholder is the “Beneficial” owner, meaning that the name listed refers to the actual pecuniary, or financial, interest in the security.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT ADVISER

RMB, located at 115 S. LaSalle, 34 th Floor, Chicago, Illinois, 60603 is the investment adviser to the Funds. The Adviser is an independent diversified financial services firm with approximately $xx billion in assets under management, as of December 31, 2016, that provides advisory and investment services to individuals, institutions, and employers, utilizing both internally and externally managed investment products. The Adviser was organized in 2005 and is a wholly-owned subsidiary of RMB Capital Holdings LLC.

Compensation Information

Each Fund has entered into an investment advisory contract (the “Advisory Agreement”) with the Adviser, pursuant to which the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, or select a sub-adviser to carry out this responsibility, and (b) supervise all aspects of the Fund’s investment operations except those which are delegated to an administrator, custodian, transfer agent or other agent. The Board approved RMB to serve as the Funds’ investment advisor effective July 1. 2016. Shareholders of each Fund approved their Fund’s Advisory Agreement at a special meeting of shareholders held on September 15, 2016, including adjournments and postponements thereof. The Funds bear all costs of their organization and operation that are not specifically required to be borne by another service provider.

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As compensation for its services under the Advisory Agreement, each Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

FUND NAME	ANNUAL ADVISORY FEE [1] (% of average daily net assets)
RMB Fund	0.60%
Financial Services Fund	0.75%
Financial Long/Short Fund	0.90% [2]

1 Current Advisory Fee Rates. The Funds pay advisory fees to the Adviser at the same contractual rates as they paid advisory fees to Burnham, their former investment adviser, for the fiscal year ended December 31, 2016.

2 Performance Adjustment for the Financial Long/Short Fund. The Financial Long/Short Fund pays an advisory fee that varies based on the performance of the Fund as compared to an index selected by the Trustees. The Fund’s advisory fee ranges from 0.80% to 1.00% of average daily net assets based on the performance of the Fund as compared to the KBW Bank Index (“KBW” or the “Index”). The “Basic Fee” for the Financial Long/Short Fund is 0.90% of the Fund’s average daily net assets. The Fund’s Basic Fee is subject to adjustment as provided below. One twelfth of the Fund’s annual Basic Fee is applied to the Fund’s average daily net assets for the current month, giving a dollar amount which is the monthly Basic Fee.

The Fund’s Basic Fee is subject to an upward or downward adjustment depending on whether and to what extent the investment performance of its Class A shares for the performance period exceeds, or is exceeded by, the record of its Index over the same period. The performance period consists of the current month and the prior 35 months (“performance period”). Each percentage point of performance difference (up to a maximum of +/-10) is multiplied by a performance adjustment rate of 0.01. Accordingly, the maximum annualized adjustment rate for the Financial Long/Short Fund is +/-0.10. This performance comparison is made at the end of each month. One twelfth of this rate is then applied to the average daily net assets of the Fund over the entire performance period, giving a dollar amount (the “Performance Adjustment”) that is added to (or subtracted from) the Basic Fee.

The Fund’s performance is calculated based on the NAV of the Fund’s Class A shares. For purposes of calculating the Performance Adjustment, any dividends or capital gain distributions paid by the Fund are treated as if they were reinvested in Class A shares at the NAV as of the payment date. The record for the Index is based on change in value, and any dividends paid on the securities that comprise the Index are treated as if they were reinvested on the ex-dividend date.

The advisory fee paid is the dollar amount calculated for the performance period. If the investment performance of the Fund’s Index during the Performance Period exceeded the performance record of the Fund, the dollar amount of the Performance Adjustment would be deducted from the Basic Fee.

Because the Performance Adjustment to the Basic Fee is based on the comparative performance of the Fund and the record of the Index, the controlling factor is not merely whether the Fund’s performance is up or down, but whether it is up or down more or less than the record of the Index. Moreover, the comparative investment performance of the Fund is based solely on the relevant performance period without regard to the Fund’s cumulative performance over a longer or shorter period of time. To the extent the Adviser reimburses (or recoups) expenses pursuant to the Expense Limitation Agreement, the Fund’s Performance will be improved (or worsened) which could impact the Performance Adjustment.

The Basic Fee is computed and accrued daily, the Performance Adjustment is calculated once each month and the entire advisory fee is paid monthly.

The tables below provide the fees earned by the Adviser and the former investment adviser with respect to the Fund indicated for the fiscal years ended December 31. Each table also provides the advisory fees waived, expenses reimbursed, and the related fee and expense recoupments pursuant to the Expense Limitation Agreement as described in more detail below under “Expense Limitation Agreement.” Advisory fees, waivers, reimbursements, and recoupments prior to July 1, 2016 are attributed to the Funds’ former investment adviser (and not the Adviser) pursuant to similar investment advisory and expense limitation agreements between the former investment adviser and the Trust, on behalf of the Funds.

RMB Fund:

	2016	2015	2014
Advisory Fees Earned	$[●]	$[●]	$[●]
Fees and Expenses Waived, Reimbursed, and Recouped	$[●]	$[●]	$[●]
Total Fees Paid by Fund to Adviser	$[●]	$[●]	$[●]

Financial Services Fund:

	2016	2015	2014
Advisory Fees Earned	$[●]	$[●]	$[●]
Fees and Expenses Waived, Reimbursed, and Recouped	$[●]	$[●]	$[●]
Total Fees Paid by Fund to Adviser	$[●]	$[●]	$[●]

Financial Long/Short Fund:

	2016	2015	2014
Advisory Fees Earned [1]	$[●]	$[●]	$[●]
Fees and Expenses Waived, Reimbursed, and Recouped	$[●]	$[●]	$[●]
Total Fees Paid by Fund to Adviser	$[●]	$[●]	$[●]

[1]	Includes the Performance Adjustment noted above, which equalled $xx, $588, and $(39,766), for the years ended December 31, 2016, 2015 and 2014, respectively.
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Expense Limitation Agreement

From time to time, the Adviser may reduce its fee or make other arrangements to limit a Fund’s expenses to a specified percentage of average daily net assets. With respect to the RMB Fund and the Financial Services Fund, the Adviser has contractually agreed to waive all or a portion of its management fees and reimburse other expenses to the extent required so that each Fund’s Total Annual Fund Operating Expenses do not exceed amounts specified for each share class. With respect to the Long/Short Fund, the Adviser has contractually agreed to reimburse the Fund’s “Other Expenses” to the extent required so that such Other Expenses do not exceed amounts specified for each share class. The table below sets forth the expense limits agreed to by the Adviser for each Fund and share class, as a percentage of the Fund’s average daily net assets.

	Limit on Total Annual Fund Operating Expenses		Limit on Other Expenses
	RMB Fund	Financial Services Fund	Long/Short Fund
Class A	1.59%	1.80%	0.65%
Class C	2.34%	2.55%	0.65%
Class I	1.34%	1.55%	0.65%

The Adviser’s expense waiver and reimbursement obligations under the agreement are determined monthly, based on each Fund’s annualized expenses for the month. The Expense Limitation Agreement will remain in effect through [●], unless its continuance is approved by all parties to the agreement, and cannot be terminated prior to [●] without the approval of the Board. There can be no assurance that the Expense Limitation Agreement will be continued, or that any other similar agreement will be effective, after [●].

The expense limits will not apply to interest charges on borrowings, taxes, brokerage commissions, dealer spreads and other transaction costs, expenditures that are capitalized in accordance with generally accepted accounting principles, “Acquired Fund” (as defined in Form N-1A under the 1940 Act) fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of a Fund’s business (e.g., litigation and indemnification), and any other costs and expenses that may be approved by the Board. Extraordinary expenses are expenses that are unusual or are expected to recur infrequently, and may include, but are not limited to: (i) expenses of the reorganization, restructuring or merger of a Fund, including the acquisition of all the assets of a Fund or the acquisition by a Fund of another fund’s assets, (ii) expenses of substantially rewriting and reformatting a Fund’s disclosure documents, (iii) expenses of holding and soliciting proxies for a shareholder meeting to consider and vote upon changes to a Fund’s investment policies and restrictions, charter documents or other fundamental matters, and (iv) expenses of converting to a new custodian, transfer agent or other service provider.

The Adviser may recoup from a Fund fees and expenses waived and reimbursed by the Adviser pursuant to the Expense Limitation Agreement for a period of three years following the completion of the fiscal year in which the wavier or reimbursed occurred, provided that such recoupment does not cause the Fund to exceed the expense limits in effect at the time of the waiver/reimbursement or recoupment. Fee waivers and expense reimbursements made prior to July 1, 2016 were made to the Funds' former investment adviser, ceased to be eligible for recoupment by the former investment adviser effective July 1, 2016, and are not eligible for recoupment by any other party including the Adviser.

Additional Information

Securities held by the Funds may also be held by other investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more RMB Investors Trust’s mutual funds, including the Funds, or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Funds or for other investment advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective Funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable to the Funds or their shareholders for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement. In addition, the Advisory Agreement includes a mutual indemnity for the benefit of the Funds and the Adviser.

Under the Advisory Agreement, the Trust and the Funds may use the name “RMB” or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Trust and the Funds (to the extent that they lawfully can) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser.

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THE SUB-ADVISER

The Adviser has engaged the services of Mendon to provide portfolio management services to certain of the Funds. For its sub-advisory services to these Funds, the Adviser pays Mendon a sub-advisory fee expressed as an annual percentage of the applicable Fund’s average daily net assets. The Funds do not, and have no obligation to, pay sub-advisory fees.

SUB-ADVISED FUND	SUB-ADVISORY FEE (%)

Financial Services Fund	0.375%
Financial Long/Short Fund	0.40%
(variable based on Performance Adjustment, see below)

Mendon’s principal office is located at 150 Allens Creek Rd., Rochester, NY 14618. Mendon is a corporation organized in the state of Delaware. Mendon is a registered investment adviser and has been providing investment advisory services that focus on the financial services industry to private and public investment companies since 1996. For the fiscal years ended December 31, 2016, 2015 and 2014, Mendon was paid $xx, $442,098 and $319,557, respectively, for its service as sub-adviser to the Financial Services Fund. For the fiscal years ended December 31, 2016, 2015 and 2014, Mendon was paid $xx, $617,387and $224,641, respectively, for its service as sub-adviser to the Financial Long/Short Fund.

Mendon’s Participation in Performance Adjustment. The Adviser has contractually agreed to pay a sub-advisory fee equal to 0.40% of the Financial Long/Short Fund’s average daily NAV to Mendon, plus or minus the Performance Adjustment. Accordingly, the sub-advisory fee rate for the Financial Long/Short Fund will vary based upon the performance of the Fund relative to the performance of the Index. See Performance Adjustment for the Financial Long/Short Fund above.

Codes of Ethics. To mitigate the possibility that a Fund will be adversely affected by personal trading of employees, the Funds, Adviser, Mendon and the distributor have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information about Fund portfolio transactions. These codes of ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds. These codes of ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Commission’s Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Also, these codes of ethics are available on the EDGAR Database on the Commission’s Internet site at www.sec.gov, and copies of these codes of ethics may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Procedures. The Board has adopted Proxy Voting Policies and Procedures (“Procedures”) on behalf of the Trust. Under the Procedures, the responsibility for voting proxies is delegated to the Adviser, who may further delegate such responsibility to a third party provider of proxy administration services, subject to the oversight of the Board and the Proxy Oversight Group, a committee of senior officers. The Procedures require that the Adviser vote proxies received in a manner consistent with the best interests of each Fund and its shareholders. The Procedures allow the Adviser to engage an independent proxy voting service to assist in the voting of proxies by providing research and administrative services relating to proxy voting. The proxy voting service may also provide recommendations and research for proxy votes; however, the actual votes will be cast by the Adviser. The Procedures require that the Adviser take reasonable steps to ensure that any third party proxy voting service is independent of the Adviser based on relevant facts and circumstances.

The Procedures also provide that the Adviser will make reasonable efforts to recall any loaned securities so that they may be voted according to the Adviser’s instructions. In furtherance of this effort, the Funds have, in conjunction with the securities lending agent, developed procedures reasonably designed to recall loaned securities to facilitate the voting of the shares. In addition, the Adviser has developed operating procedures to restrict the lending of securities held by the Funds that are acquired in an IPO by an issuer with a limited operating history and no identified corporate calendar of shareholder meetings that can be monitored.

The Procedures also require the Adviser to present to the Board: (i) any deviations from the Procedures and any potential conflict of interest that arose in connection with voting a proxy (including how the conflict was resolved) on a quarterly basis; (ii) any deviations from the proxy voting guidelines adopted by the Adviser and the Trust (“Adviser’s Proxy Guidelines”); and (iii) at least annually, a record of each proxy voted by the Adviser on behalf of the Funds and recommend changes to the Procedures (if any) based on the Adviser’s experience under the Procedures, evolving industry practices and applicable regulatory developments. The Proxy Oversight Group may amend the Procedures from time to time and must give prompt notice to the Board of any material changes.

If a proxy proposal raises a material conflict between the Adviser’s interests and a Fund’s interests, the Adviser will resolve the conflict by following the policy guidelines or the recommendation of an independent third party.

A copy of the Adviser’s proxy voting policies and procedures are attached as an exhibit to this SAI.

Each Fund is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30th of each year. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-462-2392 and on the SEC’s web site at www.sec.gov.

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ADMINISTRATOR

UMB, located at 235 W. Galena Street, Milwaukee, WI 53212-3948 serves as the Funds’ administrator, effective July 1, 2016, pursuant to an administration agreement approved by the Board on June 8, 2016 (the “Administration Agreement”). Prior to July 1, 2016, Burnham served as the Trust’s administrator and UMB served as the Trust’s sub-administrator.

Under the Administration Agreement, the Administrator provides certain administrative services to each Fund, including, among other responsibilities: coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparing for signature by an officer of the Trust of all documents required to be filed for compliance with applicable laws and regulations including those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; arranging for the maintenance of books and records of the Fund; and providing, at their own expense, office facilities, equipment and personnel necessary to carry out their duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund, except for losses resulting from the Administrator’s willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its obligations and duties under the Administration Agreement.

Administration Fees paid by each Fund:

Prior to July 1, 2016, Burnham served as the Trust’s administrator and received the administrator fees paid by the Funds. The table below sets forth the administration fees paid by the Funds for each of the fiscal years ended 2014, 2015 and 2016:

	Amount Paid to Administrator
Fund Name	2014	2015	2016
RMB Fund	$222,356	$200,535	$
Financial Services Fund	$127,980	$176,839	$
Financial Long/Short Fund	$109,077	$230,249	$

DISTRIBUTOR

Distribution Agreement. Foreside Fund Services, LLC is the distributor (also known as the principal underwriter) of the shares of the Funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101 (the “Distributor”). The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). The Distributor is not affiliated with the Trust, the Adviser, Mendon or any other service provider for the Funds.

Under a Distribution Agreement with the Trust dated [        ] (the “Distribution Agreement”), the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Funds. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Funds and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of a Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the applicable prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the financial intermediary. The Distributor does not receive compensation from the Funds for its distribution services except the distribution/service fees with respect to the shares of those classes for which a Rule 12b-1 distribution plan is effective. The Adviser pays the Distributor an additional fee for certain distribution-related services.

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The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that the Distributor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Distributor’s obligations and duties under the Distribution Agreement, except a loss resulting from the Distributor’s willful misfeasance, bad faith or gross negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.

In February of 2017, Lovell Minnick Partners, LLC, a private equity firm specializing in financial and related business services companies, announced the signing of a definitive agreement to acquire a majority stake in Foreside Financial Group, LLC, the parent company of the Distributor (the “Transaction”). The Transaction is expected to close in the second quarter of 2017. The closing of the Transaction may be construed as a change of control of the Distributor and would thereby constitute an assignment of the Trust’s Distribution Agreement with the Distributor under the Investment Company Act, thus resulting in the automatic termination of the Distribution Agreement. The Board, including the Independent Trustees, in light of its fiduciary and other duties to the Trust and its shareholders and pursuant to the requirements of Section 15 of the Investment Company Act, is expected to review and consider for approval a new distribution agreement between the Trust and the Distributor, under substantially the same terms as the current Distribution Agreement, that would take effect upon the closing of the Transaction.

Prior to February 16, 2016, the distributor for the Funds was Burnham Securities, Inc. (the “Prior Distributor”).

The table below sets forth both the aggregate amounts of sales charges paid by shareholders and the amounts received by the Prior Distributor for each of the fiscal years ended 2014, 2015 and 2016:

December 31, 2014		December 31, 2015		December 31, 2016
Aggregate Amount Paid *	Amount Received by Prior Distributor	Aggregate Amount Paid **	Amount Received by Prior Distributor	Aggregate Amount Paid ***	Amount Received by Prior Distributor
$1,064,714	$1,064,714	$1,391,610	$1,391,610	$xx	$xx

*	Of the aggregate amount paid for the fiscal year ended December 31, 2014, shareholders of RMB Fund paid $493,393, shareholders of the Financial Services Fund paid $288,924, and shareholders of the Financial Long/Short Fund paid $282,397.

**	Of the aggregate amount paid for the fiscal year ended December 31, 2015, shareholders of RMB Fund paid $433,667, shareholders of the Financial Services Fund paid $415,020, and shareholders of the Financial Long/Short Fund paid $542,923.

***	Of the aggregate amount paid for the fiscal year ended December 31, 2016, shareholders of RMB Fund paid $xx, shareholders of the Financial Services Fund paid $xx, and shareholders of the Financial Long/Short Fund paid $xx.

During the fiscal years ended 2014, 2015 and 2016 the Prior Distributor received commissions and compensation from the Funds as listed in the table below:

Year	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
2014	$33,150	$3,290	$41,075*	$0
2015	$76,414	$9,256	$34,660**	$0
2016	$xx	$xx	$xx	$xx

*	Of the aggregate amount paid for the fiscal year ended December 31, 2014, RMB Fund paid $41,075, the Financial Services Fund paid $0, and the Financial Long/Short Fund paid $0.

**	Of the aggregate amount paid for the fiscal year ended December 31, 2015, RMB Fund paid $18,390, the Financial Services Fund paid $1,943, and the Financial Long/Short Fund paid $14,327

Rule 12b-1 Distribution Plan. The Trust has adopted a distribution plan for the Class A and Class C shares of RMB Fund, the Financial Services Fund and the Financial Long/Short Fund, (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Class I shares are not subject to the Plan. The Plan is a compensation plan, which means that the amount of payments under the Plan for Class A and Class C shares is not linked to the Distributor’s expenditures. Pursuant to the Plan, each Fund pays the Distributor for distribution services and expenses primarily intended to result in the sale of Class A and C shares or to provide services to holders of Class A and Class C shares, provided the categories of expenses for which payment is made are approved by the Board. Under the Plan, the Trust shall pay to the Distributor a distribution and/or shareholder service fee at the rate of up to 0.25% per annum of the average daily NAV of the Class A shares of RMB Fund and the Financial Services Fund and at the rate of up to 0.30% per annum of the average daily NAV of the Class A shares of the Financial Long/Short Fund. Under the Plan, the Trust shall pay to the Distributor a distribution fee at the rate of up to 0.75% per annum of the average daily NAV of the Class C shares of each Fund and a shareholder service fee at a rate of 0.25% per annum of the average daily NAV of the Class C shares of each Fund.

The Plan provides that the distribution and/or shareholder service fees paid by Class A and Class C shares of the Funds may be used to pay for any expenses primarily intended to result in the sale of shares of such Class including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or of other broker-dealers who engage in or support the distribution of each Fund’s Class A or Class C Shares; printing of prospectus and reports for prospective shareholders; advertising; preparation, printing and distribution of sales literature; allowances to other broker-dealers; and distribution expenses incurred in connection with the distribution of Shares of a corresponding class of any Fund or other open-end, registered investment company which sells all or substantially all of its assets to a Fund or which merges or otherwise combines with a Fund. A report of the amounts expended under the Plan is submitted to and approved by the Trustees each quarter. Because of the Plan, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted by FINRA regarding investment companies.

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Pursuant to the Distribution Agreement, amounts retained by the Distributor are not held for profit at the Distributor, but instead are used to pay for and/or reimburse the Adviser for distribution related expenditures.

The Adviser is entitled to retain all fees related to the Plan for the first 12 months on any investment in Class C shares to recoup its expenses with respect to the payment of up-front commissions for Class C shares. Financial intermediaries will become eligible for compensation under the Plan beginning in the 13th month following the purchase of Class C shares, although the Distributor or Adviser may, pursuant to a written agreement between the Distributor or Adviser and a particular financial intermediary, pay such financial intermediary these fees prior to the 13th month following the purchase of Class C shares. Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser and are not financed by investors or the Fund. The Adviser also receives any contingent deferred sales charges paid with respect to Class C shares.

General. The fees paid under the Plan are calculated and accrued daily and paid monthly or at such other longer intervals as the Board shall determine. The Plan is subject to annual approval by the Trustees. The Plan is terminable at any time by vote of the Trustees or by vote of a majority of the shares of the applicable class or Fund. Pursuant to the Plan, a new Trustee who is not an interested person (as defined under the 1940 Act) must be nominated by existing Trustees who are not interested persons.

If a Plan is terminated (or not renewed) with respect to any one or more classes or Funds, the Plan may continue in effect with respect to a class or Fund as to which it has not been terminated (or has been renewed).

The Plan was adopted because of its anticipated benefits to the Funds. These anticipated benefits include: increased promotion and distribution of each Fund’s shares, an enhancement in each Fund’s ability to maintain accounts and improve asset retention, increased stability of net assets for the Funds, increased stability in each Fund’s positions, and greater flexibility in achieving investment objectives. The costs of any joint distribution activities between the Funds will be allocated among the Funds in proportion to their net assets.

For the fiscal year ended December 31, 2016, the Funds paid fees under their Rule 12b-1 Plan according to the table below.

	RMB Fund	Financial Services Fund	Financial Long/Short Fund
MARKETING AND ADVERTISING	$xx	$xx	$xx
PRINTING AND MAILING OF PROSPECTUSES	$xx	$xx	$xx
UNDERWRITER COMPENSATION	$xx	$xx	$xx
BROKER-DEALER COMPENSATION	$xx	$xx	$xx
SALES PERSONNEL COMPENSATION	$xx	$xx	$xx
INTEREST, CARRYING, OR OTHER FINANCING CHARGES	$[•]	$[•]	$[•]

CUSTODIAN

UMB Bank N.A., 928 Grand Boulevard, Kansas City, MO 64106 serves as the custodian of the Trust’s securities and cash.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

BNY Mellon Asset Servicing, located at 4400 Computer Drive Westborough, MA 01581, is the transfer and dividend paying agent for the Trust. Its compensation is based on schedules agreed on by the Trust and the transfer agent.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[•], located at 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania, 19103, is the independent registered public accounting firm for the Trust. In addition to reporting annually on the financial statements of the Trust, the firm provides other audit, tax and related services.

SHARES OF BENEFICIAL INTEREST

DESCRIPTION OF THE TRUST’S SHARES

The Trust is a statutory trust organized on August 20, 1998 under Delaware law. The Trustees are responsible for the management and supervision of the Funds. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Funds, with a par value of $0.10 per share or such other amount as the Trustees may establish. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares only of the Funds. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Funds, or any other series of the Trust, into one or more classes. As of the date of this SAI, the Trustees have authorized the issuance of the classes of shares of the Funds described in the current prospectus.

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Each share of a Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and non-assessable. In the event of liquidation of a Fund, shareholders are entitled to share pro-rata in the net assets of the Fund available for distribution to such shareholders. Shares of a Fund are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times NAV) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust’s outstanding shares. At any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Delaware law, shareholders of a Delaware statutory trust are protected from liability for acts or obligations of the Trust to the same extent as shareholders of a private, for-profit Delaware corporation. In addition, the Declaration of Trust expressly provides that the Trust has been organized under Delaware law and that the Declaration of Trust will be governed by Delaware law. It is possible that the Trust might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Trust’s shareholders could be subject to personal liability.

To guard against this risk, the Declaration of Trust:

•	contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides that notice of this disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Trust or its Trustees;

•	provides for the indemnification out of Trust or Fund property of any shareholders held personally liable for any obligations of the Trust or of the Fund; and

•	provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a Fund is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust’s business and the nature of its assets, we believe the risk of personal liability to a shareholder is remote.

The Declaration of Trust further provides that the Trust will indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving the Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Trust. The Declaration of Trust does not authorize the Trust or any Fund to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

BROKERAGE

Subject to policies established by the Board and applicable rules, the Adviser and Mendon are each responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Funds. In executing portfolio transactions, the Adviser and Mendon will each seek to obtain the best price and most favorable execution for the Funds, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. While the Adviser and Mendon each generally seek reasonably competitive commission rates, payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

When one or more brokers is believed capable of providing the best combination of price and execution, the Adviser or Mendon may select a broker based upon brokerage or research services provided to the Adviser or Mendon if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits an investment adviser, under certain circumstances, to cause a fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

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To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Mendon might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Mendon may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Mendon will be in addition to and not in lieu of the services required to be performed by the Adviser or Mendon under their investment advisory agreements with the Funds. Any advisory or other fees paid to the Adviser or Mendon are not reduced as a result of the receipt of research services.

In some cases the Adviser and Mendon may receive services from a broker that have both a “research” and a “non-research” use. When this occurs, the Adviser and Mendon make a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Mendon will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and Mendon face a potential conflict of interest, but the Adviser and Mendon believe that their allocation procedures are reasonably designed to ensure that they appropriately allocate the anticipated use of such services to their research and non-research uses.

No transactions may be effected by a Fund with the Distributor acting as principal for its own account. Over-the-counter purchases and sales normally are made with principal market makers except where, in management’s opinion, better executions are available elsewhere. Transactions in securities on a securities exchange are generally effected as agency transactions with brokers who receive compensation for their services. U.S. Government and debt securities are traded primarily in the over-the-counter market. Certain equity securities also may be traded in the over-the-counter market. Transactions in the over-the-counter market are generally effected as principal transactions with dealers. However, transactions in the over-the-counter market may also be effected as agency transactions, such as through an electronic communications network (“ECN”) or an alternative trading system (“ATS”). The cost of transactions in securities in the over-the-counter market, whether effected through dealers, ECNs, ATSs or otherwise, may include dealer spreads, brokerage commissions, commission equivalent charges or a combination thereof.

The broker commissions paid by each Fund for the last three fiscal years are set forth in the table below.

Fund	Brokerage Commissions Paid
	2014	2015	2016
RMB Fund	$94,775	$56,367	$xx
Financial Services Fund	$402,162	$501,072	$xx
Financial Long/Short Fund	$793,421	$2,011,668	$xx

Affiliated Brokers. Pursuant to procedures determined by the Trustees and subject to the general policies of the Trust and Section 17(e) of the 1940 Act, the Adviser and Mendon may place securities transactions, including agency cross trades, with brokers with whom it is affiliated (“Affiliated Brokers”). This practice creates a conflict of interest that may give the Adviser or Mendon an incentive to place trades through Affiliated Brokers because Affiliated Brokers will receive commissions and fees for executing securities transactions for the Funds. The Funds address these conflicts through, among other things, compliance with Section 17(e) of the 1940 Act and Rule 17e-1 promulgated thereunder.

Section 17(e) of the 1940 Act limits to “the usual and customary broker’s commission” the amount which can be paid by a Fund to an Affiliated Broker acting as broker in connection with transactions effected on a securities exchange. The Board, including a majority of the Independent Trustees, has adopted procedures designed to comply with the requirements of Section 17(e) and Rule 17e-1 promulgated thereunder to ensure that an Affiliated Broker’s commission is reasonable and fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.

A transaction will not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than similar charges for comparable transactions for such broker’s other unaffiliated customers. A Fund may execute purchases and sales of portfolio securities through an Affiliated Broker if it is able to obtain the best combination of price (inclusive of brokerage commissions) and execution. The Affiliated Broker can charge a Fund commissions for these transactions, subject to the procedures adopted by the Board and subject to review by the Independent Trustees. No Fund will engage in principal transactions with Affiliated Brokers. When appropriate, orders for the account of a Fund placed by Affiliated Brokers may be combined with orders of their respective clients in order to obtain a more favorable commission rate. When the same security is purchased for two or more Funds or customers on the same day, each Fund or customer pays the average price and commissions paid are allocated in direct proportion to the number of shares purchased.

42

A broker may be affiliated with Mendon with respect to the Funds for which Mendon provides advice. However, with respect to the RMB Fund for which Mendon does not provide advice, the broker may be considered unaffiliated.

At least quarterly, the Adviser and Mendon will furnish to the Trust a statement setting forth the total amount of all compensation retained by each Affiliated Broker in connection with effecting transactions for the account of a Fund, to the extent any compensation was paid to an Affiliated Broker. The Board will review all such portfolio transactions on a quarterly basis and the compensation received by Affiliated Brokers in connection therewith.

Information about brokerage commissions paid by the Funds to an Affiliated Broker during the fiscal years ended December 31, is set forth below. All amounts were paid to the Prior Distributor.

Fund	Brokerage Commissions Paid to Prior Distributor			Commissions paid by Fund to Prior Distributor as a percentage of Fund’s Total Brokerage Commissions	Commissions paid by Fund to Prior Distributor as a percentage of Total Dollar Amount of Fund’s Transactions Involving Brokerage Commissions
	2014	2015	2016	2016	2016
RMB Fund	$41,075	$18,390	$xx	xx%	xx%
Financial Services Fund	$0	$1,943	$xx	xx%	xx%
Financial Long/Short Fund	$0	$14,327	$xx	xx%	xx%

Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The value of each Fund’s aggregate holdings of securities of its regular broker-dealers as of December 31, 2016 is as follows:

Fund	Issuer	Value of Fund’s Aggregate Holdings of Issuer

[Insert Table]

FINANCIAL STATEMENTS

The audited financial statements of the Trust for the annual period ended December 31, 2016 are included in the Trust’s Annual Report to Shareholders dated December 31, 2016. These audited financial statements, in the opinion of management, reflect all adjustments necessary to produce a fair statement of the results for the periods presented. You can obtain a copy of the Trust’s Annual Report dated December 31, 2016 by writing or calling the Adviser at the address or telephone numbers set forth on the cover of this SAI. The financial statements included in the Annual Report are incorporated by reference into this SAI by reference to the Annual Report as filed with the Commission on March xx, 2017.

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APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – A short-term obligation rated “A-1” is rated in the highest category and indicates that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – A short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – A short-term obligation rated “B” is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“C” – A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – A short-term obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Local Currency and Foreign Currency Risks – Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s Investors Service (“Moody’s”) short-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention. Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest short-term credit quality. This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good short-term credit quality. This designation indicates good intrinsic capacity for timely payment of financial commitments.

A-1

“F3” – Securities possess fair short-term credit quality. This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” – Securities possess speculative short-term credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” – Securities possess high short-term default risk. Default is a real possibility.

“RD” – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

“D” – Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

The DBRS® Ratings Limited (“DBRS”) short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the sub-categories “(high)”, “(middle)”, and “(low)”.

The following summarizes the ratings used by DBRS for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from “R-1 (high)” by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” – Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

“R-2 (middle)” – Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” – Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” – Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” – Short-term debt rated “R-4” is considered to be of speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” – Short-term debt rated “R-5” is considered to be of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

“D” – Short-term debt rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

A-2

“AA” – An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“BB,” “B,” “CCC,” “CC” and “C” – Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment. The “CC” rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

“C” – An obligation rated “C” is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

“D” – An obligation rated “D” is in default or in breach of an imputed promise. For non-hybrid capital instruments, the “D” rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to “D” if it is subject to a distressed exchange offer.

Plus (+) or minus (-) – The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“NR” – This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks - Standard & Poor’s issuer credit ratings make a distinction between foreign currency ratings and local currency ratings. An issuer’s foreign currency rating will differ from its local currency rating when the obligor has a different capacity to meet its obligations denominated in its local currency, vs. obligations denominated in a foreign currency.

Moody’s long-term ratings are forward-looking opinions of the relative credit risks of financial obligations with an original maturity of one year or more. Such ratings reflect both the likelihood of default on contractually promised payments and the expected financial loss suffered in the event of default. The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, subject to the lowest level of credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are judged to be upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to be speculative and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

A-3

“Caa” – Obligations rated “Caa” are judged to be speculative of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch :

“AAA” – Securities considered to be of the highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be of very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be of high credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be of good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” – Securities considered to be speculative. “BB” ratings indicate that there is an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

“B” – Securities considered to be highly speculative. “B” ratings indicate that material credit risk is present.

“CCC” – A “CCC” rating indicates that substantial credit risk is present.

“CC” – A “CC” rating indicates very high levels of credit risk.

“C” – A “C” rating indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned “RD” or “D” ratings, but are instead rated in the “B” to “C” rating categories, depending upon their recovery prospects and other relevant characteristics. Fitch believes that this approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” obligation rating category, or to corporate finance obligation ratings in the categories below “CCC”.

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligation has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category. The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Long-term debt rated “AAA” is of the highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” – Long-term debt rated “AA” is of superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from “AAA” only to a small degree. Unlikely to be significantly vulnerable to future events.

“A” – Long-term debt rated “A” is of good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.” May be vulnerable to future events, but qualifying negative factors are considered manageable.

A-4

“BBB” – Long-term debt rated “BBB” is of adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

“BB” – Long-term debt rated “BB” is of speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

“B” – Long-term debt rated “B” is of highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” – Long-term debt rated in any of these categories is of very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” – A security rated “D” is assigned when the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to “D” may occur. DBRS may also use “SD” (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•	Amortization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Municipal Short-Term Note rating symbols are as follows:

“SP-1” – A municipal note rated “SP-1” exhibits a strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” – A municipal note rated “SP-2” exhibits a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – A municipal note rated “SP-3” exhibits a speculative capacity to pay principal and interest.

Moody’s uses the Municipal Investment Grade (“MIG”) scale to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels – “MIG-1” through “MIG-3” while speculative grade short-term obligations are designated “SG”. The following summarizes the ratings used by Moody’s for short-term municipal obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

“NR” – Is assigned to an unrated obligation.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG rating scale called the Variable Municipal Investment Grade or “VMIG” scale. The rating transitions on the VMIG scale differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

A-5

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

“NR” – Is assigned to an unrated obligation.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

Credit ratings provided by DBRS are forward-looking opinions about credit risk which reflect the creditworthiness of an issuer, rated entity, and/or security. Credit ratings are not statements of fact. They include subjective considerations and involve expectations for future performance that cannot be guaranteed. To the extent that future events and economic conditions do not match expectations, credit ratings assigned to issuers and/or securities can change. Credit ratings are also based on approved and applicable methodologies, models and criteria (“Methodologies”), which are periodically updated and when material changes are deemed necessary for a wide variety of potential reasons, this may also lead to rating changes.

Credit ratings typically provide an opinion on the risk that investors may not be repaid in accordance with the terms under which the obligation was issued. In some cases, credit ratings may also include consideration for the relative ranking of claims and recovery, should default occur. Credit ratings are meant to provide opinions on relative measures of risk and are not based on expectations of any specific default probability, nor are they meant to predict such.

The data and information on which DBRS bases its opinions is not audited or verified by DBRS, although DBRS conducts a reasonableness review of information received and relied upon in accordance with its Methodologies and policies.

DBRS uses rating symbols as a concise method of expressing its opinion to the market.

A-6

APPENDIX B – PROXY VOTING GUIDELINES OF THE ADVISER

I.	Background:

Rule 206(4)-6 under the Advisers Act states that it would be a fraudulent, deceptive, or manipulative act, practice or course of business within the meaning of Section 206(4) of the Advisers Act for an investment adviser to exercise proxy voting authority with respect to Client securities unless:

(a)	The adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of Clients. The policies should address any material conflicts of interest that may arise between the adviser and its Clients, and how those conflicts of interests will be resolved in the best interest of its Clients;

(b)	The adviser discloses to Clients how they may obtain information on how the adviser voted their proxies; and

(c)	The adviser has disclosed its proxy voting policies and procedures to Clients and, upon request, has furnished a copy to Clients.

II.	Policy:

RMB Capital’s IMA and Form ADV, Part 2A state that RMB Capital will vote proxies solicited by, or with respect to, the issuers of securities in its Clients’ accounts.

RMB Capital will not vote proxies for the following types of securities:

•	Unsupervised securities

•	Securities in transition (e.g., securities held in a account that are in the process of being sold so the account can be aligned with the model portfolios)

•	Securities that have been sold. These represent securities that are no longer in the account at the time of the proxy vote.

•	Foreign securities in countries which require “share blocking.”

In all cases, Clients may expressly retain the right to vote proxies or take any action relating to specified securities held in their account provided they provide timely, prior written notice to RMB Capital, which releases RMB Capital from any liability or responsibility with respect to the voting of proxies.

III.	Applicability: All Employees of RMB Capital.

IV.	Responsibility:

RMB Capital currently utilizes ISS, a leading provider of proxy voting and corporate governance services, to provide research on corporate governance issues and corporate actions, to make proxy vote recommendations, and to handle the administrative functions associated with the voting of Client proxies. While ISS makes the proxy vote recommendations, RMB Capital retains the ultimate authority on deciding how to vote. RMB Capital, as a general matter however, accepts vote recommendations by ISS, though retaining the right to determine the vote on a particular proxy issue. Portfolio Managers must provide written rationale for recommending a vote against the recommendation of ISS. Any votes cast differently from the recommendations of ISS will be reviewed and requires approval based on the policies and procedures established by the Sub-Committee.

ISS maintains proxy vote records and proxy materials including the proxy voting ballot issue and votes cast. ISS provides RMB Capital with various proxy voting reports, including reports that indicate the number of shares and votes taken for all applicable proxy votes cast.

V.	Conflict of Interest:

RMB Capital is committed to the highest standards of business conduct. In order for RMB Capital to identify potential or actual conflicts of interest, it is RMB Capital’s policy that Employees must immediately contact the Compliance Department if they believe that a certain outside activity raises or appears to raise a conflict of interest in connection with the proxy voting activities of RMB Capital. It is every Employee’s duty to notify the Compliance Department of any conflicting relationships as they arise.

In any instance where a conflict of interest arises, RMB Capital will vote in accordance with ISS’ recommendations, foregoing its right to veto such recommendations.

VI.	Disclosure:

Rule 206(4)-6 requires advisers with proxy voting authority to make the following disclosures to Clients:

B-1

(a)	Whether the adviser votes proxies for Clients,

(b)	Adviser’s proxy voting policies, practices, and procedures,

(c)	Whether a Client can direct a vote in a proxy solicitation,

(d)	How Clients can obtain information on how their proxies were voted,

(e)	A copy of proxy policies is available upon request. The rule requires the disclosure to be “a concise summary of the adviser’s proxy voting process, and should indicate that a copy of the policies and procedures is available upon request.” The disclosure must be clear and prominent and “not buried” in a longer document.

RMB Capital complies with these requirements by using disclosure in the Investment Management Agreement and Form ADV, Part 2A.

VII.	Record Keeping:

Rule 204-2(c) (2) under the Advisers Act requires advisers to make and retain the following books and records:

(a)	Proxy voting policies and procedures.

(b)	A copy of each proxy statement that the adviser receives regarding Client securities.

(c)	A record of each vote cast by the adviser on behalf of a Client.

(d)	A copy of any document created by the adviser that was material to making a decision how to vote proxies on behalf of a Client or that memorializes the basis for that decision.

(e)	A copy of each written Client request for information on how the adviser voted proxies on behalf of the Client, and a copy of any written response by the adviser to any (written or oral) Client request for information on how the adviser voted proxies on behalf of the requesting Client.

ISS, by contract, has taken responsibility for keeping some of the records listed above, including records of votes cast. RMB Capital is directly responsible for maintaining any communications between itself and its Clients or between itself and ISS.

VIII.	Responsible Personnel:

A.	The Asset Management Department is responsible for the following functions:

(a)	Periodic meetings with ISS.

(b)	Reviewing ISS recommendations, voting proxies and documenting any votes that differ from ISS recommendations. Portfolio Managers must provide written analysis of reasons for recommending a vote against ISS recommendations.

(c)	Reviewing the proxy voting policies and procedures to ensure they are being implemented effectively and working as intended.

B.	Compliance is responsible for the following functions :

(a)	Oversight and due diligence of ISS (to ensure that ISS is properly voting proxies on behalf of RMB Capital’s Clients).

(b)	Oversight of Operations in providing any Client-specific voting instructions to ISS (and also verifying with ISS that Client instructions were properly followed).

(c)	Oversight of Operations in notifying the Director of Asset Management or Portfolio Managers of upcoming proxy contests involving RMB Capital’s holdings by forwarding details of the contest along with ISS’ voting recommendations.

(d)	Review of selected New Account paperwork to check the consistency between the proxy voting election in the paperwork and the Firm’s system.

Disclosing RMB Capital’s proxy voting practices within Form ADV, Part 2A, reviewing the disclosure for accuracy, monitoring for any material conflicts, and maintaining a database of each written Client request for proxy voting information.

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C.	Wealth Management is responsible for:

(a)	Providing Clients, upon request, with proxy voting records and/or a copy of RMB Capital’s proxy voting policies. If the account’s proxy votes are aggregated, RMB Capital will provide a report from ISS on how proxies were voted for the securities held in the model portfolios, which is updated on a quarterly basis.

(b)	Ensuring that each written Client request and any written response are in the Client’s file.

D.	All Employees of RMB Capital are responsible for notifying the Compliance Department of the following: (potential conflicts of interest)

(a)	Any personal or business relationships with any executive director or officer of a company whose securities are (or may be) recommended to the Firm’s Clients.

(b)	If he (or spouse or close relative) currently serves, or formerly served, as a director or executive of any company.

(c)	If he (or spouse or close relative) holds more than 2% financial interest in any company.

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RMB Investors Trust

Post-Effective Amendment No. 108

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)		Amended and Restated Agreement and Declaration of Trust, dated November 26, 2013 (9)

(b)	(1)	By-Laws dated August 20, 1998, as amended on August 27, 1998 (1)
(b)	(2)	Amendment to By-Laws dated November 14, 2004 (4)
(b)	(3)	Amendment to By-Laws dated October 25, 2005 (5)
(b)	(4)	Amendment to By-Laws dated March 9, 2006 (5)
(c)		None.

(d)	(1)	Investment Advisory Agreement between the Registrant and Burnham Asset Management Corp. with respect to Burnham Fund (now, RMB Fund) and Burnham Financial Services Fund (now, RMB Mendon Financial Services Fund)(2)
(d)	(2)	Investment Subadvisory Agreement between Burnham Asset Management Corp. and Mendon Capital Advisors Corp. with respect to Burnham Financial Services Fund (now, RMB Mendon Financial Services Fund)(2)
(d)	(3)	Investment Advisory Agreement between the Registrant and Burnham Asset Management Corp. with respect to Burnham Financial Industries Fund (now, RMB Mendon Financial Long/Short Fund)(3)
(d)	(4)	Investment Subadvisory Agreement between the Registrant, Burnham Asset Management Corp. and Mendon Capital Advisors Corp. with respect to Burnham Financial Industries Fund (now, RMB Mendon Financial Long/Short Fund)(3)
(d)	(5)	Investment Advisory Agreement between the Registrant and Burnham Asset Management Corp. with respect to Burnham Fund (now, RMB Fund), Burnham Financial Services Fund (now, RMB Mendon Financial Services Fund) and Burnham Financial Long/Short Fund (now, RMB Mendon Financial Long/Short Fund)(10)
(d)	(6)	Investment Subadvisory Agreement Between the Registrant, Burnham Asset Management Corp. and Mendon Capital Advisors Corp. with respect to Burnham Financial Services Fund (now, RMB Mendon Financial Services Fund)(10)
(d)	(7)	Investment Subadvisory Agreement between the Registrant, Burnham Asset Management Corp. and Mendon Capital Advisors Corp. with respect to Burnham Financial Long/Short Fund (now, RMB Mendon Financial Long/Short Fund)(10)
(d)	(8)	Investment Advisory Agreement between the Registrant and RMB Capital Management, LLC – filed herein.
(d)	(9)	Investment Subadvisory Agreement between RMB Capital Management, LLC and Mendon Capital Advisors Corp. – filed herein.

(e)		Distribution Agreement between the Registrant and Foreside Fund Services, LLC(11)

(f)		None.

(g)		Custodian Agreement between the Registrant and UMB Bank, n.a. (7)

(h)	(1)	Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.) (5)

(h)	(2)	Administration Agreement between the Registrant and Burnham Asset Management Corp. (1)
(h)	(3)	Sub-Administration and Fund Accounting Agreement among Burnham Asset Management, Corp., the Registrant and UMB Fund Services, Inc. (7)
(h)	(4)	Amended and Restated Expense Limitation Agreement between Burnham Asset Management Corp. and the Registrant on behalf of the Burnham Fund (now RMB Fund), Burnham Financial Services Fund (now RMB Mendon Financial Services Fund) and Burnham Financial Industries Fund (now, RMB Mendon Financial Long/Short Fund) (11)
(h)	(5)	Administration and Fund Accounting Agreement between the Registrant and UMB Fund Services, Inc. – filed herein.
(h)	(6)	Expense Limitation Agreement between RMB Capital Management, LLC and the Registrant – to be filed by amendment.
(h)	(7)	Amendment No. 1 to the Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.) – filed herein.
(h)	(8)	Amendment No. 2 to the Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US) Inc.) – filed herein.

(i)		Legal Opinion of Counsel regarding the Burnham Fund (now, RMB Fund), Burnham Financial Services Fund (now, RMB Mendon Financial Services Fund) and Burnham Financial Industries Fund (now, RMB Mendon Financial Long/Short Fund)(6)

(j)		Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)		Not applicable.

(l)		None.

(m)		Amended Rule 12b-1 Plan for Class A and Class C shares of Burnham Fund (now RMB Fund), Burnham Financial Services Fund (now, RMB Mendon Financial Services Fund) and Burnham Financial Industries Fund (now RBM Mendon Financial Long/Short Fund)(11)

(n)		Rule 18f-3 Multiple Class Plan (11)

(o)		Reserved.

(p)	(1)	Code of Ethics applicable to Burnham Investors Trust (6)
(p)	(2)	Code of Ethics applicable to Burnham Asset Management Corp. (11)
(p)	(3)	Code of Ethics applicable to Mendon Capital Advisors Corp. (5)
(p)	(4)	Code of Ethics applicable to RMB Capital Management, LLC – filed herein.

(q)		Power-of-Attorney on behalf of William F. Connell, Margaret Eisen, Peter Borish and Robert Sabelhaus. (10)

(1)	Incorporated by reference to post-effective amendment no. 67 (Accession No. 0000950117-99-000334) (filed February 18, 1999).
(2)	Incorporated by reference to post-effective amendment no. 71 (Accession No. 0000935069-01-500066) (filed April 30, 2001).
(3)	Incorporated by reference to post-effective amendment no. 76 (Accession No. 0000935069-04-000657) (filed April 29, 2004).
(4)	Incorporated by reference to post-effective amendment no. 77 (Accession No. 0000935069-05-000342) (filed February 25, 2005).
(5)	Incorporated by reference to post-effective amendment no. 79 (Accession No. 0001003715-06-000170) (filed on April 28, 2006).
(6)	Incorporated by reference to post-effective amendment no. 83 (Accession No. 0000950123-09-051260) (filed on October 19, 2009).
(7)	Incorporated by reference to post-effective amendment No. 91 (Accession No. 0000891092-12-007360) (filed on December 12, 2012).
(8)	Incorporated by reference to post-effective amendment no. 99 (Accession No. 0000891092-13-006337) (filed on July 19, 2013).
(9)	Incorporated by reference to post-effective amendment no. 101 (Accession No. 0000891092-14-003507) (filed on April 30, 2014).
(10)	Incorporated by reference to post-effective amendment no. 104 (Accession No. 0001144204-15-025847) (filed on April 29, 2015).
(11)	Incorporated by reference to post-effective amendment no. 106 (Accession No. 0001144204-16-097922) (filed on April 29, 2016).

Item 29. Persons Controlled or Under Common Control with the Fund

To the knowledge of the Registrant, it does not control, is not controlled by, and is not under common control with, any other person.

Item 30. Indemnification

Except for the Agreement and Declaration of Trust, dated August 20, 1998, as amended (the “Declaration of Trust”), establishing the Registrant as a trust under Delaware law, there is no contract, arrangement or statute under which any trustee, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no trustee or officer will be indemnified against any liability to the Registrant or its shareholders to which the officer or trustee would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Registrant’s trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors or omissions committed in their capacities as such.

Item 31. Business and Other Connections of the Investment Adviser

The information required by this item is set forth in the Form ADV of the Registrant’s investment adviser, RMB Capital Management, LLC. The following sections of the Form ADV are incorporated herein by reference:

(a) Schedules A, B and D

The information required by this item is set forth in the Form ADV of the Registrant’s investment subadviser, Mendon Capital Advisors Corp. The following sections of the Form ADV are incorporated herein by reference:

(a) Schedules A, B and D

Item 32. Principal Underwriters

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended (as of December 31, 2016):

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	American Beacon Funds
5.	American Beacon Select Funds
6.	Archstone Alternative Solutions Fund
7.	Ark ETF Trust
8.	Avenue Mutual Funds Trust
9.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
10.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
11.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
12.	Bridgeway Funds, Inc.
13.	Center Coast MLP & Infrastructure Fund
14.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
15.	Context Capital Funds
16.	CornerCap Group of Funds
17.	Davis Fundamental ETF Trust
18.	Direxion Shares ETF Trust
19.	Eaton Vance NextShares Trust
20.	Eaton Vance NextShares Trust II
21.	Evanston Alternative Opportunities Fund
22.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
23.	FEG Absolute Access Fund I LLC
24.	FlexShares Trust
25.	Forum Funds
26.	Forum Funds II
27.	FQF Trust
28.	Guinness Atkinson Funds
29.	Henderson Global Funds
30.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

31.	Horizons ETF Trust
32.	Infinity Core Alternative Fund
33.	Ironwood Institutional Multi-Strategy Fund LLC
34.	Ironwood Multi-Strategy Fund LLC
35.	John Hancock Exchange-Traded Fund Trust
36.	Lyons Funds
37.	Manor Investment Funds
38.	Miller/Howard Funds Trust
39.	Miller/Howard High Income Equity Fund
40.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
41.	Montage Managers Trust
42.	Palmer Square Opportunistic Income Fund
43.	PENN Capital Funds Trust
44.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
45.	Pine Grove Alternative Institutional Fund
46.	Plan Investment Fund, Inc.
47.	PMC Funds, Series of Trust for Professional Managers
48.	Quaker Investment Trust
49.	Ramius Archview Credit and Distressed Feeder Fund
50.	Ramius Archview Credit and Distressed Fund
51.	Recon Capital Series Trust
52.	Renaissance Capital Greenwich Funds
53.	RMB Investors Trust (f/k/a Burnham Investors Trust)
54.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
55.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
56.	Salient MF Trust
57.	SharesPost 100 Fund
58.	Sound Shore Fund, Inc.
59.	Steben Alternative Investment Funds
60.	Steben Select Multi-Strategy Fund
61.	The 504 Fund (f/k/a The Pennant 504 Fund)
62.	The Community Development Fund
63.	Third Avenue Trust
64.	Third Avenue Variable Series Trust
65.	TIFF Investment Program
66.	TrimTabs ETF Trust
67.	Turner Funds
68.	U.S. Global Investors Funds
69.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
70.	Wintergreen Fund, Inc.
71.	WisdomTree Trust

(b)	The following are the Officers and Managers of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

(c)	Not applicable

Item 33. Location of Accounts and Records

RMB Capital Management, LLC

115 S. LaSalle, 34th Floor

Chicago, Illinois 60603

Burnham Asset Management Corp.

1325 Avenue of the Americas, 26th Floor

New York, New York 10019

Mendon Capital Advisors Corp.

150 Allens Creek Road

Rochester, New York 14618

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212-3948

UMB Bank, n.a.

928 Grand Blvd., 5th Floor,

Kansas City, Missouri 64106

Item 34. Management Services

The Registrant has not entered into any management-related service contracts not discussed in Part A or B of this Registration Statement.

Item 35. Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 2nd day of March, 2017.

RMB INVESTORS TRUST

By:	/s/ Walter H. Clark
Walter H. Clark
President

Pursuant to the requirements of the 1933 Act, this post-effective amendment No. 108 to the registration statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Walter H. Clark
Walter H. Clark	President	March 2, 2017

/s/ Maher A. Harb
Maher A. Harb	Chief Financial Officer	March 2, 2017

Peter Borish*
Peter Borish	Trustee	March 2, 2017

William F. Connell*
William F. Connell	Trustee	March 2, 2017

Margaret M. Eisen*
Margaret M. Eisen	Trustee	March 2, 2017

Robert Sabelhaus*
Robert Sabelhaus	Trustee	March 2, 2017

*By:	/s/ Frank A. Passantino

Frank A. Passantino, Attorney-in-fact under powers of attorney.

Exhibit List

(d)(8)	Investment Advisory Agreement between the Registrant and RMB Capital Management, LLC
(d)(9)	Investment Subadvisory Agreement between RMB Capital Management, LLC and Mendon Capital Advisors Corp.
(h)(5)	Administration and Fund Accounting Agreement between the Registrant and UMB Fund Services, Inc.
(h)(7)	Amendment No. 1 to the Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US), Inc.)
(h)(8)	Amendment No. 2 to the Transfer Agency and Services Agreement between the Registrant and PFPC Inc. (now, BNY Mellon Investment Servicing (US), Inc.)
(p)(4)	Code of Ethics applicable to RMB Capital Management, LLC